As filed with the Securities and Exchange Commission on August 8, 2008

Securities Act File No. 333-152082

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 2

Post-Effective Amendment No. ☐

Fidelity Colchester Street Trust

(Exact Name of Registrant as Specified in Charter)

82 Devonshire Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

1-617-563-7000

(Registrant’s Area Code and Telephone Number)

Scott C. Goebel, Secretary

82 Devonshire Street

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

With copies to:

Joseph R. Fleming, Esq.

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on September 7, 2008, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

FIDELITY COLCHESTER STREET TRUST

FORM N-14

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Joint Special Meeting of Shareholders

Part A — Proxy Statement and Prospectus

Part B — Statement of Additional Information

Part C — Other Information

Exhibits

Signature Page

Important Proxy Materials

PLEASE CAST YOUR VOTE NOW!

Capital One Capital Appreciation Fund

Capital One Mid Cap Equity Fund

Capital One Total Return Bond Fund

Capital One U.S. Government Income Fund

Capital One Cash Reserve Fund

Capital One U.S. Treasury Money Market Fund

Dear Shareholder:

I am writing to let you know that a special meeting of the shareholders of each of the above-referenced funds (the “Capital One Funds,” each, an “Acquired Fund” and collectively, the “Acquired Funds”) will be held on September 26, 2008. Each of the Acquired Funds is a series of the Capital One Funds (“Capital One Trust”). The purpose of the meeting is to vote on proposals to reorganize each Acquired Fund into certain funds (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) advised by Fidelity Management & Research Company (“FMR”). If you are a shareholder of record in one or more of the Acquired Funds as of the close of business on August 11, 2008, you have the opportunity to vote on the proposal(s) that affect your fund(s). This package contains information about the proposals and the materials to use when casting your vote. The following table shows the Acquired Funds and the corresponding Acquiring Funds:

Acquired Fund	Acquiring Fund
Capital One Capital Appreciation Fund	Fidelity Advisor Growth & Income Fund

Capital One Mid Cap Equity Fund	Fidelity Advisor Mid Cap II Fund

Capital One Total Return Bond Fund	Fidelity Advisor Investment Grade Bond Fund

Capital One U.S. Government Income Fund	Fidelity Advisor Government Income Fund

Capital One Cash Reserve Fund	Fidelity Institutional Money Market Fund – Prime Money Market Portfolio

Capital One U.S. Treasury Money Market Fund	Fidelity Institutional Money Market Fund – Treasury Portfolio

Each proposal has been carefully reviewed by the board of trustees of the Capital One Trust (the “Trustees” or the “Board of Trustees”). For the reasons described in the enclosed combined Proxy Statement and Prospectus, the Trustees believe each proposal is in the best interests of shareholders of the Acquired Funds. They recommend that you vote for the proposed reorganizations.

Should a reorganization be approved by shareholders of an Acquired Fund and other conditions to the reorganization be satisfied, your current shares in that Acquired Fund will be exchanged for shares of the corresponding Acquiring Fund. More information on the specific details of and reasons for your Fund’s reorganization is contained in the enclosed combined Proxy Statement and Prospectus.

Please read the enclosed materials carefully and cast your vote on the proxy card(s). Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

Voting is quick and easy. Everything you need is enclosed. To cast your vote, simply complete the proxy card(s) enclosed in this package. Be sure to sign the card(s) before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the web site indicated on your proxy card(s), enter the control number found on the card(s), and follow the recorded or online instructions. If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, Broadridge Financial Solutions, Inc., reminding you to vote.

If you have any questions before you vote, please call Capital One Asset Management, LLC at 1-800-999-0426. Thank you for your participation in this important initiative.

Sincerely,

Richard Chauvin
President

September 7, 2008

2

CAPITAL ONE CAPITAL APPRECIATION FUND

CAPITAL ONE MID CAP EQUITY FUND

CAPITAL ONE TOTAL RETURN BOND FUND

CAPITAL ONE U.S. GOVERNMENT INCOME FUND

CAPITAL ONE CASH RESERVE FUND

CAPITAL ONE U.S. TREASURY MONEY MARKET FUND

Each a Series (and hereinafter an “Acquired Fund”) of the Capital One Funds (the “Capital One Trust”)

3435 Stelzer Road

Columbus, OH 43219

1-800-999-0426

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Our Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Meeting”) of each Acquired Fund will be held at 11:00 a.m. Eastern time on September 26, 2008, at the office of the Capital One Trust’s Administrator, Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Suite 1000, Colombus, OH 43219. The purpose of the Meeting is to consider and act upon the following proposals, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

1.	For shareholders of the Capital One Capital Appreciation Fund only. To approve an Agreement and Plan of Reorganization providing for the (i) transfer of the net assets of the Capital One Capital Appreciation Fund to the Fidelity Advisor Growth & Income Fund in exchange solely for shares of beneficial interest of the Fidelity Advisor Growth & Income Fund, and (ii) distribution of such shares to shareholders of the Capital One Capital Appreciation Fund in complete liquidation of the Capital One Capital Appreciation Fund.

2.	For shareholders of the Capital One Mid Cap Equity Fund only. To approve an Agreement and Plan of Reorganization providing for the (i) transfer of the net assets of the Capital One Mid Cap Equity Fund to the Fidelity Advisor Mid Cap II Fund in exchange solely for shares of beneficial interest of the Fidelity Advisor Mid Cap II Fund, and (ii) distribution of such shares to shareholders of the Capital One Capital Mid Cap Equity Fund in complete liquidation of the Capital One Mid Cap Equity Fund.

3.	For shareholders of the Capital One Total Return Bond Fund only. To approve an Agreement and Plan of Reorganization providing for the (i) transfer of the net assets of the Capital One Total Return Bond Fund to the Fidelity Advisor Investment Grade Bond Fund in exchange solely for shares of beneficial interest of the Fidelity Advisor Investment Grade Bond Fund, and (ii) distribution of such shares to shareholders of the Capital One Total Return Bond Fund in complete liquidation of the Capital One Total Return Bond Fund.

4.	For shareholders of the Capital One U.S. Government Income Fund only. To approve an Agreement and Plan of Reorganization providing for the (i) transfer of the net assets of the Capital One U.S. Government Income Fund to the Fidelity Advisor Government Income Fund in exchange solely for shares of beneficial interest of the Fidelity Advisor Government Income Fund, and (ii) distribution of such shares to shareholders of the Capital One U.S. Government Income Fund in complete liquidation of the Capital One U.S. Government Income Fund.

5.	For shareholders of the Capital One Cash Reserve Fund only. To approve an Agreement and Plan of Reorganization providing for the (i) transfer of the net assets of the Capital One Cash Reserve Fund to the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio in exchange solely for shares of beneficial interest of the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio, and (ii) distribution of such shares to shareholders of the Capital One Cash Reserve Fund in complete liquidation of the Capital One Cash Reserve Fund.

6.	For shareholders of the Capital One U.S. Treasury Money Market Fund only. To approve an Agreement and Plan of Reorganization providing for the (i) transfer of the net assets of the Capital One U.S. Treasury Money Market Fund to the Fidelity Institutional Money Market Fund – Treasury Portfolio in exchange solely for shares of beneficial interest of the Fidelity Institutional Money Market Fund – Treasury Portfolio, and (ii) distribution of such shares to shareholders of the Capital One U.S. Treasury Money Market Fund in complete liquidation of the Capital One U.S. Treasury Money Market Fund.

It is not anticipated that any matters other than the approval of the Reorganizations will be brought before the Meeting. If, however, any other business is properly brought before the meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies.

Shareholders of record of each Acquired Fund at the close of business on August 11, 2008, are entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

You are cordially invited to attend the Meeting. Shareholders are requested and encouraged to complete, date and sign each enclosed proxy card and return it promptly in the postage-paid envelop provided for that purpose. Alternatively, to vote via telephone or the Internet, please refer to the enclosed proxy card. If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy.

If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the meeting in accordance with your instructions. Unless revoked, proxies that have been returned by shareholders without instructions will be voted in favor of the Reorganizations.

Each of the enclosed proxies is being solicited on behalf of the Board of Trustees.

The Board of Trustees unanimously recommends that the shareholders of the Acquired Funds vote FOR the Reorganizations.

By Order of the Board of Trustees,

Daniel J. Igo, Secretary

September 7, 2008

2

YOUR VOTE IS IMPORTANT - PLEASE VOTE YOUR SHARES PROMPTLY.

Shareholders are invited to attend the meeting in person. Any shareholder who does not expect to attend the meeting is urged to vote using the touch-tone telephone or internet voting instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION			VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
2)		ABC Corp.	John Smith, Treasurer
		c/o John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
2)		ABC Trust	Ann B. Collins, Trustee
3)		Ann B. Collins, Trustee	Ann B. Collins, Trustee
		u/t/d 12/28/78
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET

1.	Read the proxy statement, and have your proxy card handy.

2.	Call the toll-free number or visit the web site indicated on your proxy card.

3.	Enter the number found in the shaded box on the front of your proxy card.

4.	Follow the recorded or on-line instructions to cast your vote.

3

COMBINED PROXY STATEMENT AND PROSPECTUS

September 7, 2008

Relating to the Reorganizations of

CAPITAL ONE CAPITAL APPRECIATION FUND

CAPITAL ONE MID CAP EQUITY FUND

CAPITAL ONE TOTAL RETURN BOND FUND

CAPITAL ONE U.S. GOVERNMENT INCOME FUND

CAPITAL ONE CASH RESERVE FUND

CAPITAL ONE U.S. TREASURY MONEY MARKET FUND

each a series of

CAPITAL ONE FUNDS

3435 STELZER ROAD,

COLUMBUS, OHIO 43219

1-800-999-0426

into

FIDELITY ADVISOR GROWTH & INCOME FUND

FIDELITY ADVISOR MID CAP II FUND

FIDELITY ADVISOR INVESTMENT GRADE BOND FUND

FIDELITY ADVISOR GOVERNMENT INCOME FUND

FIDELITY INSTITUTIONAL MONEY MARKET FUND

– PRIME MONEY MARKET PORTFOLIO

FIDELITY INSTITUTIONAL MONEY MARKET FUND

– TREASURY PORTFOLIO

series of

FIDELITY ADVISOR SERIES I,

FIDELITY FIXED-INCOME TRUST,

FIDELITY INCOME FUND

AND

FIDELITY COLCHESTER STREET TRUST

82 DEVONSHIRE STREET,

BOSTON, MASSACHUSETTS 02109

1-877-208-0098

This combined Proxy Statement and Prospectus (“Proxy Statement”) is furnished to shareholders of each of the above listed series (each, an “Acquired Fund” and collectively, the “Acquired Funds”) of the Capital One Funds (the “Capital One Trust”), in connection with the solicitation of proxies made by and on behalf of the Capital One Trust’s Board of Trustees, to be used at a special meeting of shareholders of each Acquired Fund and at any adjournments thereof (the “Meeting”), to be held at 11:00 A.M. Eastern time on September 26, 2008, at the office of the administrator to the Capital One Trust, Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Suite 1000, Colombus, OH 43219.

As more fully described in this Proxy Statement, shareholders of each Acquired Fund are being asked to consider and approve separate Agreements and Plans of Reorganization (each a “Plan” and collectively, the “Plans”) relating to the reorganization of each Acquired Fund into certain funds (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) advised by Fidelity Management & Research Company (“FMR”), as described more fully in each Plan (each, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is a diversified fund of an open-end management investment company registered with the U.S. Securities and Exchange Commission (“SEC”).

The following table outlines the proposed Reorganizations, as well as the Acquiring Fund shares the shareholders of the Acquired Fund will receive if each proposed Reorganization is approved:

	If You Own Shares of:	You Will Receive Shares of:
Proposal 1	Capital One Capital Appreciation Fund:	Fidelity Advisor Growth & Income Fund:
	Class A	Class A
	Class B	Class A
Proposal 2	Capital One Mid Cap Equity Fund:	Fidelity Advisor Mid Cap II Fund:
	Class A	Class A
	Class B	Class A
Proposal 3	Capital One Total Return Bond Fund:	Fidelity Advisor Investment Grade Bond Fund:
Class A
Proposal 4	Capital One U.S. Government Income Fund:	Fidelity Advisor Government Income Fund:
Class A
Proposal 5	Capital One Cash Reserve Fund:	Fidelity Institutional Money Market Fund – Prime Money Market Portfolio:
	Class A	Class III
	Class B	Class III
Proposal 6	Capital One U.S. Treasury Money Market Fund	Fidelity Institutional Money Market Fund – Treasury Portfolio:
Class III

As outlined above, should a Reorganization be approved by shareholders of an Acquired Fund and other conditions to the Reorganization be satisfied, your shares in that Acquired Fund will be exchanged for shares in the corresponding Acquiring Fund. If the Reorganizations are approved by shareholders it is anticipated that shareholders of the Acquired Funds will receive shares in the corresponding Acquiring Funds on or about October 24, 2008 or such other time and date as the parties may agree.

Because you, as a shareholder of an Acquired Fund, are being asked to approve a Plan that will result in a transaction in which you will ultimately hold shares of an Acquiring Fund, this Proxy Statement also serves as a Prospectus for each Acquiring Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed to shareholders on or about September 7, 2008. This Proxy Statement sets forth concisely the information about each Reorganization and the Acquiring Funds that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference:

(i) the Statement of Additional Information dated September 7, 2008, relating to this Proxy Statement;

(ii)

(ii) the combined Prospectus dated December 14, 2007 and supplemented June 23, 2008 for the Acquired Funds; and

(iii) the combined Statement of Additional Information dated December 14, 2007 and supplemented February 21, 2008 for the Acquired Funds.

You can obtain copies of the Statement of Additional Information relating to this Proxy Statement, the Acquiring Funds’ current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the Acquiring Funds’ distributor: Fidelity Distributors Corporation (“FDC”), 82 Devonshire Street, Boston, Massachusetts 02109 or by calling 1-877-208-0098.

You can obtain copies of the Acquired Funds’ current Prospectus, Statement of Additional Information, or annual or semiannual reports without charge by contacting the Funds at 1-800-999-0426.

The Acquired Funds and the Acquiring Funds are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, they must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 3 World Financial Center, Room 4300, New York, NY 10281, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You also can obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

FDC is a member of the Securities Investor Protection Corporation (“SIPC”). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 1-202-371-8300.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE ACQUIRED FUNDS OR THE ACQUIRING FUNDS.

THE SHARES OFFERED BY THIS PROXY STATEMENT/PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

(iii)

(iv)

PROPOSAL 5		58
Reorganization of Capital One Cash Reserve Fund into Fidelity Institutional Money Market Fund – Prime Money Market Portfolio		58
The Proposal		58
Comparison of Investment Objectives and Strategies		58
Comparison of Principal Risks		60
Comparison of Fund Performance		63
Acquiring Fund Performance		64
Key Differences in Rights of Acquired Fund and Acquiring Fund Shareholders		65

PROPOSAL 6		66
Reorganization of Capital One U.S. Treasury Money Market Fund into Fidelity Institutional Money Market Fund – Treasury Portfolio		66
The Proposal		66
Comparison of Investment Objectives and Strategies		66
Comparison of Principal Risks		68
Comparison of Fund Performance		71
Acquiring Fund Performance		71
Key Differences in Rights of Acquired Fund and Acquiring Fund Shareholders		72

THE PROPOSED REORGANIZATIONS		73

ADDITIONAL INFORMATION ABOUT THE FUNDS		81

VOTING INFORMATION		96

MISCELLANEOUS		99

ATTACHMENT I	Investment Objectives, Principal Investment Strategies and Risks from Prospectuses of each Acquiring Fund	AI-1

ATTACHMENT II	Comparison of Fundamental and Non-Fundamental Investment Policies of the Acquired Funds and the Acquiring Funds	AII-1

ATTACHMENT III	Excerpts from Prospectuses of Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund	AIII-1

ATTACHMENT IV	Excerpts from Prospectuses of Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund	AIV-1

ATTACHMENT V	Excerpts from Prospectuses of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio	AV-1

EXHIBIT A	Form of Agreement and Plan of Reorganization	E-1

(v)

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Plans, and in the Prospectus and Statement of Additional Information of the Acquired Funds, which are incorporated herein by reference, and the Statements of Additional Information of the Acquiring Funds, which are incorporated by reference into the Statement of Additional Information to this Proxy Statement. Shareholders should read the entire Proxy Statement and the Prospectuses of the Acquiring Funds carefully for more complete information.

What proposal(s) am I being asked to vote on?

As more fully described below, shareholders of each Acquired Fund are being asked to approve a Plan relating to the proposed transfer by the Acquired Fund of its net assets (i.e., all assets other than (i) those assets reasonably estimated by an officer of the Capital One Trust on the valuation date to be necessary to discharge the liabilities of an Acquired Fund following the Closing Date (as defined below); and (ii) any deferred, accrued or prepaid expenses (such assets defined herein as “Excluded Assets”)) to a corresponding Acquiring Fund in exchange for shares of that Acquiring Fund. If the Reorganization relating to an Acquired Fund is approved and completed, shareholders of such Acquired Fund will receive shares of its respective Acquiring Fund with a dollar value equal to the value of their Acquired Fund shares (minus the value of any Excluded Assets). Shareholders of the Acquired Funds will not be subject to any front-end sales charges on the shares of the Acquiring Fund received as a result of the Reorganizations. However, absent qualifications for a reduction or waiver, current shareholders of Capital One Capital Appreciation Fund, Capital One Mid Cap Equity Fund, Capital One Total Return Bond Fund and Capital One U.S. Government Income Fund will be subject to any applicable sales charges on any subsequent purchases made in the applicable Acquiring Fund. Please see the section entitled “Will I have to pay any front-end sales charges on shares received in the Reorganizations.” The Reorganizations currently are scheduled to take place as of 4:00 p.m., Eastern time, on October 24, 2008, or such other date as the parties may agree (the “Closing Date”).

If You Own Shares of:	You Will Receive Shares of:
Capital One Capital Appreciation Fund:	Fidelity Advisor Growth & Income Fund:
Class A	Class A
Class B	Class A
Capital One Mid Cap Equity Fund:	Fidelity Advisor Mid Cap II Fund:
Class A	Class A
Class B	Class A
Capital One Total Return Bond Fund:	Fidelity Advisor Investment Grade Bond Fund: Class A
Capital One U.S. Government Income Fund:	Fidelity Advisor Government Income Fund: Class A
Capital One Cash Reserve Fund:	Fidelity Institutional Money Market Fund –Prime Money Market Portfolio:
Class A Class B	Class III Class III

Capital One U.S. Treasury Money Market Fund	Fidelity Institutional Money Market Fund –Treasury Portfolio: Class III

Why are the Reorganizations being proposed?

During 2007, Capital One Asset Management, LLC (“COAM”) informed the Board of Trustees of its desire to exit the mutual fund advisory business and engage in discussions regarding the potential reorganization of the Acquired Funds. The discussions were part of an initiative to allow COAM to exit the mutual fund advisory business while simultaneously providing benefits to shareholders of the Acquired Funds, including potentially lower management fees and a tax-free exchange of shares with another mutual fund. In connection with this decision, COAM entered into an agreement on June 18, 2008 with FMR pursuant to which COAM has agreed to sell to FMR its books and records relating to the investment advisory services provided by COAM to the Acquired Funds in return for a payment from FMR based on the value of the Acquired Funds’ assets transferred to the Acquiring Funds through the proposed Reorganizations (the “Agreement”). For a discussion of the Agreement, see the section entitled “Agreement by and among COAM, FMR and Fidelity Distributors Corporation” in the Miscellaneous section of this Proxy Statement.

On June 19, 2008, the Board of Trustees unanimously approved the Reorganizations, subject to shareholder approval. The Board of Trustees, none of whom are “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustees”), concluded that each Reorganization is advisable and in the best interests of the Capital One Trust and the applicable Acquired Fund and its shareholders.

In determining whether to approve the Reorganizations and to recommend approval of the Reorganizations to the shareholders of the Acquired Funds, the Trustees made inquiries into matters deemed relevant and considered, among other things, the following:

•	The relative compatibility of investment objectives and principal investment policies of the Acquiring Funds with those of the Acquired Funds;

•	The relative past performance of the Acquiring Funds, which generally has been favorable when compared with the past performance of the Acquired Funds;

•	The anticipated effect of the Reorganizations on the expense ratios borne by Acquired Fund shareholders;

•	The capabilities, practices and resources of FMR’s management and the other service providers to the FMR family of funds;

•	The viability of the Acquired Funds absent approval of the proposed Reorganizations;

•	The broader product array of the FMR family of funds, and the expanded range of investment options and exchange opportunities available to shareholders;

•	The federal income tax treatment of the Reorganizations;

•	Anticipated disposition of portfolio securities in connection with the Reorganizations;

•	The payment of certain of the expenses of the Reorganizations by COAM and FMR;

•	Alternatives to the proposed Reorganizations, including liquidation of the Acquired Funds;

•	Benefits to COAM; and

•	The recommendation of COAM.

For more information regarding the factors considered by the Trustees, please refer to the “The Proposed Reorganizations – Reasons for the Reorganizations and Trustees’ Considerations” section below.

How would a Reorganization benefit shareholders of an Acquired Fund?

A Reorganization would offer shareholders of an Acquired Fund the opportunity to invest in a larger combined portfolio that has similar investment goals and principal investment strategies. Shareholders also will benefit from a tax free exchange (except with respect to anticipated capital gain distributions) of their Acquired Fund shares for Acquiring Fund shares. In addition, shareholders of Capital One Capital Appreciation Fund, Capital One Mid Cap Equity Fund, Capital One U.S. Government Fund and Capital One Total Return Bond Fund may benefit by not paying any front-end sales charge on the shares of the applicable Acquiring Fund received in their Reorganization.

Who bears the expenses associated with the Reorganizations?

COAM and FMR have agreed to pay certain expenses incurred in connection with the Reorganizations, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of each of the Capital One Funds all materials relating to this Proxy Statement and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations. However, both the Acquired Funds and the Acquiring Funds may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganizations.

Is a Reorganization considered a taxable event for federal income tax purposes?

As a condition to each Reorganization, the participating Acquired Fund and the participating Acquiring Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Internal Revenue Code, Treasury regulations promulgated thereunder, administrative positions of the Internal Revenue Service, and judicial decisions, for federal income tax purposes:

•

the Reorganization, as set forth in the Plan, will constitute a tax-free reorganization under section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

•	no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s assets solely in exchange for shares of the Acquiring Fund;

•

no gain or loss will be recognized by the Acquired Fund upon transfer of the assets of the Acquired Fund to the corresponding Acquiring Fund solely in exchange for shares of the Acquiring Fund or upon the distribution of the shares of the Acquiring Fund to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund;

•	no gain or loss will be recognized by shareholders of the Acquired Fund upon exchange of their shares for shares of the Acquiring Fund in the Reorganization;

•

the aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Fund held by such shareholder immediately prior to the Reorganization;

•

the holding period of the Acquiring Fund shares received by each shareholder of the Acquired Fund pursuant to the Reorganization will include the period during which shares of the Acquired Fund exchanged therefor were held by such shareholder, provided the shares of the Acquired Fund were held as capital assets on the date of the Reorganization;

•	the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; and

•	the holding period of the Acquired Fund’s assets in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or the Acquired Fund’s shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

The parties have agreed to cooperate to facilitate the orderly reorganization of the Acquired Funds into the Acquiring Funds. This transition may include the sale of some or all of the portfolio securities of the

Acquired Funds prior to the Reorganizations. The sale of securities may result in the realization of capital gains to the Acquired Funds that, to the extent not offset by capital losses, would be distributed to shareholders prior to the Closing Date, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts. The table below shows an estimate as of May 31, 2008 of the net long-term capital gains and net short-term capital gains that would be realized as a result of the sale of securities during the transition described and the per share amount of those net capital gains. The table below is based upon the assumption that all of the applicable Acquired Funds’ portfolio holdings will be sold prior to the Reorganizations. The table is representative of market values as of May 31, 2008, and the amount of capital gains distributed prior to the Closing Date will differ, which difference may be material, from those listed on the table due to changes in portfolio composition, changes in market values of portfolio securities and purchase and redemption activities in the applicable Acquired Fund. Because the amounts in the table may change materially on a daily basis, no update to this estimate will be provided. Any brokerage charges associated with the disposition of portfolio securities by the Acquired Funds, prior to the Reorganizations, will be borne by the Acquired Funds.

		Long-Term Capital Gain Amount		Short-Term Capital Gain Amount
	Estimated Total Capital Gain	Estimated Long-Term Gain	Estimated Per Share	Estimated Short-Term Gain	Estimated Per Share
Capital One Capital Appreciation	$26,195,641	$24,907,675	$2.732	$1,287,966	$0.141
Capital One Mid Cap Equity	20,347,114	22,120,352	3.240	(1,773,238)	0.000
Capital One Total Return Bond	(211,273)	11,416	0.000	(222,689)	0.000
Capital One U.S. Government Income	1,239,220	841,638	0.011	387,583	0.005
Capital One Cash Reserve	0	0	0.000	0	0.000
Capital One U.S. Treasury	0	0	0.000	0	0.000

[1]

As of May 31, 2008, if the transaction had closed on that date, it is estimated that for the Capital One Capital Appreciation Fund and the Capital One Mid Cap Equity Fund approximately 74% and 97%, respectively, of the applicable Fund’s portfolio holdings would have been sold to facilitate the transition of the Funds. In order to transition the portfolio of the Capital One Cash Reserve Fund, it is currently anticipated that the Fund will increase its investments in U.S. Treasury and Governmental agency securities, invest in repurchase agreements collateralized by such securities, and invest in other money market funds. It is not anticipated that this portfolio repositioning will result in a significant capital gain/loss distribution to shareholders of the Capital One Cash Reserve Fund. It is anticipated that any repositioning of the Capital One U.S. Treasury Money Market Fund will involve investing in other treasury securities that the Fund currently invests in. It is not anticipated that any necessary repositioning of the Capital One U.S. Treasury Money Market Fund will result in significant capital gain/loss distribution to shareholders of the Fund.

The Acquiring Funds and the Acquired Funds had the following unrealized capital gain or (loss), capital loss carryovers and year-to-date realized capital gain or (loss) as of May 31, 2008. The amounts shown in the table below were calculated on a per share basis and were calculated based on the valuation procedures of the applicable fund. The final amounts of unrealized capital gain or (loss), capital loss carryovers and realized capital gain or loss at the time of the Reorganizations may differ from the amounts as of May 31, 2008 that are shown below. In addition, an Acquiring Fund’s ability to use the capital loss carryovers (if any) of the corresponding Acquired Fund to offset gains of the combined Fund in a given year after the Reorganization may be limited by loss limitation rules under federal tax law. If capital loss carryovers of an Acquired Fund are limited by those rules, it is possible that the limitations could result in a portion of that Fund’s capital loss carryovers eventually expiring unutilized. The impact of those loss limitation rules will depend on the relative sizes of, and the losses and gains in, each Fund at the time of the Reorganization and thus cannot be calculated precisely at this time. If the Reorganizations had occurred on May 31, 2008, however, the loss limitation rules would not have imposed a limitation impacting any combined Fund’s ability to use the applicable Acquired Fund’s capital loss carryovers, except in the case of the proposed Capital One Total Return Bond Fund-Fidelity Advisor Investment Grade Bond Fund Reorganization for which the loss limitations rules could have prevented the combined Fund from being able to use a portion of the capital loss carryovers of the Capital One Total Return Bond Fund in the year following the Reorganization. In addition to the loss limitation rules referred to above, please note that for five years beginning after the Closing Date, no combined Fund will be permitted to offset gains “built in” to either the applicable Acquired Fund or the applicable Acquiring Fund at the time of the Reorganization against capital losses (including capital loss carryforwards) built in to the other Fund at the time of the Reorganization.

Capital One Fund	Unrealized Capital Gain or (Loss)	Capital Loss Carryovers	Realized Capital Gain or (Loss)	Fidelity Fund	Unrealized Capital Gain or (Loss)	Capital Loss Carryovers	Realized Capital Gain or (Loss)
Capital One Capital Appreciation	$2.73	$0.00	$1.77	Fidelity Advisor Growth & Income	$2.10	$0.00	$(0.46)
Capital One Mid Cap Equity	3.52	0.00	0.92	Fidelity Advisor Mid Cap II	3.82	0.00	(1.76)
Capital One Total Return Bond	0.00	(0.07)	0.01	Fidelity Advisor Investment Grade Bond	(0.43)	0.07	0.06
Capital One U.S. Government Income	0.01	(0.02)	0.00	Fidelity Advisor Government Income	0.01	0.00	0.10
Capital One Cash Reserve	0.00	0.00	0.00	Fidelity Institutional Money Market Fund – Prime	0.00	0.00	0.00
Capital One U.S. Treasury	0.00	0.00	0.00	Fidelity Institutional Money Market Fund - Treasury	0.00	0.00	0.00

Shareholders are urged to consult their tax advisors regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to federal income tax consequences, shareholders also should consult their tax advisors as to the non-United States, state, local and other tax consequences of the Reorganizations.

Has each Acquired Fund’s Board of Trustees approved the proposed Reorganizations?

The Board of Trustees of each Acquired Fund has unanimously approved the proposals and recommends that you vote in favor of the Reorganizations by approving the Plans.

I hold Acquired Fund shares through an account at COAM. Are there any special considerations for me?

COAM has engaged ISS Governance Service (“ISS”) to review the proposed Reorganizations and to advise COAM on how to vote shares in the Acquired Funds over which it has discretionary investment authority. ISS will evaluate the transaction based upon the information contained in this Proxy Statement and based upon any other information it deems relevant. COAM will vote the Discretionary Shares in accordance with ISS’s recommendation. As of May 31, 2008, COAM had discretionary investment authority over 89% of the assets of Capital One Capital Appreciation Fund, 94% of the assets of Capital One Mid Cap Equity Fund, 100% of the assets of Capital One Total Return Bond Fund, 97% of the assets of Capital One U.S. Government Income Fund, 58% of the assets of Capital One Cash Reserves Fund and 26% of the assets of Capital One U.S. Treasury Money Market Fund. Because a majority of each of the Acquired Funds, except for the Capital One U.S. Treasury Money Market Fund, consists of Discretionary Shares, COAM’s vote on a proposal may determine the outcome of a proposal.

In addition, COAM will be reviewing, and may decide to engage a third party fiduciary to advise it in its review, whether or not certain large accounts, which meet certain eligibility criteria for separately managed accounts, over which it retains discretionary authority should be redeemed from the Acquired Funds and transferred into separately managed accounts or whether such accounts should remain in the Acquired

Funds and, pending shareholder approval, reorganize into the applicable Acquiring Fund (such candidates are hereafter referred as the “Separately Managed Account Candidates”). While the Separately Managed Account Candidates have not been finally determined in some cases they may constitute a significant amount of the assets of an Acquired Fund. If COAM determines pursuant to its fiduciary duties, and possibly in consultation with the third party fiduciary, that some or all of the Separately Managed Account Candidates should be redeemed from the Acquired Funds, then some or all of such redemptions may be made through a redemption in-kind which could have an impact on the capital gain positions of the Acquired Funds that are described in the section entitled “Is a Reorganization considered a taxable event for federal income tax purposes?” It is not possible at this time to determine the impact that the redemptions in-kind could have on the Acquired Fund’s capital gain position but it is likely that the impact will be neutral or positive to the remaining shareholders of the Acquired Funds.

How will the number of shares of an Acquiring Fund that I will receive be determined?

As of 4:00 p.m., Eastern time, on the Closing Date, each Acquired Fund’s assets will be valued using the valuation procedures used to calculate the value of the assets of the corresponding Acquiring Fund. The number of shares to be issued will be based on the relative net asset value of an Acquired Fund and its corresponding Acquiring Fund at the time of the exchange. The total value of your holdings should not change as a result of a Reorganization, except to the extent that the Acquiring Funds’ valuation procedures differ from the Acquired Funds’ valuation procedures and to the extent that the Acquired Funds have certain prepaid expenses listed as an asset on the Closing Date. For example, if the value of a portfolio asset held by an Acquired Fund is higher when using that Acquired Fund’s valuation procedures (as compared to using the corresponding Acquiring Fund’s valuation procedures), then the application of the Acquiring Fund’s valuation procedures on the Closing Date will cause the dollar value of your holdings in the Acquiring Fund after the Reorganization to be less than the dollar value of your holdings in the Acquired Fund prior to the Reorganization. To the extent any differences result, COAM believes any impact to shareholders will not be material.

Will I have to pay any front-end sales charges on shares received in the Reorganizations?

No. You will not have to pay any front-end sales charge on any shares of an Acquiring Fund received as part of the Reorganizations.

With respect to Class A shares of the Fidelity Advisor Growth & Income Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund, shareholders will be subject to any applicable front-end sales charge on subsequent purchases into such Acquiring Fund to the extent that such shareholders do not qualify for a reduction or elimination of a sales load under the Fidelity Fund’s policies. Both the Fidelity Funds and the Capital One Funds offer a rights of accumulation program and a letter of intent program. To qualify for a Class A front-end sales charge reduction, shareholders must notify the Fidelity Funds in advance of their purchase. A Fidelity Fund shareholder and their spouse and children under the age of 21, as well as a trustee, administrator, or other fiduciary purchasing for a single trust estate, or a single fiduciary account (and certain other accounts) may combine purchases of Class A shares for purposes of qualifying for the front-end sales charge reductions offered by the Fidelity Funds.

Under the rights of accumulation program, a Fidelity Fund shareholder may combine purchases of additional Class A shares with the existing value of: (i) Class A, Class T, Class B and Class C shares of any other Fidelity Fund that offers Advisor classes of shares; (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund; (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares; (iv) Class O shares of Advisor Diversified Stock Fund and Advisor Capital Development Fund, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For purposes of the rights of accumulation program, the current value of a Fidelity Fund shareholder’s holdings is determined at the NAV at the close of business on the day prior to the purchase of Class A shares. To qualify for the rights of accumulation program, all purchases and holdings must have been made through one intermediary. Under the Fidelity Funds’ letter of intent program, the sales load charge may be reduced on purchases of Class A shares made during a 13-month period provided a letter of intent is executed and filed with the Fidelity Funds within 90 days of the start of such purchases.

Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%. A front-end sales charge will not apply to certain purchases of Class A shares including purchases for employee benefit plans and insurance company separate accounts. Additionally, Class A purchases on behalf of managed account programs that charge an asset-based fee and health savings account programs will not be subject to front-end sales charge. Finally, Class A purchases by bank trust officers, registered representatives or other employees of intermediaries having agreements with the Fidelity Funds’ distributor, purchases by the Fidelity Investments Charitable Gift Fund and purchases used to repay loans against Class A or Class B shares held in the Fidelity Advisor 403(b) program will not be subject to a front-end sales charge. (For additional information concerning available reductions and waivers, see “Sales Charges and Concessions – Class A” in Attachments III and IV).

For a detailed discussion of these programs for Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund, see the “Combined Purchase, Rights of Accumulation, and Letter of Intent Programs” section contained in Attachment III to this Proxy Statement. For a detailed discussion of these programs for Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund, see the “Combined Purchase, Rights of Accumulation, and Letter of Intent Programs” section contained in Attachment IV to this Proxy Statement.

There are no front-end sales charges on Class III shares of the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio.

For more information concerning the fees and expenses applicable to each Acquiring Fund, see the applicable “Comparative Fee Table” in each of the following Proposals.

Are the investment objectives and strategies of the Acquired Funds similar to the investment objectives and strategies of the corresponding Acquiring Funds?

While each Acquired Fund’s and the corresponding Acquiring Fund’s investment objectives and strategies are similar, there are certain differences.

For a detailed comparison of each Fund’s investment objectives and strategies, see the applicable “Comparison of Investment Objectives and Strategies” section below.

Do the fundamental and non-fundamental investment policies differ between the Acquired Funds and the Acquiring Funds?

Although the language may differ between the fundamental investment policies of the Acquired Funds and the Acquiring Funds, the policies are similar and include investment policies required by the Investment Company Act of 1940 Act, as amended (the “1940 Act”). In addition, certain Acquiring Funds have adopted additional fundamental and non-fundamental policies that other Acquired Funds have not. For a detailed comparison of the Acquired Funds’ and the Acquiring Funds’ fundamental and non-fundamental investment policies, see Attachment II to this Proxy Statement.

Do the principal risks associated with investments in an Acquired Fund differ from the principal risks associated with investments in the corresponding Acquiring Fund?

Although the principal risks associated with investments in each Acquired Fund are similar to the principal risks associated with investments in the corresponding Acquiring Fund, there are certain material differences that you should consider in connection with the Reorganizations. For a detailed comparison of each Fund’s principal investment risks, see the applicable “Comparison of Principal Risks” section below.

Do the procedures for purchasing and redeeming fund shares differ between the Acquired Funds and the Acquiring Funds?

The procedures for purchasing and redeeming shares of the Acquired Funds and the Acquiring Funds are substantially similar to each other.

For a detailed discussion of the procedures for purchasing and redeeming shares of Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund, see the “Buying and Selling Shares” section contained in Attachment III to this Proxy Statement.

For a detailed discussion of the procedures for purchasing and redeeming shares of Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund, see the “Buying and Selling Shares” section contained in Attachment IV to this Proxy Statement.

For a detailed discussion of the procedures for purchasing and redeeming shares of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio, see the “Buying and Selling Shares” section contained in Attachment V to this Proxy Statement.

Please note that, purchase orders into the Acquired Funds may be restricted shortly before the closing of the Reorganizations. Shareholders of the Acquired Funds may redeem shares of the Acquired Fund in which they own shares through the Closing Date of the Reorganizations.

Do the exchange privileges differ between the Acquired Funds and the Acquiring Funds?

Although the exchange privileges of the Acquired Funds and the Acquiring Funds are similar, there are certain material differences that you should consider in connection with the Reorganizations.

Shares of Capital One Total Return Bond Fund, Capital One U.S. Government Income Fund and Capital One U.S. Treasury Money Market Fund, as well as Class A shares of any Acquired Fund may be exchanged for shares of any other Acquired Fund, except for Class B shares. Class B shares of any Acquired Fund may only be exchanged for Class B shares of any other Acquired Fund. Acquired Fund shareholders may only exchange Acquired Fund shares with a net asset value (NAV) of at least $1,000.

Class A shares of Fidelity Advisor Growth & Income Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund may be exchanged for Class A shares of any other Fidelity fund that offers a Class A share class, or for Daily Money Class shares of Fidelity Treasury Fund, Fidelity Prime Fund and Fidelity Tax-Exempt Fund.

Class III shares of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio may be exchanged for Class III shares of any other Fidelity fund that offers a Class III share class.

For a detailed discussion of the exchange privileges of Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund, see the “Exchanging Shares” section contained in Attachment III to this Proxy Statement.

For a detailed discussion of the exchange privileges of Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund, see the “Exchanging Shares” section contained in Attachment IV to this Proxy Statement.

For a detailed discussion of the exchange privileges of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio, see the “Exchanging Shares” section contained in Attachment V to this Proxy Statement.

If a Reorganization is approved, shareholders of the Acquired Funds will be able to utilize the exchange privileges of the class of the Acquiring Fund shares they receive in the Reorganization.

Do the procedures for pricing fund shares differ between the Acquired Funds and the Acquiring Funds?

The procedures for pricing fund shares of Capital One Capital Appreciation Fund, Capital One Mid Cap Equity Fund, Capital One Total Return Bond Fund and Capital One U.S. Government Income Fund are substantially similar to the procedures for pricing fund shares of their corresponding Acquiring Funds (i.e., Fidelity Advisor Growth & Income Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund, respectively).

There are, however, certain key differences between the timing for pricing fund shares of Capital One Cash Reserve Fund and Capital One U.S. Treasury Money Market Fund and the timing for pricing fund shares of their corresponding Acquiring Funds (i.e., Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio, respectively).

Capital One Cash Reserve Fund and Capital One U.S. Treasury Money Market Fund each determine their NAV twice daily, once at 12:00 p.m. (Eastern time) and again at 4:00 p.m. (Eastern time). Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio also each determine their NAV twice daily, once at 4:00 p.m. (Eastern time) and again at 5:00 p.m. (Eastern time).

For a detailed discussion of the procedures for pricing fund shares of Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund, see the “Valuing Shares” section contained in Attachment III to this Proxy Statement.

For a detailed discussion of the procedures for pricing fund shares of Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund, see the “Valuing Shares” section contained in Attachment IV to this Proxy Statement.

For a detailed discussion of the procedures for pricing fund shares of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio, see the “Valuing Shares” section contained in Attachment V to this Proxy Statement.

If a Reorganization is approved, on the Closing Date, the value of the assets of each Acquired Fund will be determined using the valuation procedures set forth in the corresponding Acquiring Fund’s then-current prospectus and statement of additional information.

Do the dividend and distribution policies differ between the Acquired Funds and the Acquiring Funds?

Although the Acquired Funds and the Acquiring Funds have similar dividend and distribution policies, there are certain material differences that you should consider in connection with the Reorganizations.

Capital One Capital Appreciation Fund and Capital One Mid Cap Equity Fund declare and pay any dividends quarterly to shareholders. Capital One Total Return Bond Fund and Capital One U.S. Government Income Fund each declare and pay any dividends monthly to shareholders. Each of these Funds pays capital gain distributions to shareholders at least annually.

Capital One Cash Reserve Fund and Capital One U.S. Treasury Money Market Fund declare any dividends and capital gains, if any, daily and pay them monthly to shareholders.

Fidelity Advisor Growth & Income Fund normally pays dividends and capital gain distributions in January and December. Fidelity Advisor Mid Cap II Fund normally pays dividends and capital gain distributions in February and December. Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund each normally declares dividends daily and pays them monthly. Fidelity Advisor Investment Grade Bond Fund normally pays capital gain distributions in October and December. Fidelity Advisor Government Income Fund normally pays capital gain distributions in September and December. Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio each normally declares dividends and capital gain distributions, if any, daily and pays them monthly.

Please note that on or before the Closing Date, each Acquired Fund is expected to declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain, including gain realized as a result of portfolio repositioning prior to the Reorganizations. See the section entitled “Is a Reorganization considered a taxable event for federal income tax purposes” for more information on the capital gain distributions, if any, prior to the Closing Date.

Furthermore, each Acquiring Fund declares dividends and other distributions in accordance with its dividend and distribution policies as discussed above, and, based on those policies, distributions may be declared soon after the Closing Date. Those distributions may include amounts attributable to income or gain realized by an Acquiring Fund prior to the Reorganizations. Accordingly, as a shareholder of an

Acquired Fund prior to the Reorganizations and a shareholder of an Acquiring Fund after the Reorganizations, you may receive distributions of investment company taxable income and net realized capital gain from both Funds within the same calendar year.

For a detailed discussion of the dividends and distributions policies of Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund, see the “Dividend and Capital Gain Distributions” section contained in Attachment III to this Proxy Statement.

For a detailed discussion of the dividends and distributions policies of Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund, see the “Dividend and Capital Gain Distributions” section contained in Attachment IV to this Proxy Statement.

For a detailed discussion of the dividends and distributions policies of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio, see the “Dividend and Capital Gain Distributions” section contained in Attachment V to this Proxy Statement.

Do the policies and procedures designed to discourage excessive and short-term trading of fund shares differ between the Acquired Funds and the Acquiring Funds?

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into a fund’s NAV. To prevent the potential harm excessive trading can cause to shareholders, many funds adopt excessive trading policies and procedures which are designed to discourage excessive and short-term trading of fund shares.

Excessive trading activity in a fund is generally measured by the number of roundtrip transactions in a shareholder’s account. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Given the short-term nature of the investments made by Capital One Cash Reserve Fund and Capital One U.S. Treasury Money Market Fund, and their use of the amortized cost method for calculating the NAV of fund shares, neither Fund anticipates that in the normal course frequent or short-term trading into and out of each Fund will significantly impact either the Fund or its shareholders. Because of this and because each Fund is intended to be used as a liquid short-term investment, neither Capital One Cash Reserve Fund nor Capital One U.S. Treasury Money Market Fund has adopted excessive trading policies and procedures.

For the same reasons, neither Fidelity Institutional Money Market Fund – Prime Money Market Portfolio nor Fidelity Institutional Money Market Fund – Treasury Portfolio has adopted excessive trading policies or procedures.

Capital One Capital Appreciation Fund, Capital One Mid Cap Equity Fund, Capital One Total Return Bond Fund and Capital One U.S. Government Income Fund, as well as Fidelity Advisor Growth & Income Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund, have adopted excessive trading policies and procedures. Although the excessive trading policies and procedures adopted by each Fund are similar to each other, there are certain material differences that you should consider in connection with the Reorganizations.

The policies and procedures adopted by Capital One Capital Appreciation Fund, Capital One Mid Cap Equity Fund, Capital One Total Return Bond Fund and Capital One U.S. Government Income Fund preclude shareholders from making further purchases or exchanges of fund shares if it is determined that the shareholder has engaged in two or more roundtrip transactions within a 12-month period.

The policies and procedures adopted by Fidelity Advisor Growth & Income Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund provide that shareholders with two or more roundtrip transactions in a single Fund within a rolling 90-day period will be blocked from making additional purchases or exchanges of the Fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from additional purchases or exchanges across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange transactions in any account under the shareholder’s control at any time.

For a detailed discussion of the excessive trading policies and procedures of Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund, see the “Buying and Selling Shares–Excessive Trading Policy” section contained in Attachment III to this Proxy Statement.

For a detailed discussion of the excessive trading policies and procedures of Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund, see the “Buying and Selling Shares–Excessive Trading Policy” section contained in Attachment IV to this Proxy Statement.

If a Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s excessive trading policies and procedures.

In summary, what are some of the material differences between the Acquired Funds and the corresponding Acquiring Funds?

Proposal 1 - Reorganization of Capital One Capital Appreciation Fund into Fidelity Advisor Growth & Income Fund

In considering whether to approve the Reorganization, you should note that:

•	the Capital One Capital Appreciation Fund and the Fidelity Advisor Growth & Income Fund have similar investment goals and strategies;

•

the Fidelity Advisor Growth & Income Fund seeks high total return through a combination of current income and capital appreciation, while the Capital One Capital Appreciation Fund seeks to provide growth of capital and income;

•

as of May 31, 2008, the year-to-date and 1- and 10-year performance (non-load adjusted) of the Fidelity Advisor Growth & Income Fund is superior to that of the Capital One Capital Appreciation Fund, while the 5-year performance (non-load adjusted) of the Capital One Capital Appreciation Fund is superior to that of the Fidelity Advisor Growth & Income Fund;

•

the Fidelity Advisor Growth & Income Fund is currently advised by FMR and sub-advised internally by FMR affiliates, which will be responsible for the day-to-day management of the resulting combined Fund after the Reorganization;

•

the Fidelity Advisor Growth & Income Fund is the significantly larger portfolio (net assets of $1.84 billion for the Fidelity Advisor Growth & Income Fund versus $138.8 million for the Capital One Capital Appreciation Fund, as of May 31, 2008);

•

in order to transition the portfolio, it is currently expected that a significant portion of the portfolio assets of the Capital One Capital Appreciation Fund will be sold prior to Closing. Any repositioning of the Fund’s portfolio could: (i) cause the Fund to distribute capital gains to its shareholders prior to Closing and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts (ii) cause the Fund to incur transaction costs such as brokerage fees and (iii) impact the Fund’s performance prior to Closing;

•

the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither the Capital One Capital Appreciation Fund nor its shareholders, nor the Fidelity Advisor Growth & Income Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the Reorganization (except with respect to the anticipated capital gain distributions noted above in the prior bullet point);

•

the Reorganization is expected to result in much lower advisory fees for shareholders of the Capital One Capital Appreciation Fund that transition to the Fidelity Advisor Growth & Income Fund in the Reorganization: 0.75% for Capital One Capital Appreciation Fund (as a percentage of average daily net assets) versus 0.46% for the Fidelity Advisor Growth & Income Fund (as a percentage of average daily net assets);

•

while for Class A of the Capital One Capital Appreciation Fund, the maximum sales load imposed on purchases is lower than that of the Fidelity Advisor Growth & Income Fund – Class A (4.50% versus 5.75%), the total fund operating expenses for shareholders of Fidelity Advisor Growth & Income Fund are lower than that of the Capital One Capital Appreciation Fund before (1.28% versus 1.05%) and after (1.28% versus 1.04%) the Reorganization; and

•

Class B of the Capital One Capital Appreciation Fund, which has a maximum contingent deferred sales charge of 5.50%, will be reorganized into Fidelity Advisor Growth & Income Fund – Class A which has no contingent deferred sales charge and lower total fund operating expenses before (2.03% versus 1.05%) and after (2.03% versus 1.04%) the Reorganization. However, shareholders of Class B of the Capital One Capital Appreciation Fund would be subject, absent qualifications for any applicable waivers, to the 5.75% front end sales charge on any subsequent purchases in the Class A shares of the Fidelity Advisor Growth & Income Fund.

Proposal 2 - Reorganization of Capital One Mid Cap Equity Fund into Fidelity Advisor Mid Cap II Fund

In considering whether to approve the Reorganization, you should note that:

•	the Capital One Mid Cap Equity Fund and the Fidelity Advisor Mid Cap II Fund have similar investment goals and strategies;

•	the Fidelity Advisor Mid Cap II Fund seeks long-term growth of capital, while the Capital One Mid Cap Equity Fund seeks total return;

•

as of May 31, 2008, the 1- and 3-year performance (non-load adjusted) of the Fidelity Advisor Mid Cap II Fund is superior to that of the Capital One Mid Cap Equity Fund, while the year-to-date performance (non-load adjusted) of the Capital One Mid Cap Equity Fund is superior to that of the Fidelity Advisor Mid Cap II Fund;

•

the Fidelity Advisor Mid Cap II Fund is currently advised by FMR and sub-advised internally by FMR affiliates, which will be responsible for the day-to-day management of the resulting combined Fund after the Reorganization;

•

the Fidelity Advisor Mid Cap II Fund is the significantly larger portfolio (net assets of $2.21 billion for the Fidelity Advisor Mid Cap II Fund versus $96.49 million for the Capital One Mid Cap Equity Fund, as of May 31, 2008);

•

in order to transition the portfolio, it is currently expected that a significant portion of the portfolio assets of the Capital One Mid Cap Equity Fund’s portfolio will be sold prior to Closing. Any repositioning of the Fund’s portfolio could: (i) cause the Fund to distribute capital gains to its shareholders prior to Closing and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts (ii) cause the Fund to incur transaction costs such as brokerage fees and (iii) impact the Fund’s performance prior to Closing;

•

the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither the Capital One Mid Cap Equity Fund nor its shareholders, nor the Fidelity Advisor Mid Cap II Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the Reorganization (except with respect to the anticipated capital gain distribution noted above in the prior bullet point);

•

the Reorganization is expected to result in much lower advisory fees for shareholders of the Capital One Mid Cap Equity Fund that transition to the Fidelity Advisor Mid Cap II Fund in the Reorganization: 0.75% for Capital One Mid Cap Equity Fund (as a percentage of average daily net assets) versus 0.56% for the Fidelity Advisor Mid Cap II Fund (as a percentage of average daily net assets);

•

while for Class A of the Capital One Mid Cap Equity Fund, the maximum sales load imposed on purchases is lower than that of the Fidelity Advisor Mid Cap II Fund – Class A (4.50% versus 5.75%), the total fund operating expenses (1.30% versus 1.15%) for shareholders of Fidelity Advisor Mid Cap II Fund are lower than that of the Capital One Mid Cap Equity Fund before and after the Reorganization; and

•

Class B of the Capital One Mid Cap Equity Fund, which has a maximum contingent deferred sales charge of 5.50%, will be reorganized into Fidelity Advisor Mid Cap II Fund – Class A which has no contingent deferred sales charge and lower total fund operating expenses (2.05% versus 1.15%) before and after the Reorganization. However, shareholders of Class B of the Capital One Mid Cap Equity Fund would be subject, absent qualifications for any applicable waivers, to the 5.75% front end sales charge on any subsequent purchases in the Class A shares of the Fidelity Advisor Mid Cap II Fund.

Proposal 3 - Reorganization of Capital One Total Return Fund into Fidelity Advisor Investment Grade Bond Fund

In considering whether to approve the Reorganization, you should note that:

•	the Fidelity Advisor Investment Grade Bond Fund seeks a high level of current income, while the Capital One Total Return Bond Fund seeks to maximize total return;

•

as of May 31, 2008, the year-to-date and 1- and 5-year performance (non-load adjusted) of the Capital One Total Return Bond Fund is superior to that of the Fidelity Advisor Investment Grade Bond Fund, while the 10-year performance (non-load adjusted) of the Fidelity Advisor Investment Grade Bond Fund is superior to that of the Capital One Total Return Bond Fund;

•

the Fidelity Advisor Investment Grade Bond Fund is currently advised by FMR and sub-advised internally by FMR affiliates, which will be responsible for the day-to-day management of the resulting combined Fund after the Reorganization;

•

the Fidelity Advisor Investment Grade Bond Fund is the significantly larger portfolio (net assets of $10.24 billion for the Fidelity Advisor Investment Grade Bond Fund versus $44.5 million for the Capital One Total Return Bond Fund, as of May 31, 2008);

•

in order to transition the portfolio, it is currently expected that all or substantially all of the portfolio assets of the Capital One Total Return Bond Fund will be repositioned or sold prior to Closing. Any repositioning of the Fund’s portfolio could: (i) cause the Fund to distribute capital gains to its shareholders prior to Closing and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts and (ii) impact the Fund’s performance prior to Closing;

•

the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither the Capital One Total Return Bond Fund nor its shareholders, nor the Fidelity Advisor Investment Grade Bond Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the Reorganization (except with respect to the anticipated capital gain distribution noted above in the prior bullet point);

•

the Reorganization is expected to result in much lower advisory fees for shareholders of the Capital One Total Return Bond Fund that transition to the Fidelity Advisor Investment Grade Bond Fund in the Reorganization: 0.50% for Capital One Total Return Bond Fund (as a percentage of average daily net assets) versus 0.32% for the Fidelity Advisor Investment Grade Bond Fund (as a percentage of average daily net assets); and

•

while for the Capital One Total Return Bond Fund, the maximum sales load imposed on purchases is lower than that of the Fidelity Advisor Investment Grade Bond Fund – Class A (3.00% versus 4.00%), the total gross fund operating expenses of the Capital One Total Return Bond Fund are higher than that of the Fidelity Advisor Investment Grade Bond Fund (1.10% versus 0.80%) but lower than the total net fund operating expenses (0.67% versus 0.80%) of Fidelity Advisor Investment Grade Bond Fund before and after the Reorganization.

Proposal 4 - Reorganization of Capital One U.S. Government Income Fund into Fidelity Advisor Government Income Fund

In considering whether to approve the Reorganization, you should note that:

•	the Capital One U.S. Government Income Fund and the Fidelity Advisor Government Income Fund have similar investment goals and strategies;

•

the Fidelity Advisor Government Income Fund seeks a high level of current income, consistent with preservation of principal, while the Capital One U.S. Government Income Fund seeks to provide current income;

•

as of May 31, 2008, the year-to-date and 1-, 5-, and 10-year performance (non-load adjusted) of the Fidelity Advisor Government Income Fund is superior to that of the Capital One U.S. Government Income Fund;

•

the Fidelity Advisor Government Income Fund is currently advised by FMR and sub-advised internally by FMR affiliates, which will be responsible for the day-to-day management of the resulting combined Fund after the Reorganization;

•

the Fidelity Advisor Government Income Fund is the significantly larger portfolio (net assets of $8.80 billion for the Fidelity Advisor Government Income Fund versus $78.7 million for the Capital One U.S. Government Income Fund, as of May 31, 2008);

•

in order to transition the portfolio, it is currently expected that all or substantially all of the portfolio assets of the Capital One U.S. Government Income Fund will be repositioned or sold prior to Closing. Any repositioning of the Fund’s portfolio could: (i) impact the Fund’s performance prior to Closing (ii) cause the Fund to incur transaction costs and (iii) cause the Fund to distribute capital gains to its shareholders prior to Closing and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts;

•

the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither the Capital One U.S. Government Income Fund nor its shareholders, nor the Fidelity Advisor Government Income Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the Reorganization (except with respect to the anticipated capital gain distribution noted above in the prior bullet point);

•

the Reorganization is expected to result in lower advisory fees for shareholders of the Capital One U.S. Government Income Fund that transition to the Fidelity Advisor Government Income Fund in the Reorganization: 0.45% for Capital One U.S. Government Income Fund (as a percentage of average daily net assets) versus 0.32% for the Fidelity Advisor Government Income Fund (as a percentage of average daily net assets); and

•

while for the Capital One U.S. Government Income Fund, the maximum sales load imposed on purchases is lower than that of the Fidelity Advisor Government Income Fund – Class A (3.00% versus 4.00%), the total gross fund operating expenses of the Capital One U.S. Government Income Fund are higher than that of the Fidelity Advisor Government Income Fund (0.97% versus 0.82%) but lower than the total net fund operating expenses (0.61% versus 0.82%) of Fidelity Advisor Government Income Fund before and after the Reorganization.

Proposal 5 - Reorganization of Capital One Cash Reserve Fund into Fidelity Institutional Money Market Fund—Prime Money Market Portfolio

In considering whether to approve the Reorganization, you should note that:

•

both the Capital One Cash Reserve Fund and the Fidelity Institutional Money Market Fund - Prime Money Market Portfolio are money market mutual funds, which seek to maintain a $1.00 net asset value per share;

•

as of May 31, 2008, the year-to-date and 1-, 5- and 10-year performance of the Fidelity Institutional Money Market Fund - Prime Money Market Portfolio is superior to that of the Capital One Cash Reserve Fund;

•

the Fidelity Institutional Money Market Fund - Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the Fund, while the Capital One Cash Reserve Fund seeks to maintain a stable net asset value (NAV) of $1.00 per share and the Fund’s goal is current income consistent with stability of principal;

•

the Fidelity Institutional Money Market Fund - Prime Money Market Portfolio is currently advised by FMR and sub-advised internally by FMR affiliates, which will be responsible for the day-to-day management of the resulting combined Fund after the Reorganization;

•

the Fidelity Institutional Money Market Fund - Prime Money Market Portfolio is the significantly larger portfolio (net assets of $20.89 billion for the Fidelity Institutional Money Market Fund - Prime Money Market Portfolio versus $182.8 million for the Capital One Cash Reserve Fund, as of May 31, 2008);

•

in order to transition the portfolio, it is currently anticipated that the Capital One Cash Reserve Fund will increase its investment in U.S. Treasury and Governmental agency securities, invest in repurchase agreements collateralized by such securities and invest in other money market funds - it is not anticipated that this portfolio repositioning will result in a significant capital gain distribution to shareholders;

•

it is possible that all or substantially all of the portfolio assets of the Capital One Cash Reserve Fund will be repositioned or sold prior to Closing, which could: (i) impact the Fund’s yield prior to Closing and (ii) cause the Fund to distribute capital gains to its shareholders prior to Closing and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts;

•	the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither the Capital One Cash Reserve

Fund nor its shareholders, nor the Fidelity Institutional Money Market Fund - Prime Money Market Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the Reorganization;

•

the Reorganization is expected to result in much lower advisory fees for shareholders of the Capital One Cash Reserve Fund that transition to the Fidelity Institutional Money Market Fund - Prime Money Market Portfolio in the Reorganization: 0.40% for Capital One Cash Reserve Fund (as a percentage of average daily net assets) versus 0.14% for the Fidelity Institutional Money Market Fund - Prime Money Market Portfolio (as a percentage of average daily net assets);

•

for Class III of the Fidelity Institutional Money Market Fund - Prime Money Market Portfolio and for Class A of the Capital One Cash Reserve Fund there is no sales load imposed on purchases, and the total gross fund operating expenses (0.46% versus 0.92%) and total net fund operating expenses (0.45% versus 0.50%) for shareholders of Fidelity Institutional Money Market Fund - Prime Money Market Portfolio are lower than that of the Capital One Cash Reserve Fund before and after the Reorganization; and

•

Class B of the Capital One Cash Reserve Fund, which has a maximum contingent deferred sales charge of 5.50%, will be reorganized into Fidelity Institutional Money Market Fund - Prime Money Market Portfolio – Class III which has no contingent deferred sales charge and lower total gross fund operating expenses (1.67% versus 0.46%) and total net fund operating expenses (0.65% versus 0.45%) before and after the Reorganization.

Proposal 6 - Reorganization of Capital One U.S. Treasury Money Market Fund into Fidelity Institutional Money Market Fund—Treasury Portfolio

In considering whether to approve the Reorganization, you should note that:

•

both the Capital One U.S. Treasury Money Market Fund and the Fidelity Institutional Money Market Fund - Treasury Portfolio are money market mutual funds, which seek to maintain a $1.00 net asset value per share;

•

as of May 31, 2008, the year-to-date and 1-, 5- and 10-year performance of the Fidelity Institutional Money Market Fund - Treasury Portfolio is superior to that of the Capital One U.S. Treasury Money Market Fund;

•

the Fidelity Institutional Money Market Fund - Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the Fund, while the Capital One U.S. Treasury Money Market Fund seeks to maintain a stable net asset value (NAV) of $1.00 per share and the Fund’s goal is current income consistent with stability of principal and liquidity;

•

the Fidelity Institutional Money Market Fund - Treasury Portfolio is currently advised by FMR and sub-advised internally by FMR affiliates, which will be responsible for the day-to-day management of the resulting combined Fund after the Reorganization;

•

the Fidelity Institutional Money Market Fund - Treasury Portfolio is the significantly larger portfolio (net assets of $22.36 billion for the Fidelity Institutional Money Market Fund - Treasury Portfolio versus $90.9 million for the Capital One U.S. Treasury Money Market Fund, as of May 31, 2008);

•	it is not currently anticipated that the Capital One U.S. Treasury Money Market Fund will make a significant capital gain distribution to shareholders prior to the Closing;

•

it is possible that all or substantially all of the portfolio assets of the Capital One U.S. Treasury Money Market Fund will be repositioned or sold prior to Closing, which could: (i) cause the Fund to distribute capital gains to its shareholders prior to Closing and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts, and (ii) impact the Fund’s yield prior to Closing;

•

the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither the Capital One U.S. Treasury Money Market Fund nor its shareholders, nor the Fidelity Institutional Money Market Fund - Treasury Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the Reorganization;

•

the Reorganization is expected to result in much lower advisory fees for shareholders of the Capital One U.S. Treasury Money Market Fund that transition to the Fidelity Institutional Money Market Fund - Treasury Portfolio in the Reorganization: 0.40% for Capital One U.S. Treasury Money Market Fund (as a percentage of average daily net assets) versus 0.14% for the Fidelity Institutional Money Market Fund - Treasury Portfolio (as a percentage of average daily net assets); and

•

for Class III of the Fidelity Institutional Money Market Fund - Treasury Portfolio and for the Capital One U.S. Treasury Money Market Fund there is no sales load imposed on purchases, and the total gross fund operating expenses (0.46% versus 0.89%) and total net fund operating expenses (0.45% versus 0.52%) for shareholders of Fidelity Institutional Money Market Fund - Treasury Portfolio are lower than that of the Capital One U.S. Treasury Money Market Fund before and after the Reorganization.

How many votes am I entitled to cast?

As a shareholder of an Acquired Fund(s), you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, you own of an Acquired Fund on the record date. The record date is August 11, 2008.

How do I vote my shares?

You can vote your shares in person at the Meeting or by completing and signing the enclosed proxy card(s) and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card(s) and following the recorded instructions. In addition, you may vote through the internet by visiting www.proxyweb.com and following the on-line instructions. If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call COAM at 1-800-999-0426.

What if there are not enough votes to reach quorum by the scheduled Meeting date?

To facilitate receiving a sufficient number of votes, we may need to take additional action. Broadridge Financial Solutions, Inc. (“Broadridge”), a proxy solicitation firm, or COAM, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls. If there are not sufficient votes to approve your Acquired Fund’s proposal or to achieve a quorum by the time of the shareholder meeting (September 24, 2008), the meeting may be adjourned to permit further solicitation of proxy votes.

Who is the Proxy Solicitation Firm?

Broadridge is a third party proxy vendor that COAM hires to call shareholders and record proxy votes. In order to hold a shareholder meeting, quorum must be reached – which is a majority of the shares entitled to vote in person or by proxy at the shareholder meeting. If quorum is not attained, the meeting must adjourn to a future date. Broadridge may attempt to reach shareholders via multiple mailings to remind shareholders to cast their vote. As the meeting approaches, phone calls may be made to clients who have not yet voted their shares so that the shareholder meeting does not have to be postponed.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

What happens if any of the Reorganizations are not approved by an Acquired Fund’s shareholders?

Each Reorganization is a separate transaction and is not dependent on the shareholder approval of any other Reorganization. If the shareholders of a particular Acquired Fund do not approve a Reorganization, COAM and the Board of Trustees will determine what, if any, additional action should be taken with respect to that particular Acquired Fund. Such action may include liquidation of that Acquired Fund.

Approval of each Reorganization requires the affirmative vote of more than 50% of the outstanding voting securities.

PROPOSAL 1

Reorganization of

Capital One Capital Appreciation Fund

into

Fidelity Advisor Growth & Income Fund

The Proposal

Shareholders of the Capital One Capital Appreciation Fund are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A to this Proxy Statement. Also, you should consult the Class A Prospectus dated January 29, 2008 (as supplemented), for more information about Fidelity Advisor Growth & Income Fund, a series of Fidelity Advisor Series I. To request a copy of the Prospectus, please call 1-877-208-0098. As a result of the Reorganization, shareholders of the Capital One Capital Appreciation Fund will receive shares in the Fidelity Advisor Growth & Income Fund in an amount equal to the dollar value (minus the value of any Excluded Assets) of their holdings in the Capital One Capital Appreciation Fund at the time of Closing. See the section entitled “How will the number of shares of an Acquiring Fund that I will receive be determined?” for a discussion regarding the calculation of the Acquiring Fund shares to be issued.

Shareholders of the Capital One Capital Appreciation Fund should note that a significant portion of the Fund’s portfolio assets is expected to be sold prior to the Closing. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets and whether any resulting gain can be reduced by unused capital losses from prior years. Any capital gains recognized in these sales on a net basis will be distributed to the Capital One Capital Appreciation Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders who hold shares in taxable accounts.

Comparison of Investment Objectives and Strategies

The following summarizes the investment objective, strategies and management differences, if any, between Capital One Capital Appreciation Fund and Fidelity Advisor Growth & Income Fund:

	Capital One Capital Appreciation Fund	Fidelity Advisor Growth & Income Fund

Investment Goal(s) / Objective(s)	The Fund’s goal is to provide growth of capital and income.	The Fund seeks high total return through a combination of current income and capital appreciation.

Investment Strategies	The Fund attempts to achieve its goal by investing primarily in a professionally managed, diversified portfolio of common stocks. COAM selects companies using traditional research techniques, including assessment of earnings and dividend growth prospects of the companies. Ordinarily, this investment management style focuses on companies with high revenue and dividend growth. However, other factors such as expected earnings and dividend growth and traditional valuation measures will also be considered.

Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

Investing in domestic and foreign issuers.

	Capital One Capital Appreciation Fund	Fidelity Advisor Growth & Income Fund

Under normal circumstances, at least 65% of the Fund’s portfolio will be invested in common stocks.

The Fund’s investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Given prevailing market conditions, COAM will focus primarily on growth of capital with income being of secondary importance.

Investing in either “growth” stocks or “value” stocks or both.

Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

Investment Adviser	COAM	FMR

Subadvisers	Not Applicable.	FMR Co., Inc.; Fidelity Research & Analysis Company; Fidelity Management & Research (U.K.) Inc.; Fidelity International Investment Advisors ; Fidelity International Investment Advisors (U.K.) Limited; FMR U.K.; and Fidelity Investments Japan Limited

Portfolio Manager(s)	Martin C. Sirera, Maurice D. Olson	James Catudal

As you can see from the chart above, the investment objective and strategies of the Capital One Capital Appreciation Fund are similar to those of the Fidelity Advisor Growth & Income Fund. Both Funds have flexibility to invest in both “growth” and “value” stocks. There are, however, differences that you should consider. The Capital One Capital Appreciation Fund will normally invest 65% or more of its assets in common stocks, while the Fidelity Advisor Growth & Income Fund will normally invest 50% or more of its assets in common stocks. While these percentages are similar, the Fidelity Advisor Growth & Income Fund has more flexibility with respect to its allocation of assets.

In addition, the Fidelity Advisor Growth & Income Fund, as part of its principal investment strategies, may invest in both domestic and foreign issuers. While the Capital One Capital Appreciation Fund also may invest in foreign issuers, as of May 31, 2008, 10.5% of the Fidelity Advisor Growth & Income Fund’s portfolio was comprised of foreign securities, while 0% of the Capital One Capital Appreciation Fund’s portfolio was comprised of foreign securities. For more information about Fidelity Advisor Growth & Income Fund’s investment objectives, principal investment strategies and risks, see Attachment I to this Proxy Statement. For a discussion of the differences in each Fund’s fundamental and non-fundamental investment policies, see Attachment II to this Proxy Statement.

Comparison of Principal Risks

The principal risks associated with the Capital One Capital Appreciation Fund and the Fidelity Advisor Growth & Income Fund are similar because they have similar investment goals and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.

Many factors affect a Fund’s performance. A Fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Both Funds are subject to the following principal risk:

Stock Market Volatility Risk. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

The Capital One Capital Appreciation Fund is also subject to the following principal risks:

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As COAM allocates more of a Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Growth Stock Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Value Stock Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

The Fidelity Advisor Growth & Income Fund is also subject to the following principal risks:

Interest Rate Changes Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Issuer-Specific Changes Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

Foreign Exposure Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Comparative Fee Tables

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Acquired Fund and to analyze the estimated expenses that the Acquiring Fund expects to bear following the Reorganization. The shareholder fees presented below for the Acquiring Fund apply both before and after giving effect to the Reorganization. However, you will not have to pay any front-end sales charge on any shares of an Acquiring Fund received as part of the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees and administrative costs, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the table below represent expenses for the most recent semi-annual period (ended February 29, 2008) for the Capital One Capital Appreciation Fund and for the 12 months ended May 31, 2008 for the Fidelity Advisor Growth & Income Fund and those projected for the Fidelity Advisor Growth & Income Fund on a pro forma basis after giving effect to the proposed Reorganization, and are based on pro forma combined net assets as of May 31, 2008.

Shareholder Fees

(paid directly from your investment)

Capital One Capital Appreciation Fund – Class A

Maximum sales load imposed on purchases (%)	4.50	%A

Maximum contingent deferred sales charge (%)	None	B

Redemption Fees (%)	None

Capital One Capital Appreciation Fund – Class B

Maximum sales load imposed on purchases (%)	None

Maximum contingent deferred sales charge (%)	5.50	%C

Redemption Fees (%)	None

Fidelity Advisor Growth & Income Fund – Class A

Maximum sales load imposed on purchasesD(%)	5.75	%E

Maximum contingent deferred sales charge F,G (%)	None	H

Redemption Fees (%)	None

A	Lower front-end sales charges for Class A may be available with purchase of $100,000 or more.
B

Purchases of $1,000,000 or more of the Capital One Capital Appreciation Fund Class A shares may also be subject to a 1% contingent deferred sales charge if they are redeemed within 24 months of purchase.

C	The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter.
D	The actual sales charge may be higher due to rounding.
E	Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.
F

A contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

G	The actual contingent deferred sales charge may be higher due to rounding.
H

Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

Annual Fund Operating Expenses

(deducted directly from Fund assets)

Management fee (%)	Distribution and service (12b-1) fees (%)	Shareholder Service Fee (%)	Other expenses (%)	Total fund operating expenses (%)
Capital One Capital Appreciation Fund – Class AA
0.75%	0.25%	0.00%	0.28%B	1.28%
Capital One Capital Appreciation Fund – Class BA
0.75%	0.75%	0.25%	0.28%B	2.03%C
Fidelity Advisor Growth & Income Fund – Class A
0.46%	0.25%	0.00%	0.34%	1.05%D
Fidelity Advisor Growth & Income Fund – Class A (pro forma combined)
0.46%	0.25%	0.00%	0.33%	1.04%D

A

Percentages shown are based on expenses for the most recent semi-annual period ended February 29, 2008. However, the rate at which expenses are accrued during the period may not be constant and, at any particular point, may be greater or less than the stated average percentage.

B	Other Expenses have been restated to reflect current expenses.
C

After Class B shares have been held for eight years from the date of purchase, they will automatically convert to Class A shares on or about the 15th of the following month. Class A shares incur lower operating expenses than Class B shares.

D

FMR has voluntarily agreed to reimburse Class A of the Fidelity Advisor Growth & Income Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets, exceed 1.15%. This arrangement may be discontinued by FMR at any time.

Example Expenses

(actual costs may be higher or lower)*

The examples help you compare the cost of investing in the Capital One Capital Appreciation Fund currently with the cost of investing in the Fidelity Advisor Growth & Income Fund both currently and on a pro forma combined basis, and allow you to compare these costs with the cost of investing in other mutual funds.

Let’s say, hypothetically, that each class’s annual return is 5% and that your shareholder fees and each class’s operating expenses are exactly as described in the fee table. Those examples illustrate the effect of fees and expenses but are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Capital One Capital Appreciation Fund			Fidelity Advisor Growth & Income Fund	Fidelity Advisor Growth & Income Fund (surviving fund)
	Class A	Class B		Class A	Class A (estimated pro forma)
	Sell or Hold All Shares	Sell All Shares	Hold All Shares	Sell or Hold All Shares	Sell or Hold All Shares
1 year	$575	$756	$206	$676	$675
3 years	$838	$1,037	$637	$890	$887
5 years	$1,121	$1,293	$1,093	$1,121	$1,116
10 years	$1,926	$2,166	$2,153	$1,784	$1,773

*	Estimated

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Acquiring Fund’s assets, many of which are beyond the control of each Acquiring Fund or FMR.

If a Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s expense structure.

Comparison of Fund Performance

The following table shows, for the periods shown, the (unaudited) average annual total return for Class A shares of both the Acquired Fund and Acquiring Fund, along with their primary benchmark index. An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. The returns in the table do not include the effect of any sales charges or recurring shareholder account fees. If the effect of the sales charges were reflected, returns would be lower than those shown. Each Fund’s past performance is not a guarantee of future results.

Calendar Year / Period Ended	Capital One Capital Appreciation Fund (Acquired Fund)	Fidelity Advisor Growth & Income Fund (Acquiring Fund)	S&P 500 IndexA
1998	26.32%	30.53%	28.58%
1999	18.66%	25.19%	21.04%
2000	-6.31%	-12.73%	-9.10%
2001	-10.76%	-8.64%	-11.89%
2002	-20.50%	-18.87%	-22.10%
2003	23.48%	22.49%	28.68%
2004	9.33%	5.42%	10.88%
2005	6.81%	7.27%	4.91%
2006	11.67%	12.64%	15.79%
2007	12.59%	11.39%	5.49%
YTD (as of 5/31/2008)	-5.82%	-4.33%	-3.80%

A

Standard & Poor’s 500 Index (S&P 500 Index) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Acquiring Fund Performance

Set forth below is the performance information for Class A shares of Fidelity Advisor Growth & Income Fund. The following information is intended to help you understand the risks of investing in the Fund. The information illustrates the changes in the Fund’s performance from year to year and compares the Fund’s performance to the performance of a market index over various periods of time. Returns before and after taxes are based on past results and are not an indication of future performance.

Year-by-Year Returns. The bar chart shows the performance of Class A shares of the Fidelity Advisor Growth & Income Fund. The returns in the bar chart do not include the effect of any sales charges or recurring shareholder account fees. If the effect of the sales charges were reflected, returns would be lower than those shown.

Fidelity Advisor Growth & Income Fund

[BAR CHART]

1998	30.53%
1999	25.19%
2000	-12.73%
2001	-8.64%
2002	-18.87%
2003	22.49%
2004	5.42%
2005	7.27%
2006	12.64%
2007	11.39%

Within the period shown in the bar chart, Class A of the Fidelity Advisor Growth & Income Fund’s highest quarterly return was 23.48% (quarter ended 12/31/98). Its lowest quarterly return was -15.59% (quarter ended 9/30/01).

Average Annual Returns. The returns in the following table include the effect of Fidelity Growth & Income Fund’s maximum front-end sales charge on its Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the period ended December 31, 2007	1 year	5 year	10 year
Fidelity Advisor Growth & Income Fund
Class A – Return Before Taxes	4.98%	10.37%	5.64%
Class A – Return After Taxes of Distributions	4.05%	10.03%	5.43%
Class A – Return After Taxes on Distributions and Sale of Fund Shares	4.40%	9.00%	4.90%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.49%	12.83%	5.91%

Standard & Poor’s 500 Index (S&P 500 Index) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Key Differences in Rights of Acquired Fund and Acquiring Fund Shareholders

Capital One Capital Appreciation Fund is organized as a separate series of Capital One Funds, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Fidelity Advisor Growth & Income Fund is organized as a separate series of Fidelity Advisor Series I, a

Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Key differences affecting the rights of shareholders under the Capital One Capital Appreciation Fund’s Declaration of Trust/Bylaws and Fidelity Advisor Growth & Income Fund’s Declaration of Trust/Bylaws are presented below.

Capital One Capital Appreciation Fund	Fidelity Advisor Growth & Income Fund

Shareholders have the right to vote on Declaration of Trust amendments unless the amendment falls into one of certain categories.	Shareholders do not have the right to vote on Declaration of Trust amendments unless the amendment falls into one of certain (other) categories.

Shareholders of a particular series may be entitled to bring a derivative or class action on behalf of any other Series of the Trust.	Shareholders of a particular series are expressly denied the right to bring a derivative or class action on behalf of any other Series of the Trust.

A Shareholder may be forced to redeem shares if at any time that Shareholder’s total investment does not have a minimum dollar value determined by the Trustees in their sole discretion.	A Shareholder may be forced to redeem shares for any reason consistent with the Investment Company Act of 1940.

Shareholders vote on sales of assets and mergers.	Shareholders do not vote on sales of assets and mergers.

No requirement exists that shares be fully paid and nonassessable.	Shares must be fully paid and nonassessable.

If the Secretary of the Fund, when so ordered or requested, refuses or neglects for more than two days to call a special meeting of Shareholders, the Trustees or the Shareholders so requesting, may call the meeting by giving notice.	If the Secretary of the Fund, when so ordered or requested, refuses or neglects for more than 30 days to call a special meeting of Shareholders, the Trustees or the Shareholders so requesting, may call the meeting by giving notice.

PROPOSAL 2

Reorganization of

Capital One Mid Cap Equity Fund

into

Fidelity Advisor Mid Cap II Fund

The Proposal

Shareholders of the Capital One Mid Cap Equity Fund are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A to this Proxy Statement. Also, you should consult the Class A Prospectus dated February 29, 2008, for more information about Fidelity Advisor Mid Cap II Fund, a series of Fidelity Advisor Series I. To request a copy of the Prospectus, please call 1-877-208-0098. As a result of the Reorganization, shareholders of the Capital One Mid Cap Equity Fund will receive shares in the Fidelity Advisor Mid Cap II Fund in an amount equal to the dollar value (minus the value of any Excluded Assets) of their holdings in the Capital One Mid Cap Equity Fund at the time of Closing. See the section entitled “How will the number of shares of an Acquiring Fund that I will receive be determined?” for a discussion regarding the calculation of the Acquiring Fund shares to be issued.

Shareholders of the Capital One Mid Cap Equity Fund should note that a significant portion of the Fund’s portfolio assets is expected to be sold prior to the Closing. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets and whether any resulting gain can be reduced by unused capital losses from prior years. Any capital gains recognized in these sales on a net basis will be distributed to the Capital One Mid Cap Equity Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders who hold shares in taxable accounts.

Comparison of Investment Objectives and Strategies

The following summarizes the investment objective, strategies and management differences, if any, between Capital One Mid Cap Equity Fund and Fidelity Advisor Mid Cap II Fund:

	Capital One Mid Cap Equity Fund	Fidelity Advisor Mid Cap II Fund
Investment Goal(s) / Objective	The Fund’s goal is total return.	The Fund seeks long-term growth of capital.
Investment Strategies

Under normal market conditions, the Fund intends to invest at least 80% of its net assets in equity securities of companies that, at the time of acquisition, have a market value capitalization ranging from $500 million to $10 billion.

COAM attempts to select companies

Normally investing primarily in common stocks.

Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell

	Capital One Mid Cap Equity Fund	Fidelity Advisor Mid Cap II Fund
whose potential for capital appreciation exceeds that of larger capitalization stocks commensurate with increased risk. The Fund will invest primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place. These changes could include significant new products, services, or methods of distribution; restructuring or reallocating business; or significant share price appreciation.

Midcap® Index or the Standard & Poor’s® MidCap 400 Index (“S&P® MidCap 400 Index”)).

Potentially investing in companies with smaller or larger market capitalizations.

Investing in both domestic and foreign issuers.

Investing in either “growth” stocks or “value” stocks or both.

Using fundamental analysis to select investments.

Investment Adviser	COAM	FMR
Subadvisers	Not applicable.

FMR Co., Inc.; Fidelity Research & Analysis Company; Fidelity Management & Research (U.K.) Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; FMR U.K.; and Fidelity Investments Japan Limited

Portfolio Manager	Martin C. Sirera	Thomas Allen

As you can see from the chart above, the investment objective and strategies of the Capital One Mid Cap Equity Fund are similar to those of the Fidelity Advisor Mid Cap II Fund. Both Funds have flexibility to invest in both “growth” and “value” stocks. There are, however, differences that you should consider. The Capital One Mid Cap Equity Fund invests at least 80% of its net assets in equity securities of companies that, at the time of acquisition, have a market value capitalization ranging from $500 million to $10 billion, while the Fidelity Advisor Mid Cap II Fund normally invests in companies with capitalizations similar to those in the Russell Midcap Index or the S&P MidCap 400 Index (as of March 31, 2008, the capitalization ranges were between $155 million to $45 billion for the Russell Midcap Index and $1.5 billion to $5.5 billion for the S&P MidCap 400 Index ).

In addition, the Fidelity Advisor Mid Cap II Fund, as part of its principal investment strategies may invest in both domestic and foreign issuers. While the Capital One Mid Cap Equity Fund also may invest in foreign issuers, as of May 31, 2008, 24.4% of the Fidelity Advisor Mid Cap II Fund’s portfolio was comprised of foreign securities, while 0% of the Capital One Mid Cap Equity Fund’s portfolio was comprised of foreign securities. For more information about Fidelity Advisor Mid Cap II Fund’s investment objectives, principal investment strategies and risks, see Attachment I to this Proxy Statement. For a discussion of the differences in each Fund’s fundamental and non-fundamental investments policies, see Attachment II to this Proxy Statement.

Comparison of Principal Risks

The principal risks associated with the Capital One Mid Cap Equity Fund and the Fidelity Advisor Mid Cap II Fund are similar because they have similar investment goals and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.

Many factors affect a Fund’s performance. A Fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Both Funds are subject to the following principal risks:

Stock Market Volatility Risk. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Mid Cap Investing Risk. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Issuer-Specific Changes Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular types of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

The Capital One Mid Cap Equity Fund is also subject to the following principal risks:

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As COAM allocates more of a Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Growth Stock Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Value Stock Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Liquidity Risk. Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

The Fidelity Advisor Mid Cap II Fund is also subject to the following principal risk:

Foreign Exposure Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Comparative Fee Tables

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Capital One Mid Cap Equity Fund and to analyze the estimated expenses that the Fidelity Advisor Mid Cap II Fund expects to bear following the Reorganization. The shareholder fees presented below for the Fidelity Advisor Mid Cap II Fund apply both before and after giving effect to the Reorganization. However, you will not have to pay any front-end sales charge on any shares of an Acquiring Fund received as part of the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees and administrative costs, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the table below represent expenses for the most recent semi-annual period (ended February 29, 2008) for the Capital One Mid Cap Equity Fund and for the 12 months ended May 31, 2008 for the Fidelity Advisor Mid Cap II Fund and those projected for the Fidelity Advisor Mid Cap II Fund on a pro forma basis after giving effect to the proposed Reorganization, and are based on pro forma combined net assets as of May 31, 2008.

Shareholder Fees

(paid directly from your investment)

Capital One Mid Cap Equity Fund – Class A

Maximum sales load imposed on purchases (%)	4.50	%A

Maximum contingent deferred sales charge (%)	None	B

Redemption Fees (%)	None

Capital One Mid Cap Equity Fund – Class B

Maximum sales load imposed on purchases (%)	None

Maximum contingent deferred sales charge (%)	5.50	%C

Redemption Fees (%)	None

Fidelity Advisor Mid Cap II Fund – Class A

Maximum sales load imposed on purchasesD(%)	5.75	%E

Maximum contingent deferred sales chargeF,G (%)	None	H

Redemption Fees (%)	None

A	Lower front-end sales charges for Class A may be available with purchase of $100,000 or more.
B	Purchases of $1,000,000 or more of the Capital One Mid Cap Equity Fund Class A shares may also be subject to a 1% contingent deferred sales charge if they are redeemed within 24 months of purchase.
C	The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter.
D	The actual sales charge may be higher due to rounding.
E	Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.
F

A contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

G	The actual contingent deferred sales charge may be higher due to rounding.
H

Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

Annual Fund Operating Expenses

(deducted directly from Fund assets)

Management fee (%)	Distribution and service (12b-1) fees (%)	Shareholder Service Fee (%)	Other expenses (%)	Acquired Fund Fees and Expenses (%)	Total fund operating expenses (%)
Capital One Mid Cap Equity Fund – Class AA

0.75%	0.25%	0.00%	0.28%B	0.02%C	1.30%

Capital One Mid Cap Equity Fund – Class BA

0.75%	0.75%	0.25%	0.28%B	0.02%C	2.05%D

Fidelity Advisor Mid Cap II Fund – Class A

0.56%	0.25%	0.00%	0.34%	0.00%	1.15%E

Fidelity Advisor Mid Cap II Fund – Class A (pro forma combined)

0.56%	0.25%	0.00%	0.34%	0.00%	1.15%E

A

Percentages shown are based on expenses for the most recent semi-annual period ended February 29, 2008. However, the rate at which expenses are accrued during the period may not be constant and, at any particular point, may be greater or less than the stated average percentage.

B	Other Expenses have been restated to reflect current expenses.
C	In addition to the Capital One Mid Cap Equity Fund’s direct expenses, the fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests.
D

After Class B shares have been held for eight years from the date of purchase, they will automatically convert to Class A shares on or about the 15th of the following month. Class A shares incur lower operating expenses than Class B shares.

E

FMR has voluntarily agreed to reimburse Class A of the Fidelity Advisor Mid Cap II Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

Example Expenses

(actual costs may be higher or lower)*

The examples help you compare the cost of investing in the Capital One Mid Cap Equity Fund currently with the cost of investing in the Fidelity Advisor Mid Cap II Fund both currently and on a pro forma combined basis, and allow you to compare these costs with the cost of investing in other mutual funds.

Let’s say, hypothetically, that each class’s annual return is 5% and that your shareholder fees and each class’s operating expenses are exactly as described in the fee table. Those examples illustrate the effect of fees and expenses but are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Capital One Mid Cap Equity Fund			Fidelity Advisor Mid Cap II Fund	Fidelity Advisor Mid Cap II Fund (surviving fund)
	Class A	Class B		Class A	Class A (estimated pro forma)
	Sell or Hold All Shares	Sell All Shares	Hold All Shares	Sell or Hold All Shares	Sell or Hold All Shares
1 year	$576	$756	$206	$685	$685
3 years	$844	$1,037	$637	$919	$919
5 years	$1,131	$1,293	$1,093	$1,172	$1,172
10 years	$1,947	$2,116	$2,153	$1,892	$1,892

*	Estimated

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Acquiring Fund’s assets, many of which are beyond the control of each Acquiring Fund or FMR.

If a Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s expense structure.

Comparison of Fund Performance

The following table shows, for the periods shown, the (unaudited) average annual total return for Class A shares of both the Acquired Fund and Acquiring Fund, along with their primary benchmark index. The Acquired Fund’s Class A shares are the successor to a Common Trust Fund (“CTF”) managed by COAM. Performance of the Acquired Fund’s Class A shares for the period prior to July 13, 1998 is the performance of the CTF. An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. The returns in the table do not include the effect of any sales charges or recurring shareholder account fees. If the effect of the sales charges were reflected, returns would be lower than those shown. Each Fund’s past performance is not a guarantee of future results.

Calendar Year / Period Ended	Capital One Mid Cap Equity Fund (Acquired Fund)	Fidelity Advisor Mid Cap II Fund (Acquiring Fund)	S&P MidCap 400 IndexA
1998	22.47%	—	19.11%
1999	16.59%	—	14.72%
2000	18.58%	—	17.51%
2001	-7.69%	—	-0.60%
2002	-13.46%	—	-14.51%
2003	29.66%	—	35.62%
2004	17.56%	—	16.48%
2005	13.22%	17.21%	12.56%
2006	10.45%	11.83%	10.32%
2007	12.59%	15.02%	7.98%
YTD (as of 5/31/2008)	0.61%	-2.05%	3.37%

A	S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation.

Acquiring Fund Performance

Set forth below is the performance information for Class A shares of Fidelity Advisor Mid Cap II Fund. The following information is intended to help you understand the risks of investing in the Fund. The information illustrates the changes in the Fund’s performance from year to year and compares the Fund’s performance to the performance of a market index over various periods of time. Returns before and after taxes are based on past results and are not an indication of future performance.

Year-by-Year Returns. The bar chart shows the performance of Class A shares of the Fidelity Advisor Mid Cap II Fund. The returns in the bar chart do not include the effect of any sales charges or recurring shareholder account fees. If the effect of the sales charges were reflected, returns would be lower than those shown.

Fidelity Advisor Mid Cap II Fund

[BAR CHART]

2005	17.21%
2006	11.83%
2007	15.02%

Within the period shown in the bar chart, Class A of the Fidelity Advisor Mid Cap II Fund’s highest quarterly return was 10.05% (quarter ended 9/30/05). Its lowest quarterly return was -2.27% (quarter ended 6/30/06).

Average Annual Returns. The returns in the following table include the effect of each Fidelity Advisor Mid Cap II Fund’s maximum front-end sales charge on its Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the period ended December 31, 2007	1 year	Since InceptionA
Fidelity Advisor Mid Cap II Fund
Class A – Return Before Taxes	8.40%	18.55%
Class A – Return After Taxes of Distributions	6.71%	17.92%
Class A – Return After Taxes on Distributions and Sale of Fund Shares	6.93%	16.06%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	7.98%	15.40%

A	From August 12, 2004.

S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation.

Key Differences in Acquired Fund and Acquiring Fund Shareholders

Capital One Mid Cap Equity Fund is organized as a separate series of Capital One Funds, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Fidelity Advisor Mid Cap II Fund is organized as a separate series of Fidelity Advisor Series I, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Key differences affecting the rights of shareholders under the Capital One Mid Cap Equity Fund’s Declaration of Trust/Bylaws and Fidelity Advisor Mid Cap II Fund’s Declaration of Trust/Bylaws are presented below.

Capital One Mid Cap Equity Fund	Fidelity Advisor Mid Cap II Fund
Shareholders have the right to vote on Declaration of Trust amendments unless the amendment falls into one of certain categories.	Shareholders do not have the right to vote on Declaration of Trust amendments unless the amendment falls into one of certain (other) categories.

Shareholders of a particular series may be entitled to bring a derivative or class action on behalf of any other Series of the Trust.	Shareholders of a particular series are expressly denied the right to bring a derivative or class action on behalf of any other Series of the Trust.

A Shareholder may be forced to redeem shares if at any time that Shareholder’s total investment does not have a minimum dollar value determined by the Trustees in their sole discretion.	A Shareholder may be forced to redeem shares for any reason consistent with the Investment Company Act of 1940.

Shareholders vote on sales of assets and mergers.	Shareholders do not vote on sales of assets and mergers.

No requirement exists that shares be fully paid and nonassessable.	Shares must be fully paid and nonassessable.

If the Secretary of the Fund, when so ordered or requested, refuses or neglects for more than two days to call a special meeting of Shareholders, the Trustees or the Shareholders so requesting, may call the meeting by giving notice.	If the Secretary of the Fund, when so ordered or requested, refuses or neglects for more than 30 days to call a special meeting of Shareholders, the Trustees or the Shareholders so requesting, may call the meeting by giving notice.

PROPOSAL 3

Reorganization of

Capital One Total Return Bond Fund

into

Fidelity Advisor Investment Grade Bond Fund

Proposal

Shareholders of the Capital One Total Return Bond Fund are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A to this Proxy Statement. Also, you should consult the Class A Prospectus dated November 20, 2007, for more information about Fidelity Advisor Investment Grade Bond Fund, a series of Fidelity Fixed-Income Trust. To request a copy of the Prospectus, please call 1-877-208-0098. As a result of the Reorganization, shareholders of the Capital One Total Return Bond Fund will receive shares in the Fidelity Advisor Investment Grade Bond Fund in an amount equal to the dollar value (minus the value of any Excluded Assets) of their holdings in the Capital One Total Return Bond Fund at the time of Closing. See the section entitled “How will the number of shares of an Acquiring Fund that I will receive be determined?” for a discussion regarding the calculation of the Acquiring Fund shares to be issued.

Shareholders of the Capital One Total Return Bond Fund should note that in order to transition the portfolio all or substantially all of the Fund’s portfolio assets are expected to be sold prior to the Closing. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets and whether any resulting gain can be reduced by unused capital losses from prior years. Any capital gains recognized in these sales on a net basis will be distributed to the Capital One Total Return Bond Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders who hold shares in taxable accounts.

Comparison of Investment Objectives and Strategies

The following summarizes the investment objective, strategies and management differences, if any, between Capital One Total Return Bond Fund and Fidelity Advisor Investment Grade Bond Fund:

	Capital One Total Return Bond Fund	Fidelity Advisor Investment Grade Bond Fund
Investment Goals / Objective(s)	The Fund’s goal is to maximize total return.	The Fund seeks a high level of current income.
Investment Strategies	The Fund attempts to achieve its goal by investing in a diversified portfolio of investment grade U.S. government, mortgage backed, asset backed and	Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

	Capital One Total Return Bond Fund	Fidelity Advisor Investment Grade Bond Fund
corporate securities, as well as collateralized mortgage obligations. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. COAM allocates the Fund’s portfolio among business sectors and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of the maturity and the duration of portfolio securities. The Fund may invest in securities of any duration although generally, under normal conditions, the Fund’s average duration will approximate the Lehman Brothers U.S. Aggregate Index which was 4.62 years as of September 30, 2007. The Fund will attempt to achieve the capital appreciation component of total return by adjusting the duration of the portfolio, within a range that is twenty percent above or below the U.S. market average, in response to expected changes in interest rates.

Managing the Fund to have similar overall interest rate risk to the Lehman Brothers® U.S. Aggregate Index.

Allocating assets across different market sectors and maturities.

Investing in domestic and foreign issuers.

Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Potentially investing in lower-quality debt securities.

Engaging in transactions that have a leveraging effect on the fund.

Investing in Fidelity’s central funds.

Investment Adviser	COAM	FMR
Subadvisers	Not applicable.

Fidelity Investments Money Management, Inc.; Fidelity Research & Analysis Company; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; FMR U.K.; and Fidelity Investments Japan Limited

Portfolio Manager(s)	Paul Teten, Dina Mabasa, Craig Kercho and Gilbert Braunig	Jeff Moore

As you can see from the chart above, the strategies of the Capital One Total Return Bond Fund are similar to those of the Fidelity Advisor Investment Grade Bond Fund. There are, however, a few material differences that you should consider. The Fidelity Advisor Investment Grade Bond Fund may have more flexibility than the Capital One Total Return Bond Fund with respect to its use of leverage and repurchase agreements.

In addition, the Fidelity Advisor Investment Grade Bond Fund may have more flexibility than the Capital One Total Return Bond Fund with respect to investing in lower-quality debt securities. For more information about Fidelity Advisor Investment Grade Bond Fund’s investment objectives, principal investment strategies and risks, see Attachment I to this Proxy Statement. For a discussion of the differences in each Fund’s fundamental and non-fundamental investments policies, see Attachment II to this Proxy Statement.

Comparison of Principal Risks

The principal risks associated with the Capital One Total Return Bond Fund and the Fidelity Advisor Investment Grade Bond Fund are similar because they have similar principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.

Many factors affect a Fund’s performance. A Fund’s yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. A Fund’s reaction to these developments will be affected by the types and maturities of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Both Funds are subject to the following principal risks:

Interest Rate Changes Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Prepayment Risk. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value. Lower-quality debt securities (those of less than investment-grade quality) tend to be particularly sensitive to these changes. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

The Capital One Total Return Bond Fund is also subject to the following principal risks:

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As COAM allocates more of a Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

The Fidelity Advisor Investment Grade Bond Fund is also subject to the following principal risks:

Foreign Exposure Risk. Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Comparative Fee Tables

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Acquired Fund and to analyze the estimated expenses that the Acquiring Fund expects to bear following the Reorganization. The shareholder fees presented below for the Acquiring Fund apply both before and after giving effect to the Reorganization. However, you will not have to pay any front-end sales charge on any shares of an Acquiring Fund received as part of the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees and administrative costs, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the table below represent expenses for the most recent semi-annual period (ended February 29, 2008) for the Capital One Total Return Bond Fund and for the 12 months ended May 31, 2008 for the Fidelity Advisor Investment Grade Bond Fund and those projected for the Fidelity Advisor Investment Grade Bond Fund on a pro forma basis after giving effect to the proposed Reorganization, and are based on pro forma combined net assets as of May 31, 2008.

Shareholder Fees

(paid directly from your investment)

Capital One Total Return Bond Fund

Maximum sales load imposed on purchases (%)	3.00	%A

Maximum contingent deferred sales charge (%)	None

Redemption Fees (%)	None

Fidelity Advisor Investment Grade Bond Fund – Class A

Maximum sales load imposed on purchasesB (%)	4.00	%C

Maximum contingent deferred sales chargeD,E (%)	None	F

Redemption Fees (%)	None

A	Lower front-end sales charges may be available with purchase of $250,000 or more.
B	The actual sales charges may be higher due to rounding.
C	Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.
D

A contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

E	The actual contingent deferred sales charge may be higher due to rounding.
F

Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

Annual Fund Operating Expenses

(deducted directly from Fund assets)

Management fee (%)	Distribution and service (12b-1) fees (%)	Other expenses (%)	Total fund operating expenses (%)
Capital One Total Return Bond FundA

0.50%B	0.25%	0.35%	1.10%C

Fidelity Advisor Investment Grade Bond Fund – Class A

0.32%	0.25%	0.23%	0.80%D

Fidelity Advisor Investment Grade Bond Fund – Class A (pro forma combined)

0.32%	0.25%	0.23%	0.80%D

A

Percentages shown are based on expenses for the most recent semi-annual period ended February 29, 2008. However, the rate at which expenses are accrued during the period may not be constant and, at any particular point, may be greater or less than the stated average percentage.

B

COAM voluntarily waived a portion of the management fee of the Capital One Total Return Bond Fund. This voluntary waiver can be terminated at any time. The management fee paid by the Capital One Total Return Bond Fund (after the voluntary waiver) was 0.18% for the most recent semi-annual period ended February 29, 2008.

C

Although not contractually obligated to do so, COAM and Foreside waived certain expenses in the amount of 0.43% of the Fund’s average net assets for the most recent semi-annual period ended February 29, 2008. Thus, the total annual fund operating expenses of Capital One Total Return Bond Fund after waivers was 0.67%. Without the voluntary waiver, Acquired Fund’s net expenses would be higher than the Acquiring Fund’s net expenses.

D

FMR has voluntarily agreed to reimburse Class A of the Fidelity Advisor Investment Grade Bond Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets, exceed 0.93%. This arrangement may be discontinued by FMR at any time.

Example Expenses

(actual costs may be higher or lower)*

The examples help you compare the cost of investing in the Capital One Total Return Bond Fund currently with the cost of investing in the Fidelity Investment Grade Bond Fund both currently and on a pro forma combined basis, and allow you to compare these costs with the cost of investing in other mutual funds.

Let’s say, hypothetically, that each class’s annual return is 5% and that your shareholder fees and each class’s operating expenses are exactly as described in the fee table. Those examples illustrate the effect of fees and expenses but are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Capital One Total Return Bond Fund	Fidelity Advisor Investment Grade Bond Fund	Fidelity Advisor Investment Grade Bond Fund (surviving fund)
	Original Class	Class A	Class A (estimated pro forma)
	Sell or Hold All Shares	Sell or Hold All Shares	Sell or Hold All Shares
1 year	$409	$478	$478
3 years	$639	$645	$645
5 years	$888	$826	$826
10 years	$1,600	$1,350	$1,350

*	Estimated

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Acquiring Fund’s assets, many of which are beyond the control of each Acquiring Fund or FMR.

If a Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s expense structure.

Comparison of Fund Performance

The following table shows, for the periods shown, the (unaudited) average annual total return for the Acquired Fund and Class A shares of the Acquiring Fund, along with their primary benchmark index. An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. The returns in the table do not include the effect of any sales charges or recurring shareholder account fees. If the effect of the sales charges were reflected, returns would be lower than those shown. Each Fund’s past performance is not a guarantee of future results.

Calendar Year / Period Ended	Capital One Total Return Bond Fund (Acquired Fund)	Fidelity Advisor Investment Grade Bond Fund (Acquiring Fund)	Lehman Brothers U.S. Aggregate IndexA
1998	7.63%	—	8.69%
1999	-1.53%	—	-0.82%
2000	10.45%	—	11.63%
2001	4.41%	—	8.44%
2002	10.26%	—	10.25%
2003	2.85%	4.48%	4.10%
2004	2.65%	4.30%	4.34%
2005	1.29%	2.49%	2.43%
2006	3.41%	4.42%	4.33%
2007	6.11%	2.40%	6.97%
YTD (as of 5/31/2008)	0.91%	-1.19%	1.21%

A

Lehman Brothers U.S. Aggregate Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is design to represent the performance of the U.S. investment-grade fixed-rate bond market.

Acquiring Fund Performance

Set forth below is the performance information for Class A shares of Fidelity Advisor Investment Grade Bond Fund. The following information is intended to help you understand the risks of investing in the Fund. The information illustrates the changes in the Fund’s performance from year to year and compares the Fund’s performance to the performance of a market index over various periods of time. Returns before and after taxes are based on past results and are not an indication of future performance.

Year-by-Year Returns. The bar chart shows the performance of Class A shares of the Fidelity Advisor Investment Grade Bond Fund. The returns in the bar chart do not include the effect of any sales charges or recurring shareholder account fees. If the effect of the sales charges were reflected, returns would be lower than those shown.

Fidelity Advisor Investment Grade Bond Fund

[BAR CHART]

2003	4.48%
2004	4.30%
2005	2.49%
2006	4.42%
2007	2.40%

Within the period shown in the bar chart, Class A of the Fidelity Advisor Investment Grade Bond Fund’s highest quarterly return was 3.75% (quarter ended 9/30/06). Its lowest quarterly return was -2.43% (quarter ended 6/30/04).

Average Annual Returns. The returns in the following table include the effect of each Fidelity Advisor Investment Grade Bond Fund’s maximum front-end sales charge on its Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the period ended December 31, 2007	1 year	5 year	Since Inception
Fidelity Advisor Investment Grade Bond Fund
Class A – Return Before Taxes	-1.69%	2.77%	3.37	%A
Class A – Return After Taxes of Distributions	-3.30%	1.21%	1.71	%A
Class A – Return After Taxes on Distributions and Sale of Fund Shares	-1.11%	1.48%	1.92	%A
Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	4.42%	4.85	%A
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deduction for fees, expenses, or taxes)	4.71%	3.88%	4.06	%B

A	From August 27, 2002.
B	From August 30, 2002.

Lehman Brothers U.S. Aggregate Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is design to represent the performance of the U.S. investment-grade fixed-rate bond market.

The Lipper Intermediate Investment Grade Debt Funds Average reflects the performance of mutual funds with similar objectives.

Key Differences in Acquired Fund and Acquiring Fund Shareholders

Capital One Total Return Bond Fund is organized as a separate series of Capital One Funds, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Fidelity Advisor

Investment Grade Bond Fund is organized as a separate series of Fidelity Fixed-Income Trust, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Key differences affecting the rights of shareholders under the Capital One Total Return Bond Fund’s Declaration of Trust/Bylaws and Fidelity Advisor Investment Grade Bond Fund’s Declaration of Trust/Bylaws are presented below.

Capital One Total Return Bond Fund	Fidelity Advisor Investment Grade Bond Fund
Shareholders have the right to vote on Declaration of Trust amendments unless the amendment falls into one of certain categories.	Shareholders do not have the right to vote on Declaration of Trust amendments unless the amendment falls into one of certain (other) categories.

Shareholders of a particular series may be entitled to bring a derivative or class action on behalf of any other Series of the Trust.	Shareholders of a particular series are expressly denied the right to bring a derivative or class action on behalf of any other Series of the Trust.

A Shareholder may be forced to redeem shares if at any time that Shareholder’s total investment does not have a minimum dollar value determined by the Trustees in their sole discretion.	A Shareholder may be forced to redeem shares for any reason consistent with the Investment Company Act of 1940.

Shareholders vote on sales of assets and mergers.	Shareholders do not vote on sales of assets and mergers.

No requirement exists that shares be fully paid and nonassessable.	Shares must be fully paid and nonassessable.

If the Secretary of the Fund, when so ordered or requested, refuses or neglects for more than two days to call a special meeting of Shareholders, the Trustees or the Shareholders so requesting, may call the meeting by giving notice.	If the Secretary of the Fund, when so ordered or requested, refuses or neglects for more than 30 days to call a special meeting of Shareholders, the Trustees or the Shareholders so requesting, may call the meeting by giving notice.

PROPOSAL 4

Reorganization of

Capital One U.S. Government Income Fund

into

Fidelity Advisor Government Income Fund

Proposal

Shareholders of the Capital One U.S. Government Income Fund are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A to this Proxy Statement. Also, you should consult the Class A Prospectus dated September 29, 2007 (as supplemented), for more information about Fidelity Advisor Government Income Fund, a series of Fidelity Income Fund. To request a copy of the Prospectus, please call 1-877-208-0098. As a result of the Reorganization, shareholders of the Capital One U.S. Government Income Fund will receive shares in the Fidelity Advisor Government Income Fund in an amount equal to the dollar value (minus the value of any Excluded Assets) of their holdings in the Capital One U.S. Government Income Fund at the time of Closing. See the section entitled “How will the number of shares of an Acquiring Fund that I will receive be determined?” for a discussion regarding the calculation of the Acquiring Fund shares to be issued.

Shareholders of the Capital One U.S. Government Income Fund should note that in order to transition the portfolio all or substantially all of the Fund’s portfolio assets are expected to be sold prior to the Closing. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets and whether any resulting gain can be reduced by unused capital losses from prior years. Any capital gains recognized in these sales on a net basis will be distributed to the Capital One U.S. Government Income Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders who hold shares in taxable accounts.

Comparison of Investment Objectives and Strategies

The following summarizes the investment objective, strategies and management differences, if any, between Capital One U.S. Government Income Fund and Fidelity Advisor Government Income Fund:

	Capital One U.S. Government Income Fund	Fidelity Advisor Government Income Fund
Investment Goal(s) / Objective(s)	The Fund’s goal is to provide current income.	The Fund seeks a high level of current income, consistent with preservation of principal.

Investment Strategies	Current income includes, in general, discounts earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities and mortgage-related securities, and short-term capital gains. The Fund attempts to achieve its goal by investing in investment grade securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities.

Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.

Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.

Investing in instruments related to U.S. Government securities.

Capital One U.S. Government Income Fund	Fidelity Advisor Government Income Fund
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in such U.S. government securities. Under normal circumstances, the average duration of the Fund’s holdings will be within 20% of the Lehman Brothers Intermediate Government Index (as of May 31, 2008 the average duration of the Fund was 3.64 years compared to 3.43 for the Lehman Brothers Intermediate Government Index, which equates to a difference of +6.12% and therefore within 20%). The Fund may also invest in corporate bonds, asset backed securities and certain privately issued mortgage-related securities. The mortgage-related securities in which the Fund may invest include: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.

Managing the fund to have similar overall interest rate risk to the Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index.

Allocating assets across different market sectors and maturities.

Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Engaging in transactions that have a

leveraging effect on the fund.

	Capital One U.S. Government Income Fund	Fidelity Advisor Government Income Fund

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. The securities of these GSEs are neither issued nor guaranteed by the United States Treasury. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Investment Adviser	COAM	FMR

Subadvisers	Not applicable.	Fidelity Investments Money Management, Inc.; Fidelity Research & Analysis Company; Fidelity International Investment Advisors; FMR U.K.; and Fidelity International Investment Advisors (U.K.) Limited

Portfolio Manager(s)	Paul Teten, Dina Mabasa, Craig Kercho and Gilbert Braunig	Dr. William Irving

As you can see from the chart above, the investment objective and strategies of the Capital One U.S. Government Income Fund are similar to those of the Fidelity Advisor Government Income Fund. There are, however, differences that you should consider. The Fidelity Advisor Government Income Fund is managed to have similar overall interest rate risk to the Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index, while the Capital One U.S. Government Income Fund is managed to have the average duration of the Fund’s holdings to be within 20% of the Lehman Brothers Intermediate Government Index.

For more information about Fidelity Advisor Government Income Fund’s investment objectives, principal investment strategies and risks, see Attachment I to this Proxy Statement. For a discussion of the differences in each Fund’s fundamental and non-fundamental investments policies, see Attachment II to this Proxy Statement.

Comparison of Principal Risks

The principal risks associated with the Capital One U.S. Government Income Fund and the Fidelity Advisor Government Income Fund are similar because they have similar investment goals and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.

Many factors affect a Fund’s performance. A Fund’s yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. A Fund’s reaction to these developments will be affected by the types and maturities of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. It is important to note that neither the Fund’s share price nor its yield is guaranteed by the U.S. Government. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Both Funds are subject to the following principal risks:

Interest Rate Changes Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Prepayment Risk. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.

The Capital One U.S. Government Income Fund is also subject to the following principal risks:

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As COAM allocates more of a Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

The Fidelity Advisor Government Income Fund is also subject to the following principal risk:

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Comparative Fee Tables

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Acquired Fund and to analyze the estimated expenses that the Acquiring Fund expects to bear following the Reorganization. The shareholder fees presented below for the Acquiring Fund apply both before and after giving effect to the Reorganization. However, you will not have to pay any front-end sales charge on any shares of an Acquiring Fund received as part of the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees and administrative costs, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the table below represent expenses for the most recent semi-annual period (ended February 29, 2008) for the Capital One U.S. Government Income Fund and for the 12 months ended May 31, 2008 for the Fidelity Advisor Government Income Fund and those projected for the Fidelity Advisor Government Income Fund on a pro forma basis after giving effect to the proposed Reorganization, and are based on pro forma combined net assets as of May 31, 2008.

Shareholder Fees

(paid directly from your investment)

Capital One U.S. Government Income Fund

Maximum sales load imposed on purchases (%)	3.00	%A

Maximum contingent deferred sales charge (%)	None

Redemption Fees (%)	None

Fidelity Advisor Government Income Fund – Class A

Maximum sales load imposed on purchasesB (%)	4.00	%C

Maximum contingent deferred sales charge D,E (%)	None	F

Redemption Fees (%)	None

A	Lower front-end sales charges may be available with purchase of $250,000 or more.
B	The actual sales charges may be higher due to rounding.
C	Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.
D

A contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

E	The actual contingent deferred sales charge may be higher due to rounding.
F

Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

Annual Fund Operating Expenses

(deducted directly from Fund assets)

Management fee (%)	Distribution and service (12b-1) fees (%)	Other expenses (%)	Total fund operating expenses (%)
Capital One U.S. Government Income FundA

0.45%B	0.25%	0.27%	0.97%C

Fidelity Advisor Government Income Fund – Class A

0.32%	0.25%	0.25%	0.82%D

Fidelity Advisor Government Income Fund – Class A (pro forma combined)

0.32%	0.25%	0.25%	0.82%D

A

Percentages shown are based on expenses for the most recent semi-annual period ended February 29, 2008. However, the rate at which expenses are accrued during the period may not be constant and, at any particular point, may be greater or less than the stated average percentage.

B

COAM voluntarily waived a portion of the management fee of the Capital One U.S. Government Income Fund. This voluntary waiver can be terminated at any time. The management fee paid by the Capital One U.S. Government Income Fund (after the voluntary waiver) was 0.21% for the most recent semi-annual period ended February 29, 2008.

C

Although not contractually obligated to do so, COAM and Foreside waived certain expenses in the amount of 0.36% of the Fund’s average net assets for the most recent semi-annual period ended February 29, 2008. Thus. the total annual fund operating expenses of Capital One U.S. Government Income Fund after waivers was 0.61%. Without the voluntary waiver, Acquired Fund’s net expenses would be higher than the Acquiring Fund’s net expenses.

D

FMR has voluntarily agreed to reimburse Class A of the Fidelity Advisor Government Income Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets, exceed 0.93%. This arrangement may be discontinued by FMR at any time.

Example Expenses

(actual costs may be higher or lower)*

The examples help you compare the cost of investing in the Capital One U.S. Government Income Fund currently with the cost of investing in the Fidelity Advisor Government Income Fund both currently and on a pro forma combined basis, and allow you to compare these costs with the cost of investing in other mutual funds.

Let’s say, hypothetically, that each class’s annual return is 5% and that your shareholder fees and each class’s operating expenses are exactly as described in the fee table. Those examples illustrate the effect of fees and expenses but are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Capital One U.S. Government Income Fund	Fidelity Advisor Government Income Fund	Fidelity Advisor Government Income Fund (surviving fund)
	Original Class	Class A	Class A (estimated pro forma)
	Sell or Hold All Shares	Sell or Hold All Shares	Sell or Hold All Shares
1 year	$396	$480	$480
3 years	$600	$651	$651
5 years	$820	$837	$837
10 years	$1,454	$1,373	$1,373

*	Estimated

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Acquiring Fund’s assets, many of which are beyond the control of each Acquiring Fund or FMR.

If a Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s expense structure.

Comparison of Fund Performance

The following table shows, for the periods shown, the (unaudited) average annual total return for both shares of the Acquired Fund and Class A shares of Acquiring Fund, along with each Fund’s primary benchmark index. An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. The returns in the table do not include the effect of any sales charges or recurring shareholder account fees. If the effect of the sales charges were reflected, returns would be lower than those shown. Each Fund’s past performance is not a guarantee of future results.

Calendar Year / Period Ended	Capital One U.S. Government Income Fund (Acquired Fund)	Lehman Brothers Intermediate Government IndexA	Fidelity Advisor Government Income Fund (Acquiring Fund)	Lehman Brothers U.S. Government IndexB
1998	7.89%	8.49%	—	—
1999	-0.96%	0.49%	—	—
2000	10.88%	10.47%	—	—
2001	6.96%	8.42%	—	—
2002	8.80%	9.64%	—	—
2003	2.75%	2.29%	—	—
2004	2.58%	2.33%	—	—
2005	1.36%	1.68%	—	—
2006	4.01%	3.84%	—	—
2007	6.93%	8.47%	7.53%	8.66%
YTD (as of 5/31/2008)	1.16%	1.80%	1.63%	1.47%

A

Lehman Brothers Intermediate Government Index is comprised of all bonds covered by the Lehmen Brothers Government Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

B	Lehman Brothers U.S. Government Index is a market value-weighted index of U.S. Treasury and government agency fixed-rate debt securities with maturities of one year or more.

Acquiring Fund Performance

Set forth below is the performance information for Class A shares of Fidelity Advisor Government Income Fund. The following information is intended to help you understand the risks of investing in the Fund. The information illustrates the changes in the Fund’s performance from year to year and compares the Fund’s performance to the performance of a market index over various periods of time. Returns before and after taxes are based on past results and are not an indication of future performance.

Year-by-Year Returns. The bar chart shows the performance of Class A shares of the Fidelity Advisor Government Income Fund. The returns in the bar chart do not include the effect of any sales charges or recurring shareholder account fees. If the effect of the sales charges were reflected, returns would be lower than those shown.

Fidelity Advisor Government Income Fund

[BAR CHART]

2007	7.53%

Within the period shown in the bar chart, Class A of the Fidelity Advisor Government Income Fund’s highest quarterly return was 3.33% (quarter ended 12/31/07). Its lowest quarterly return was -0.48% (quarter ended 6/30/07).

Average Annual Returns. The returns in the following table include the effect of each Fidelity Advisor Government Income Fund’s maximum front-end sales charge on its Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the period ended December 31, 2007	1 year	Since Inception
Fidelity Advisor Government Income Fund
Class A – Return Before Taxes	3.23%	3.96	%A
Class A – Return After Taxes of Distributions	1.75%	2.48	%A
Class A – Return After Taxes on Distributions and Sale of Fund Shares	2.06%	2.51	%A
Lehman Brothers U.S. Government Index (reflects no deduction for fees, expenses or taxes)	8.66%	8.55	%A
Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	8.22%	8.25	%A
Lipper General U.S. Government Funds Average (reflects no deduction for fees, expenses or taxes)	6.25%	6.75	%B

A	From October 24, 2006.
B	From October 31, 2006

Lehman Brothers U.S. Government Index is a market value-weighted index of U.S. Treasury and government agency fixed-rate debt securities with maturities of one year or more.

Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index is a composite of unmanaged indexes combining the total returns of the Lehman Brothers U.S. Government Index and Lehman Brothers U.S. Mortgage-Backed Securities Index. The index weightings are: Lehman Brothers U.S. Government Index, 75% and Lehman Brothers U.S. Mortgage-Backed Securities Index, 25%.

Lehman Brothers U.S. Mortgage-Backed Securities Index is a market value-weighted index of 15- and 30-year fixed-rate securities backed by balloon mortgages with fixed-rate coupons and liquid mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC).

The Lipper General U.S. Government Funds Average reflects the performance of mutual funds with similar objectives.

Key Differences in the Rights of Acquired Fund and Acquiring Fund Shareholders

Capital One U.S. Government Income Fund is organized as a separate series of Capital One Funds, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Fidelity Advisor Government Income Fund is organized as a separate series of Fidelity Income Fund, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Key differences affecting the rights of shareholders under the Capital One U.S. Government Income Fund’s Declaration of Trust/Bylaws and Fidelity Advisor Government Income Fund’s Declaration of Trust/Bylaws are presented below.

Capital One U.S. Government Income Fund	Fidelity Advisor Government Income Fund
Shareholders have the right to vote on Declaration of Trust amendments unless the amendment falls into one of certain categories.	Shareholders do not have the right to vote on Declaration of Trust amendments unless the amendment falls into one of certain (other) categories.

Shareholders of a particular series may be entitled to bring a derivative or class action on behalf of any other Series of the Trust.	Shareholders of a particular series are expressly denied the right to bring a derivative or class action on behalf of any other Series of the Trust.

A Shareholder may be forced to redeem shares if at any time that Shareholder’s total investment does not have a minimum dollar value determined by the Trustees in their sole discretion.	A Shareholder may be forced to redeem shares for any reason consistent with the Investment Company Act of 1940.

Shareholders vote on sales of assets and mergers.	Shareholders do not vote on sales of assets and mergers.

No requirement exists that shares be fully paid and nonassessable.	Shares must be fully paid and nonassessable.

If the Secretary of the Fund, when so ordered or requested, refuses or neglects for more than two days to call a special meeting of Shareholders, the Trustees or the Shareholders so requesting, may call the meeting by giving notice.	If the Secretary of the Fund, when so ordered or requested, refuses or neglects for more than 30 days to call a special meeting of Shareholders, the Trustees or the Shareholders so requesting, may call the meeting by giving notice.

PROPOSAL 5

Reorganization of

Capital One Cash Reserve Fund

into

Fidelity Institutional Money Market Fund – Prime Money Market Portfolio

Proposal

Shareholders of the Capital One Cash Reserve Fund are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A to this Proxy Statement. Also, you should consult the Class III Prospectus dated May 29, 2008, for more information about Fidelity Institutional Money Market Fund – Prime Money Market Portfolio, a series of Fidelity Colchester Street Trust. To request a copy of the Prospectus, please call 1-877-208-0098. As a result of the Reorganization, shareholders of the Capital One Cash Reserve Fund will receive shares in the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio in an amount equal to the dollar value (minus the value of any Excluded Assets) of their holdings in the Capital One Capital Appreciation Fund at the time of Closing. See the section entitled “How will the number of shares of an Acquiring Fund that I will receive be determined?” for a discussion regarding the calculation of the Acquiring Fund shares to be issued.

Shareholders of the Capital One Cash Reserve Fund should note that in order to transition the portfolio it is currently anticipated that the Capital One Cash Reserve Fund will increase its investment in U.S. Treasury and Governmental agency securities, repurchase agreements collateralized by such securities, and other money market funds prior to Closing. However, it is possible that all or substantially all of the portfolio assets of the Fund will be repositioned or sold prior to Closing. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets and whether any resultant gain can be reduced by unused capital losses from prior years. Any capital gains recognized in these sales on a net basis will be distributed to the Capital One Cash Reserve Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders who hold shares in taxable accounts. It is not currently anticipated that the Fund will make a significant capital gain distribution to shareholders prior to the Closing.

Comparison of Investment Objectives and Strategies

The following summarizes the investment objective, strategies and management differences, if any, between Capital One Cash Reserve Fund and Fidelity Institutional Money Market Fund – Prime Money Market Portfolio:

	Capital One Cash Reserve Fund	Fidelity Institutional Money Market Fund – Prime Money Market Portfolio
Investment Goal(s) / Objective(s)	The Fund is a money market fund which seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s goal is current income consistent with stability of principal.	Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

	Capital One Cash Reserve Fund	Fidelity Institutional Money Market Fund – Prime Money Market Portfolio
Investment Strategies

The Fund’s portfolio consists of high quality money market instruments maturing in 397 days or less. The average maturity of the securities in the Fund’s portfolio, computed on a dollar-weighted basis, will be 120 days or less. As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the Adviser to be of comparable quality to securities having such ratings. The Fund invests only in instruments denominated and payable in U.S. dollars.

The Fund will invest more than 25% of its total assets in commercial paper issued by finance companies, unless the Fund is in a temporary defensive position as a result of economic conditions.

FMR invests the fund’s assets in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund’s total assets in the financial services industries.

FMR generally intends to maintain the fund’s dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund’s investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Adviser	COAM	FMR

Subadvisers	Not Applicable.	Fidelity Investments Money Management, Inc.; Fidelity Research & Analysis Company; Fidelity International Investment Advisors; FMR U.K.; and Fidelity International Investment Advisors (U.K.) Limited

Portfolio Manager(s)	Paul Teten and Dina Mabasa	Kim Miller

As you can see from the chart above, the investment objective and strategies of the Capital One Cash Reserve Fund are substantially similar to those of the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio.

For more information about Fidelity Institutional Money Market Fund – Prime Money Market Portfolio’s investment objectives, principal investment strategies and risks, see Attachment I to this Proxy Statement. For a discussion of the differences in each Fund’s fundamental and non-fundamental investments policies, see Attachment II to this Proxy Statement.

Comparison of Principal Risks

The principal risks associated with the Capital One Cash Reserve Fund and the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio are substantially similar because they are both money market mutual funds with substantially similar investment goals and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.

Many factors affect a Fund’s performance. A Fund’s yield will change daily based on changes in interest rates and other market conditions. Although each Fund is managed to maintain a stable $1.00 share price, there is no guarantee that either Fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund’s investments could cause a Fund’s share price to decrease. It is important to note that neither the Funds’ share prices nor their yields are guaranteed by the U.S. Government.

Both Funds are subject to the following principal risks:

Interest Rate Changes Risk. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Issuer-Specific Changes Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The Fidelity Institutional Money Market Fund – Prime Money Market Portfolio is also subject to the following principal risk:

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Comparative Fee Tables

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of each Fund and to analyze the estimated expenses that the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio Acquiring Fund expects to bear following the Reorganization. The shareholder fees presented below for the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio apply both before and after giving effect to the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees and administrative costs, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the table below represent expenses for the most recent semi-annual period (ended February 29, 2008) for the Capital One Cash Reserve Fund and for the 12 months ended May 31, 2008 for the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and those projected for the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio on a pro forma basis after giving effect to the proposed Reorganization, and are based on pro forma combined net assets as of May 31, 2008.

Shareholder Fees

(paid directly from your investment)

Capital One Cash Reserve Fund – Class A

Maximum sales load imposed on purchases (%)	None

Maximum contingent deferred sales charge (%)	None

Redemption Fees (%)	None

Capital One Cash Reserve Fund – Class B

Maximum sales load imposed on purchases (%)	None

Maximum contingent deferred sales charge (%)	5.50	%A

Redemption Fees (%)	None

Fidelity Institutional Money Market Fund – Prime Money Market Portfolio – Class IIIB

Maximum sales load imposed on purchases (%)	None

Maximum contingent deferred sales charge (%)	None

Redemption Fees (%)	None

A	The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter.
B

If the fund is your Fidelity brokerage core, you will pay fees charged in connection with certain activity in your Fidelity brokerage account directly from your fund investment. Please see your Fidelity brokerage account materials for additional information.

Annual Fund Operating Expenses

(deducted directly from Fund assets)

Management fee (%)	Distribution and service (12b-1) fees (%)	Shareholder Service Fee (%)	Other expenses (%)	Total fund operating expenses (%)
Capital One Cash Reserve Fund – Class AA

0.40%B	0.25%C	0.00%	0.27%	0.92%

Capital One Cash Reserve Fund – Class BA

0.40%B	0.75%C	0.25%	0.27%	1.67%D

Fidelity Institutional Money Market Fund – Prime Money Market Portfolio – Class III

0.14%E	0.25%	0.00%	0.07%F	0.46%G, H

Fidelity Institutional Money Market Fund – Prime Money Market Portfolio – Class III (pro forma combined)
0.14%E	0.25%	0.00%	0.07%F	0.46%G, H

A

Percentages shown are based on expenses for the most recent semi-annual period ended February 29, 2008. However, the rate at which expenses are accrued during the period may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, COAM and Foreside waived certain expenses in the amount of 0.42% (Class A) and 1.02% (Class B) of the Fund’s average net assets for the fiscal year ended August 31, 2007. Thus, the total annual fund operating expenses of Capital One Cash Reserve Fund after waivers was 0.50% for Class A shares and 0.65% for Class B shares.

B

COAM voluntarily waived a portion of the management fee of the Capital One Cash Reserve Fund. This voluntary waiver can be terminated at any time. The management fee paid by the Capital One Cash Reserve Fund (after the voluntary waiver) was 0.15% for the most recent semi-annual period ended February 29, 2008.

C

The distribution (12b-1) fee for the Capital One Cash Reserve Fund’s Class A shares and Class B shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by the Capital One Cash Reserve Fund’s Class A shares and Class B shares (after the voluntary reduction) were 0.10% and 0.00%, respectively.

D

After Class B shares have been held for eight years from the date of purchase, they will automatically convert to Class A shares on or about the 15th of the following month. Class A shares incur lower operating expenses than Class B shares.

E	Effective April 1, 2008, the management fee was decreased from 0.18% to 0.14%.
F	Based on historical expenses, adjusted to reflect current fees.
G

FMR has voluntarily agreed to reimburse Class III of the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any) as a percentage of its average net assets, exceed 0.20%. This arrangement may be discontinued by at any time.

H

In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class III of the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class III of the fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class III of the fund will be able to avoid a negative yield.

Example Expenses

(actual costs may be higher or lower)*

The examples help you compare the cost of investing in the Capital One Cash Reserve Fund currently with the cost of investing in the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio Fund both currently and on a pro forma combined basis, and allow you to compare these costs with the cost of investing in other mutual funds.

Let’s say, hypothetically, that each class’s annual return is 5% and that your shareholder fees and each class’s operating expenses are exactly as described in the fee table. Those examples illustrate the effect of fees and expenses but are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Capital One Cash Reserve Fund			Fidelity Institutional Money Market Fund – Prime Money Market Portfolio	Fidelity Institutional Money Market Fund – Prime Money Market Portfolio (surviving fund)
	Class A	Class B		Class III	Class III (estimated pro forma)
	Sell or Hold All Shares	Sell All Shares	Hold All Shares	Sell or Hold All Shares	Sell or Hold All Shares
1 year	$94	$720	$170	$47	$47
3 years	$293	$926	$526	$148	$148
5 years	$509	$1,107	$907	$258	$258
10 years	$1,131	$1,777	$1,777	$579	$579

*	Estimated

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Acquiring Fund’s assets, many of which are beyond the control of each Acquiring Fund or FMR.

If a Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s expense structure.

Comparison of Fund Performance

The following table shows, for the periods shown, the (unaudited) average annual total return for both Class A shares of the Acquired Fund and Class III shares of the Acquiring Fund. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Each Fund’s past performance is not a guarantee of future results.

Calendar Year / Period Ended	Capital One Cash Reserve Fund (Acquired Fund)	Fidelity Institutional Money Market Fund –Prime Money Market Portfolio (Acquiring Fund)
1998	4.71%	5.27%
1999	4.27%	4.94%
2000	5.44%	6.19%
2001	3.35%	3.90%
2002	1.05%	1.48%
2003	0.61%	0.81%
2004	0.81%	1.02%
2005	2.67%	2.90%
2006	4.60%	4.74%
2007	4.86%	5.02%
YTD (as of 5/31/2008)	1.20%	1.35%

Acquiring Fund Performance

Set forth below is the performance information for Class III shares of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio. The following information is intended to help you understand the risks of investing in the Fund. The information illustrates the changes in the Fund’s performance from year to year and the Fund’s performance over various periods of time. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns. The bar chart shows the performance of Class III shares of the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio.

Fidelity Institutional Money Market Fund – Prime Money Market Portfolio

[BAR CHART]

1998	5.27%
1999	4.94%
2000	6.19%
2001	3.90%
2002	1.48%
2003	0.81%
2004	1.02%
2005	2.90%
2006	4.74%
2007	5.02%

Within the period shown in the bar chart, Class III of the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio’s highest quarterly return was 1.58% (quarter ended 9/30/00). Its lowest quarterly return was 0.17% (quarter ended 3/31/04).

Average Annual Returns

For the period ended December 31, 2007	1 year	5 year	10 year
Fidelity Institutional Money Market Fund – Prime Money Market Portfolio
Class III	5.02%	2.88%	3.61%

Key Differences in the Rights of Acquired Fund and Acquiring Fund Shareholders

Capital One Cash Reserve Fund is organized as a separate series of Capital One Funds, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Fidelity Institutional Money Market Fund – Prime Money Market Portfolio is organized as a separate series of Fidelity Colchester Street Trust, a Delaware statutory trust, and is governed by a Trust Instrument and Bylaws. Key differences affecting the rights of shareholders under the Capital One Cash Reserve Fund’s Declaration of Trust/Bylaws and Massachusetts law and Fidelity Institutional Money Market Fund – Prime Money Market Portfolio’s Trust Instrument/Bylaws and Delaware law are presented below.

Capital One Cash Reserve Fund	Fidelity Institutional Money Market Fund – Prime Money Market Portfolio
Shareholders have the right to vote on Declaration of Trust amendments unless the amendment falls into one of certain categories.	Shareholders do not have the right to vote on Trust Instrument amendments unless the amendment falls into one of certain (other) categories.

Shareholders of a particular series may be entitled to bring a derivative or class action on behalf of any other Series of the Trust.	Shareholders of a particular series are expressly denied the right to bring a derivative or class action on behalf of any other Series of the Trust.

A Shareholder may be forced to redeem shares if at any time that Shareholder’s total investment does not have a minimum dollar value determined by the Trustees in their sole discretion.	A Shareholder may be forced to redeem shares for any reason consistent with the Investment Company Act of 1940.

Shareholders vote on sales of assets and mergers.	Shareholders do not vote on sales of assets and mergers.

No requirement exists that shares be fully paid and nonassessable.	Shares must be fully paid and nonassessable.

If the Secretary of the Fund, when so ordered or requested, refuses or neglects for more than two days to call a special meeting of Shareholders, the Trustees or the Shareholders so requesting, may call the meeting by giving notice.	If the Secretary of the Fund, when so ordered or requested, refuses or neglects for more than 30 days to call a special meeting of Shareholders, the Trustees or the Shareholders so requesting, may call the meeting by giving notice.

PROPOSAL 6

Reorganization of

Capital One U.S. Treasury Money Market Fund

into

Fidelity Institutional Money Market Fund – Treasury Portfolio

Proposal

Shareholders of the Capital One U.S. Treasury Money Market Fund are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A to this Proxy Statement. Also, you should consult the Class III Prospectus dated May 29, 2008, for more information about Fidelity Institutional Money Market Fund – Treasury Portfolio, a series of Fidelity Colchester Street Trust. To request a copy of the Prospectus, please call 1-877-208-0098. As a result of the Reorganization, shareholders of the Capital One U.S. Treasury Money Market Fund will receive shares in the Fidelity Institutional Money Market Fund – Treasury Portfolio in an amount equal to the dollar value (minus the value of any Excluded Assets) of their holdings in the Capital One U.S. Treasury Money Market Fund at the time of Closing. See the section entitled “How will the number of shares of an Acquiring Fund that I will receive be determined?” for a discussion regarding the calculation of the Acquiring Fund shares to be issued.

Shareholders of the Capital One U.S. Treasury Money Market Fund should note that it is not currently anticipated that the Capital One U.S. Treasury Money Market Fund will require significant sales of portfolio securities. However, it is possible that all or substantially all of the Fund’s portfolio assets will be repositioned or sold prior to the Closing. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets and whether any resulting gain can be reduced by unused capital losses from prior years. Any capital gains recognized in these sales on a net basis will be distributed to the Capital One U.S. Treasury Money Market Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders who hold shares in taxable accounts. It is not currently anticipated that the Fund will make a significant capital gain/ distribution to shareholders prior to the Closing.

Comparison of Investment Objectives and Strategies

The following summarizes the investment objective, strategies and management differences, if any, between Capital One U.S. Treasury Money Market Fund and Fidelity Institutional Money Market Fund – Treasury Portfolio:

	Capital One U.S. Treasury Money Market Fund	Fidelity Institutional Money Market Fund – Treasury Portfolio
Investment Goal(s) / Objective(s)	The Fund is a money market fund which seeks to maintain a stable NAV of $1.00 per Share. The Fund’s goal is current income consistent with stability of principal and liquidity.	Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

	Capital One U.S. Treasury Money Market Fund	Fidelity Institutional Money Market Fund – Treasury Portfolio
Investment Strategies	The Fund pursues its goal by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government and are fully guaranteed as to payment of principal and interest by the United States. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in U.S. Treasury obligations and repurchase agreements backed by U.S. Treasury obligations. The Fund invests only in short-term U.S. Treasury obligations maturing in 397 days or less. The average maturity of the U.S. Treasury obligations in the Fund’s portfolio, computed on a dollar-weighted basis, will be 90 days or less. The Fund invests in securities that are either rated in the highest short-term rating category by one or more NRSRO or are deemed by COAM to be of comparable quality to securities having such ratings.

FMR normally invests at least 80% of the fund’s assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund’s dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund’s investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Adviser	COAM	FMR

Subadvisers	Not applicable.	Fidelity Investments Money Management, Inc.; Fidelity Research & Analysis Company; Fidelity International Investment Advisors; FMR U.K.; and Fidelity International Investment Advisors (U.K.) Limited

Portfolio Manager(s)	Paul Teten and Dina Mabasa	Timothy Huyck

As you can see from the chart above, the investment objective and strategies of the Capital One U.S. Treasury Money Market Fund are substantially similar to those of the Fidelity Institutional Money Market Fund – Treasury Portfolio. There are, however, differences that you should consider. In particular, the Fidelity Institutional Money Market Fund – Treasury Portfolio, in contrast to the Capital One U.S. Treasury Money Market Fund, will not invest in reverse repurchase agreements, and will hold obligations with a dollar-weighted average maturity of 60, rather than 90, days.

For more information about Fidelity Institutional Money Market Fund – Treasury Portfolio’s investment objectives, principal investment strategies and risks, see Attachment I to this Proxy Statement. For a discussion of the differences in each Fund’s fundamental and non-fundamental investments policies, see Attachment II to this Proxy Statement.

Comparison of Principal Risks

The principal risks associated with the Capital One U.S. Treasury Money Market Fund and the Fidelity Institutional Money Market Fund – Treasury Portfolio are substantially similar because they are both money market mutual funds with substantially similar investment goals and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.

Many factors affect a Fund’s performance. A Fund’s yield will change daily based on changes in interest rates and other market conditions. Although each Fund is managed to maintain a stable $1.00 share price, there is no guarantee that the Fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a Fund’s investments could cause the Fund’s share price to decrease. It is important to note that neither the Funds’ share prices nor their yields are guaranteed by the U.S. Government.

Both Funds are subject to the following principal risks:

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.

Comparative Fee Tables

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of each Fund and to analyze the estimated expenses that each Acquiring Fund expects to bear following the Reorganization. The shareholder fees presented below for the Fidelity Institutional Money Market Fund – Treasury Portfolio apply both before and after giving effect to the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees and administrative costs, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the table below represent expenses for the most recent semi-annual period (ended February 29, 2008) for the Capital One U.S. Treasury Money Market Fund and for the 12 months ended May 31, 2008 for the Fidelity Institutional Money Market Fund – Treasury Portfolio) and those projected for the Fidelity Institutional Money Market Fund – Treasury Portfolio on a pro forma basis after giving effect to the proposed Reorganization, and are based on pro forma combined net assets as of May 31, 2008.

Shareholder Fees

(paid directly from your investment)

Capital One U.S. Treasury Money Market Fund

Maximum sales load imposed on purchases (%)	None

Maximum contingent deferred sales charge (%)	None

Redemption Fees (%)	None

Fidelity Institutional Money Market Fund – Treasury Portfolio – Class IIIA

Maximum sales load imposed on purchases (%)	None

Maximum contingent deferred sales charge (%)	None

Redemption Fees (%)	None

A

If the fund is your Fidelity brokerage core, you will pay fees charged in connection with certain activity in your Fidelity brokerage account directly from your fund investment. Please see your Fidelity brokerage account materials for additional information.

Annual Fund Operating Expenses

(deducted directly from Fund assets)

Management fee (%)	Distribution and service (12b-1) fees (%)	Other expenses (%)	Acquired Fund Fees and Expenses (%)	Total fund operating expenses (%)
Capital One U.S. Treasury Money Market FundA

0.40%B	0.25%C	0.23%	0.01%D	0.89%

Fidelity Institutional Money Market Fund – Treasury Portfolio – Class III

0.14%E	0.25%	0.07%F	0.00%	0.46%G, H

Fidelity Institutional Money Market Fund – Treasury Portfolio – Class III (pro forma combined)

0.14%E	0.25%	0.07%F	0.00%	0.46%G, H

A

Percentages shown are based on expenses for the most recent semi-annual period ended February 29, 2008. However, the rate at which expenses are accrued during the period may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, COAM and Foreside waived certain expenses in the amount of 0.37% of the Fund’s average net assets for the most recent semi-annual period ended February 29, 2008. Thus, the total annual fund operating expenses of Capital One U.S. Treasury Money Market Fund after waivers was 0.52%.

B

COAM voluntarily waived a portion of the management fee of the Capital One U.S. Treasury Money Market Fund. This voluntary waiver can be terminated at any time. The management fee paid by the Capital One U.S. Treasury Money Market Fund (after the voluntary waiver) was 0.30% for the most recent semi-annual period ended February 29, 2008.

C

Under a Rule 12b-1 distribution plan, Capital One U.S. Treasury Money Market Fund can pay Foreside up to 0.25% as a 12b-1 fee. The Capital One U.S. Treasury Money Market Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended August 31, 2007. The Capital One U.S. Treasury Money Market Fund has no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending August 31, 2008.

D	In addition to the Capital One U.S. Treasury Money Market Fund’s direct expenses, the fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests.
E	Effective April 1, 2008, the management fee was reduced from 0.17% to 0.14%.
F	Based on historical expenses, adjusted to reflect current fees.
G

FMR has voluntarily agreed to reimburse Class III of the Fidelity Institutional Money Market Fund – Treasury Portfolio to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any) as a percentage of its average net assets, exceed 0.20%. This arrangement may be discontinued by FMR at any time.

H

In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class III of the Fidelity Institutional Money Market Fund – Treasury Portfolio and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class III of the fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class III of the fund will be able to avoid a negative yield.

Example Expenses

(actual costs may be higher or lower)*

The examples help you compare the cost of investing in the Capital One U.S. Treasury Money Market Fund currently with the cost of investing in the Fidelity Institutional Money Market Fund – Treasury Portfolio both currently and on a pro forma combined basis, and allow you to compare these costs with the cost of investing in other mutual funds.

Let’s say, hypothetically, that each class’s annual return is 5% and that your shareholder fees and each class’s operating expenses are exactly as described in the fee table. Those examples illustrate the effect of fees and expenses but are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Capital One U.S. Treasury Money Market Fund	Fidelity Institutional Money Market Fund – Treasury Portfolio	Fidelity Institutional Money Market Fund – Treasury Portfolio (surviving fund)
	Original Class	Class III	Class III (estimated pro forma)
	Sell or Hold All Shares	Sell or Hold All Shares	Sell or Hold All Shares
1 year	$91	$47	$47
3 years	$284	$148	$148
5 years	$493	$258	$258
10 years	$1,096	$579	$579

*	Estimated

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Acquiring Fund’s assets, many of which are beyond the control of each Acquiring Fund or FMR.

If a Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s expense structure.

Comparison of Fund Performance

The following table shows, for the periods shown, the (unaudited) average annual total return for both shares of the Acquired Fund and Class III shares of the Acquiring Fund. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Each Fund’s past performance is not a guarantee of future results.

Calendar Year / Period Ended	Capital One U.S. Treasury Money Market Fund (Acquired Fund)	Fidelity Institutional Money Market Fund – Treasury Portfolio (Acquiring Fund)
1998	4.75%	5.13%
1999	4.27%	4.65%
2000	5.57%	5.95%
2001	3.36%	3.70%
2002	1.05%	1.37%
2003	0.42%	0.72%
2004	0.58%	0.91%
2005	2.33%	2.77%
2006	4.27%	4.63%
2007	4.86%	4.59%
YTD (as of 5/31/2008)	0.86%	0.87%

Acquiring Fund Performance

Set forth below is the performance information for Class III shares of Fidelity Institutional Money Market Fund – Treasury Portfolio. The following information is intended to help you understand the risks of investing in the Fund. The information illustrates the changes in the Fund’s performance from year to year and the Fund’s performance over various periods of time. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns. The bar chart shows the performance of Class III shares of the Fidelity Institutional Money Market Fund – Treasury Portfolio.

Fidelity Institutional Money Market Fund – Treasury Portfolio

[BAR CHART]

1998	5.13%
1999	4.65%
2000	5.95%
2001	3.70%
2002	1.37%
2003	0.72%
2004	0.91%
2005	2.77%
2006	4.63%
2007	4.59%

Within the period shown in the bar chart, Class III of the Fidelity Institutional Money Market Fund – Treasury Portfolio’s highest quarterly return was 1.54% (quarter ended 12/31/00). Its lowest quarterly return was 0.15% (quarter ended 9/30/03).

Average Annual Returns

For the period ended December 31, 2007	1 year	5 year	10 year
Fidelity Institutional Money Market Fund – Treasury Portfolio
Class III	4.59%	2.71%	3.43%

Key Differences in the Rights of Acquired Fund and Acquiring Fund Shareholders

Capital One U.S. Treasury Money Market Fund is organized as a separate series of Capital One Funds, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Fidelity Institutional Money Market Fund – Treasury Portfolio is organized as a separate series of Fidelity Colchester Street Trust, a Delaware statutory trust, and is governed by a Trust Instrument and Bylaws. Key differences affecting the rights of shareholders under the Capital One U.S. Treasury Money Market Fund’s Declaration of Trust/Bylaws and Massachusetts law and Fidelity Institutional Money Market Fund – Treasury Portfolio’s Trust Instrument/Bylaws and Delaware law are presented below.

Capital One U.S. Treasury Money Market Fund	Fidelity Institutional Money Market Fund – Treasury Portfolio
Shareholders have the right to vote on Declaration of Trust amendments unless the amendment falls into one of certain categories.	Shareholders do not have the right to vote on Trust Instrument amendments unless the amendment falls into one of certain (other) categories.

Shareholders of a particular series may be entitled to bring a derivative or class action on behalf of any other Series of the Trust.	Shareholders of a particular series are expressly denied the right to bring a derivative or class action on behalf of any other Series of the Trust.

A Shareholder may be forced to redeem shares if at any time that Shareholder’s total investment does not have a minimum dollar value determined by the Trustees in their sole discretion.	A Shareholder may be forced to redeem shares for any reason consistent with the Investment Company Act of 1940.

Shareholders vote on sales of assets and mergers.	Shareholders do not vote on sales of assets and mergers.

No requirement exists that shares be fully paid and nonassessable.	Shares must be fully paid and nonassessable.

If the Secretary of the Fund, when so ordered or requested, refuses or neglects for more than two days to call a special meeting of Shareholders, the Trustees or the Shareholders so requesting, may call the meeting by giving notice.	If the Secretary of the Fund, when so ordered or requested, refuses or neglects for more than 30 days to call a special meeting of Shareholders, the Trustees or the Shareholders so requesting, may call the meeting by giving notice.

THE PROPOSED REORGANIZATIONS

Agreement and Plan of Reorganization

If approved by shareholders of an Acquired Fund, the Reorganization for that Fund is expected to occur on October 24, 2008 or such other date as the parties may agree.

The terms and conditions under which a Reorganization may be consummated are set forth in each Plan. Significant provisions of the Plans are summarized below; however, this summary is qualified in its entirety by reference to the Plans. A copy of the form of Plan is attached as Exhibit A to this Proxy Statement.

Each Plan contemplates: (a) the sale of the net assets (i.e., all assets other than Excluded Assets), and (b) the distribution of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund.

On the Closing Date, each Acquired Fund shareholder’s shares in an Acquired Fund will be exchanged for shares in the applicable Acquiring Fund. The Acquired Fund shareholder will receive a pro rata portion of the shares of the Acquiring Fund that are issued to the Acquired Fund in the Reorganization. The amount of shares issued by the Acquiring Fund to the Acquired Fund will be determined by dividing the net assets of the Acquired Fund (as described in the previous paragraph) by the net asset value per share of the Acquiring Fund on the Closing Date. Calculation will be made on a class by class basis in accordance with each Plan as described herein. The value of the assets in an Acquired Fund will be determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information. The net asset value of a share of an Acquiring Fund will be determined as of the same time using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information.

As of the Closing Date, should a Reorganization be approved by shareholders of an Acquired Fund and other conditions to the Reorganizations be satisfied, each Acquiring Fund will deliver to its corresponding Acquired Fund, and the Acquired Fund will distribute to its shareholders of record, shares of the Acquiring Fund so that each Acquired Fund shareholder will receive the number of full and fractional shares of the Acquiring Fund equal in value to the aggregate net asset value of shares (minus the value of any Excluded Assets) of the Acquired Fund held by such shareholder on the Closing Date. The Acquired Fund will be liquidated as soon as practicable thereafter. The Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of the Acquiring Fund due that shareholder.

Any transfer taxes payable upon issuance of shares of an Acquiring Fund in a name other than that of the registered holder of the shares on the books of the corresponding Acquired Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of the Acquired Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which the Acquired Fund is liquidated.

COAM and FMR have agreed to pay certain expenses incurred in connection with the Reorganizations, including any costs directly associated with preparing, filing, printing, and distribution to the shareholders of each of the Capital One Funds of all materials relating to this Proxy Statement and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations. Additionally, both the Acquired Funds and the Acquiring Funds may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganizations.

Each Acquired Fund will incur brokerage commissions and other transaction costs as a result of the repositioning of its portfolio. Selling portfolio holdings may result in recognition of a portion of an Acquired Fund’s unrealized capital gains. Realized capital gains (net of any capital loss carryforwards) will be distributed to Acquired Fund shareholders prior to the Reorganization, as discussed elsewhere in this Proxy Statement. Total transaction costs, capital gains and losses realized, and distributions to shareholders are not measurable in advance. However, see “Is a Reorganization considered a taxable event for federal income tax purposes?” in the Synopsis for more information regarding the estimated capital gain distributions of the Acquired Funds.

The consummation of the Reorganization is subject to a number of conditions set forth in the Plan, some of which may be waived by a Fund. In addition, the Plan may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Acquired Fund shareholders’ interests may be made subsequent to the Meeting. Under certain circumstances, a Reorganization approved by the shareholders of an Acquired Fund and by the Boards of Trustees of the Acquired Fund and the Acquiring Fund may not be consummated if the Agreement between COAM and FMR is terminated prior to Closing.

Reasons for the Reorganizations and Trustees’ Considerations

In determining whether to approve the Reorganizations and to recommend approval of the Reorganizations to shareholders of the Acquired Funds, the Trustees made inquiries into all matters deemed relevant and considered the following, among other things:

•	The relative compatibility of investment objectives and principal investment policies of the Acquiring Funds with those of the Acquired Funds;
•	The relative past performance of the Acquiring Funds, which generally has been favorable when compared with the past performance of the Acquired Funds;

•	The anticipated effect of the Reorganizations on the expense ratios borne by Acquired Fund shareholders;

•	The capabilities, practices and resources of FMR’s management and the other service providers to the FMR family of funds;

•	The viability of the Acquired Funds absent approval of the proposed Reorganizations;

•	The broader product array of the FMR family of funds, and the expanded range of investment options and exchange opportunities available to shareholders;

•	The federal income tax treatment of the Reorganizations;

•	Anticipated disposition of portfolio securities in connection with the Reorganizations;

•	The payment of certain of the expenses of the Reorganizations by COAM and FMR;

•	Alternatives to the proposed Reorganizations, including liquidation of the Acquired Funds;

•	Benefits to COAM; and

•	The recommendation of COAM.

Some of these factors, which served as the basis for the Trustees’ determination to approve the Reorganizations, are discussed in greater detail below.

Comparison of Investment Objectives and Policies and Past Performance and Expenses

Each Acquiring Fund and the corresponding Acquired Fund has similar investment objectives and policies. In evaluating them, the Capital One Trustees concluded there were no significant differences, and noted further that the past performance of the Acquiring Funds was generally equivalent, if not superior, to the past performance of the Acquired Funds over most comparable periods. Although the past performance of the Fidelity Advisor Investment Grade Bond Fund has lagged the performance of the Capital One Total Return Bond Fund in recent periods, the longer term relative performance of such Fund has been favorable. In this regard, the Trustees are aware that past performance does not necessarily indicate future results.

The Trustees also noted that expense comparisons between each Acquired Fund and its corresponding Acquiring Fund also were favorable throughout most prior periods. Such favorable expense comparisons are expected to continue.

Fidelity Capabilities

FMR and its affiliates have more than $1 trillion in assets under management. The scale of such a large fund complex, the wide array of investment options and strategies available to Capital One shareholders, and the shareholder services offered, together with FMR’s demonstrated long-term success in providing superior investment management expertise, provide Capital One shareholders with attractive alternatives to the benefits historically received from COAM and its affiliates.

Tax Consequences

The Trustees were also advised that the Reorganizations will be treated as “tax-free” for federal income tax purposes. Prior to the Reorganizations, if an Acquired Fund shareholder were to redeem its investment in an Acquired Fund and invest the proceeds in another fund or other investment product, such shareholder generally would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, it is intended that, as a result of the Reorganizations: (i) Acquired Fund shareholders will not recognize a taxable gain or loss on the exchange of their Acquired Fund shares for shares of the corresponding Acquiring Fund; (ii) Acquired Fund shareholders will have the same aggregate tax basis in the Acquiring Fund shares received pursuant to the Reorganizations as in their Acquired Fund shares; and (iii) assuming that Acquired Fund shares are held as a capital asset on the Closing Date, the holding period for Acquiring Fund shares will include the period for which such shareholder held its Acquired Fund shares.

In connection with the Reorganizations, the Trustees have also been advised that it likely will be necessary to dispose of a significant amount of portfolio securities in the Acquired Funds. These dispositions would result in the realization of capital gains that, to the extent not offset by capital losses, will be distributed to Acquired Fund shareholders prior to consummation of the Reorganization. It is not anticipated that significant dispositions will occur in the Capital One U.S. Treasury Money Market Fund. For more information concerning estimated capital gains, see the section entitled “Is a Reorganization considered a taxable event for federal income tax purposes?” in the Synopsis.

Expenses of the Reorganization

COAM and/or FMR, or their affiliates, will bear the costs of the Reorganizations, including legal, accounting, printing, proxy solicitation and similar expenses. Accordingly, neither the Acquired Funds nor the Acquiring Funds will bear any of these expenses, although each is expected to bear transaction costs associated with the purchase or disposition of portfolio securities made in connection with the Reorganizations.

Alternatives to the Proposed Reorganization

Since COAM advised the Trustees in 2007 that it intended to exit the mutual fund advisory business, both COAM and the Trustees have considered available alternatives, including reorganizations with other fund complexes and liquidations. After reviewing these alternatives in general, and several specific alternatives in particular, COAM recommended, and the Trustees agreed, to pursue proposals made by FMR which, after negotiation, resulted in the Reorganizations described in this Proxy Statement.

Benefits to COAM

The Trustees have been advised by COAM that it will be entitled to receive reimbursement for a portion of its expenses incurred, as well as compensation from FMR for the sale to FMR of certain of COAM’s assets related to its business of managing the Acquired Funds. Although the Trustees did not consider the possibility of such payments and reimbursement of expenses to be a material factor in its evaluation of the proposed Reorganizations, it noted their existence in its overall consideration of the proposal.

Recommendation of COAM

COAM recommended to the Trustees that the Reorganizations be approved. The Trustees noted that COAM and its affiliates also serve separately as fiduciaries for significant numbers of shareholders invested in the Acquired Fund and otherwise maintain customer relationships with substantially all other Acquired Fund shareholders.

Based on the foregoing, together with other factors and information considered to be relevant, the Trustees, including all of the Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the Board of the Capital One Trust, including all of the Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive corresponding shares of an Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value (minus the value of any Excluded Assets) of his or her shares of the respective Acquired Fund outstanding. Consequently, the Trustees approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the shareholders of the Acquired Funds for approval.

Description of the Securities to be Issued

Holders of Capital One Capital Appreciation Fund (Classes A and B) will receive Class A shares of Fidelity Advisor Growth & Income Fund. Fidelity Advisor Growth & Income Fund is a series of Fidelity Advisor Series I.

Holders of Capital One Mid Cap Equity Fund (Classes A and B) will receive Class A shares of Fidelity Advisor Mid Cap II Fund. Fidelity Advisor Mid Cap II Fund is a series of Fidelity Advisor Series I.

Holders of shares of Capital One Total Return Bond Fund will receive Class A shares of Fidelity Advisor Investment Grade Bond Fund. Fidelity Investment Grade Bond Fund is a series of Fidelity Fixed-Income Trust.

Holders of shares of Capital One U.S. Government Income Fund will receive Class A shares of Fidelity Advisor Government Income Fund. Fidelity Government Income Fund is a series of Fidelity Income Fund.

Holders of Capital One Cash Reserve Fund (Classes A and B) will receive Class III shares of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio. Fidelity Institutional Money Market Fund – Prime Money Market Portfolio is a series of Fidelity Colchester Street Trust.

Holders of shares of Capital One U.S. Treasury Money Market Fund will receive Class III shares of Fidelity Institutional Money Market Fund – Treasury Portfolio. Fidelity Institutional Money Market Fund – Treasury Portfolio is a series of Fidelity Colchester Street Trust.

Fidelity Advisor Series I, Fidelity Fixed-Income Trust, Fidelity Income Fund and Fidelity Colchester Street Trust are collectively referred to as the Fidelity Trusts. The Trustees of the Fidelity Trusts are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share of an Acquiring Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of an Acquiring Fund is entitled to one vote for each dollar of net asset value of the Fund that shareholder owns. Shares of an Acquiring Fund have no preemptive or conversion rights. Shares are fully paid and non-assessable, except as set forth in the “Description of the Capital One Trust – Shareholder Liability” section of each Acquiring Fund’s Statement of Additional Information, which are incorporated by reference into the Statement of Additional Information to this Proxy Statement.

The Fidelity Trusts do not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of a Fidelity Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of a Fidelity Trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Capital One Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of each Acquiring Fund’s Statement of Additional Information, which are incorporated by reference into the Statement of Additional Information to this Proxy Statement. For more information about redemption rights and exchange privileges, please refer to the “Buying and Selling Shares” and the “Exchanging Shares” sections, respectively, in Attachments III, IV and V to this Proxy Statement.

Forms of Organization

The Acquired Funds are diversified funds of the Capital One Trust, an open-end management investment company organized as a Massachusetts business trust. The Trust is authorized to issue an unlimited number of shares of beneficial interest.

The Acquiring Funds are diversified funds of the Fidelity Trusts, each an open-end management investment company. Fidelity Advisor Series I, Fidelity Fixed-Income Trust and Fidelity Income Fund are organized as Massachusetts business trusts, while Fidelity Colchester Street Trust is organized as a Delaware statutory trust. Each of the Fidelity Trusts is authorized to issue an unlimited number of shares of beneficial interest.

Operation of the Acquiring Funds Following the Reorganizations

FMR does not expect any Acquiring Fund to revise its investment objectives or strategies as a result of a Reorganization. In addition, FMR does not anticipate significant changes to an Acquiring Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve the Acquiring Fund in their current capacities. The portfolio managers of the Acquiring Funds are expected to continue to manage their respective funds.

Capitalization

The following tables shows the capitalization of the each Acquired Fund and the corresponding Acquiring Fund as of May 31, 2008, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganizations.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Capital One Capital Appreciation Fund	$138,834,646	N/A	9,115,695
Class A	$135,705,570	$15.26	8,891,016
Class B	$3,129,076	$13.93	224,679
Fidelity Advisor Growth & Income Fund	$1,841,297,626	N/A	93,400,087
Class A	$301,592,354	$19.72	15,292,846
Class T	$379,118,418	$19.64	19,308,087
Class B	$62,859,836	$19.01	3,306,770
Class C	$107,295,403	$18.99	5,651,578
Institutional Class	$990,431,615	$19.87	49,840,806
Fidelity Advisor Growth & Income Fund Pro Forma Combined Fund	$1,980,132,272	N/A	100,440,383
Class A	$440,427,000	$19.72	22,333,142
Class T	$379,118,418	$19.64	19,308,087
Class B	$62,859,836	$19.01	3,306,770
Class C	$107,295,403	$18.99	5,651,578
Institutional Class	$990,431,615	$19.87	49,840,806

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Capital One Mid Cap Equity Fund	$96,492,390	N/A	6,279,239
Class A	$94,645,052	$15.40	6,147,989
Class B	$1,847,338	$14.08	131,250
Fidelity Advisor Mid Cap II Fund	$2,210,826,941	N/A	133,305,333
Class A	$764,276,804	$16.62	45,986,524
Class T	$538,337,639	$16.57	32,486,672
Class B	$101,339,479	$16.32	6,210,692
Class C	$274,468,523	$16.32	16,815,538
Institutional Class	$532,404,496	$16.74	31,805,907
Fidelity Advisor Mid Cap II Fund Pro Forma Combined Fund	$2,307,319,331	N/A	139,111,133
Class A	$860,769,194	$16.62	51,792,324
Class T	$538,337,639	$16.57	32,486,672
Class B	$101,339,479	$16.32	6,210,692
Class C	$274,468,523	$16.32	16,815,538
Institutional Class	$532,404,496	$16.74	31,805,907

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Capital One Total Return Bond Fund	$44,526,301	$9.45	4,711,929
Fidelity Advisor Investment Grade Bond Fund	$10,249,575,013	N/A	1,467,075,510
Retail Class	$10,045,986,522	$6.99	1,437,932,545
Class A	$86,935,369	$6.98	12,450,650
Class T	$56,983,245	$6.99	8,157,503
Class B	$9,575,571	$6.99	1,369,987
Class C	$14,152,757	$6.99	2,024,665
Institutional Class	$35,941,549	$6.99	5,140,160
Fidelity Advisor Investment Grade Bond Fund Pro Forma Combined Fund	$10,294,101,314	N/A	1,473,454,636
Retail Class	$10,045,986,522	$6.99	1,437,932,545
Class A	$131,461,670	$6.98	18,829,776
Class T	$56,983,245	$6.99	8,157,503
Class B	$9,575,571	$6.99	1,369,987
Class C	$14,152,757	$6.99	2,024,665
Institutional Class	$35,941,549	$6.99	5,140,160

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Capital One U.S. Government Income Fund	$78,798,170	$9.98	7,895,795
Fidelity Advisor Government Income Fund	$8,804,335,655	N/A	849,073,840
Retail Class	$7,601,799,712	$10.37	733,218,606
Class A	$229,727,985	$10.38	22,130,869
Class T	$230,817,827	$10.38	22,237,189
Class B	$43,156,444	$10.38	4,157,454
Class C	$71,680,122	$10.38	6,905,285
Institutional Class	$627,153,565	$10.38	60,424,437
Fidelity Advisor Government Income Fund Pro Forma Combined Fund	$8,883,133,825	N/A	856,665,186
Retail Class	$7,601,799,712	$10.37	733,218,606
Class A	$308,526,155	$10.38	29,722,215
Class T	$230,817,827	$10.38	22,237,189
Class B	$43,156,444	$10.38	4,157,454
Class C	$71,680,122	$10.38	6,905,285
Institutional Class	$627,153,565	$10.38	60,424,437

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Capital One Cash Reserve Fund	$182,833,676	N/A	182,949,887
Class A	$182,416,390	$1.00	182,532,335
Class B	$417,286	$1.00	417,552
Fidelity Institutional Money Market Fund – Prime Money Market Portfolio	$20,889,395,675	N/A	20,887,734,502
Class I	$6,815,855,232	$1.00	6,814,998,714
Class II	$1,366,760,254	$1.00	1,366,538,829
Class III	$3,108,169,853	$1.00	3,108,447,141
Class IV	$74,701,117	$1.00	74,695,358
Select Class	$629,769,755	$1.00	629,714,607
Institutional Class	$8,894,139,464	$1.00	8,893,339,853
Fidelity Institutional Money Market Fund – Prime Money Market Portfolio Pro Forma Combined Fund	$21,072,229,351	N/A	21,070,568,178
Class I	$6,815,855,232	$1.00	6,814,998,714
Class II	$1,366,760,254	$1.00	1,366,538,829
Class III	$3,291,003,529	$1.00	3,291,280,817
Class IV	$74,701,117	$1.00	74,695,358
Select Class	$629,769,755	$1.00	629,714,607
Institutional Class	$8,894,139,464	$1.00	8,893,339,853

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Capital One U.S. Treasury Money Market Fund	$90,998,643	$1.00	91,026,244
Fidelity Institutional Money Market Fund – Treasury Portfolio	$22,365,807,143	N/A	22,364,250,147
Class I	$15,344,490,457	$1.00	15,342,492,435
Class II	$289,356,845	$1.00	289,224,532
Class III	$5,812,750,045	$1.00	5,813,355,967
Class IV	$444,788,219	$1.00	444,764,252
Select Class	$474,421,577	$1.00	474,412,961
Fidelity Institutional Money Market Fund – Treasury Portfolio Pro Forma Combined Fund	$22,456,805,786	N/A	22,455,248,790
Class I	$15,344,490,457	$1.00	15,342,492,435
Class II	$289,356,845	$1.00	289,224,532
Class III	$5,903,748,688	$1.00	5,904,354,610
Class IV	$444,788,219	$1.00	444,764,252
Select Class	$474,421,577	$1.00	474,412,961

The table above assumes that the Reorganizations occurred on May 31, 2008. The table is for informational purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of an Acquired Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after that date.

The Board of Trustees of the Trust recommends that shareholders approve the proposed Reorganizations.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Acquired Funds

COAM, a Louisiana limited liability company, is each Acquired Fund’s investment adviser. The principal business address of COAM is 313 Carondelet Street, New Orleans, Louisiana 70130.

As the manager, COAM has overall responsibility for directing the Acquired Funds’ investments.

Portfolio Managers

Martin C. Sirera has been portfolio manager of Capital One Mid Cap Equity Fund since September 2003 and co-portfolio manager of Capital One Capital Appreciation Fund since August 2007, which he has managed since September 2003. He joined Capital One, N.A. in 1996 and is currently a Vice President of and Senior Equity Portfolio Manager for COAM. His responsibilities include managing the Funds’ portfolios, leading and setting equity investment policy, and managing other portfolios for COAM clients. Previously, Mr. Sirera was a portfolio manager for a major Southeastern financial institution from October 1995 through March 1996. Before that, he was a portfolio manager for a major Louisiana-based bank from January 1993 through September 1995. He has served as President of the Financial Analysts of New Orleans (“FANO”) and as a grader for Chartered Financial Analyst exams, and is currently a member of FANO and CFA Institute. Mr. Sirera is a Chartered Financial Analyst and received his B.S. degree in Finance from the University of New Orleans.

Maurice D. Olson, CFA, CFP, has been co-portfolio manager of Capital One Capital Appreciation Fund since August 2007. Mr. Olson joined Capital One, N.A. in February 2004 and is currently Vice President and Portfolio Manager for COAM. His responsibilities include monitoring and managing the Funds’ portfolio, and managing other portfolios for COAM clients. Mr. Olson has been professionally involved in investment management for more than 17 years. Previously, Mr. Olson was a portfolio manager for Bank of America’s Private Client Group (2001-2004) and National City’s Private Client Group. Before that, he was a portfolio manager and department manager for H.D. Vest Advisory Services, and has worked as a financial consultant with Merrill Lynch. Mr. Olson has acted as liaison with experts in Modern Portfolio Theory, and has conducted interviews and contributed to publications. He is a member of the CFA Institute and Financial Analyst society. Mr. Olson is a Chartered Financial Analyst and a Certified Financial Planner. Mr. Olson received his B.S. degree in Economics from the University of Louisiana at Lafayette and M.B.A. from the University of New Orleans.

COAM manages Capital One Total Return Bond Fund and Capital One U.S. Government Income Fund by an investment team approach. The team consists of Paul Teten, Dina Mabasa, Craig Kercho and Gilbert Braunig, who together comprise the COAM Fixed Income Strategy Group. The team evaluates and recommends risk management strategies and other tactical aspects of portfolio management, including sector weightings and average duration positioning. The team also provides credit analysis support for corporate fixed income investments.

The members of the team may alternate from time to time in serving in the role as the lead portfolio manager for specific Funds. Currently, Mr. Kercho serves as the lead portfolio manager for Capital One Total Return Bond Fund, and Ms. Mabasa serves as the lead portfolio manager for Capital One U.S. Government Income Fund. The other members of the team serve as back-up portfolio managers for the Funds.

Paul Teten has been with COAM since April 2004, and is currently a Vice President and Chief Fixed Income Strategist. Mr. Teten currently oversees investment portfolios for both institutional and individual clients. Mr. Teten has more than 25 years of investment management experience. Previously, Mr. Teten served as senior investment strategist and founding partner of Criterion Investment Management in Houston (1976-1993). He also gained extensive experience in investment management while serving as senior portfolio manager for Bank of America’s Private Bank in Houston (1999-2003). Mr. Teten is a Chartered Financial Analyst and received his B.B.A. and M.B.A from the University of Texas at Austin.

Dina Mabasa has been with COAM since February 2006, and is currently a Vice President and Portfolio Manager. Ms. Mabasa currently oversees investment portfolios for both institutional and individual clients. Ms. Mabasa has been in the investment management business for more than 20 years. She was previously employed as a portfolio manager for WestLB Asset Management (US) LLC from 2000 to 2006. Prior to that, she worked as a Fixed Income Trader for Beutel Goodman Capital Management from 1998 to 2000. Ms. Mabasa received her B.B.A. from the University of Houston.

Craig Kercho has been with COAM since November 2006, and is currently a Vice President and Portfolio Manager. Mr. Kercho’s primary responsibilities include management of fixed income investment portfolios for institutional clients. Mr. Kercho has been professionally involved in investment management, trading, underwriting and strategy development for more than 25 years. Prior experience includes investment management for Amegy Bank of Texas (2001-2006) and other regional financial institutions. Mr. Kercho is a Chartered Financial Analyst and received his B.B.A. degree from the University of Texas at Austin.

COAM manages Capital U.S. Government Income Fund by an investment team approach, with the team consisting of Dina Mabasa, Paul Teten, and Craig Kercho. Ms. Mabasa is the primary portfolio manager for the Fund and Mr. Teten and Mr. Kercho serve as back-up portfolio managers for the Funds.

Gilbert Braunig has been with COAM since January 2004, and is currently an Assistant Vice President and Fixed Income Analyst for COAM. He is responsible for credit research and support of COAM’s fixed income team. Previously, Mr. Braunig worked for State Street Bank and Trust in a number of positions from January 2000 to July 2003, most recently as a Product Development Officer. Mr. Braunig is a Chartered Financial Analyst and received his B.S. degree in Business Administration from Babson College.

COAM manages Capital One Cash Reserve Fund and Capital One U.S. Treasury Money Market Fund by an investment team approach. The team consists of Paul Teten and Dina Mabasa. Currently, Ms. Mabasa serves as the lead portfolio manager for the Funds.

For information about the compensation of, any other accounts managed by, and any Acquired Fund shares held by each Acquired Fund’s portfolio managers, please refer to the “Investment Adviser” section of the Acquired Funds’ Statement of Additional Information, which is incorporated herein by reference.

Investment Advisory Contract

The Capital One Trust, on behalf of each Acquired Fund, has entered into an investment advisory contract with COAM, pursuant to which COAM furnishes investment advisory and other services.

COAM receives a monthly investment advisory fee at annual rates equal to percentages of the relevant Acquired Fund’s average net assets, as follows:

•	Capital One Capital Appreciation Fund – 0.75%

•	Capital One Mid Cap Equity Fund – 0.75%

•	Capital One Total Return Bond Fund – 0.50%

•	Capital One U.S. Government Income Fund – 0.45%

•	Capital One Cash Reserve Fund – 0.40%

•	Capital One U.S. Treasury Money Market Fund – 0.40%

COAM may voluntarily choose to waive a portion of its fee or reimburse a Fund for certain operating costs. For the fiscal year ended August 31, 2007, the Funds paid COAM the following advisory fees, net of any waivers, as a percentage of each Fund’s average daily net assets:

•	Capital One Capital Appreciation Fund – 0.75%

•	Capital One Mid Cap Equity Fund – 0.75%

•	Capital One Total Return Bond Fund – 0.18%

•	Capital One U.S. Government Income Fund – 0.21%

•	Capital One Cash Reserve Fund – 0.15%

•	Capital One U.S. Treasury Money Market Fund – 0.30%

For more information about each of the Acquired Funds’ management, please refer to the “Who Manages the Funds?” section of the Acquired Funds’ Prospectus, which is incorporated herein by reference, and to the “Investment Adviser” section of the Acquired Funds’ Statement of Additional Information, which is incorporated herein by reference. A discussion regarding the basis for the Acquired Funds’ Board of Trustee’s approval of the investment advisory contract with COAM appears in the Funds’ Semi-Annual report to shareholders for the period ended February 29, 2008.

Management of the Acquiring Funds

FMR, a Massachusetts corporation, is each Acquiring Fund’s investment adviser and administrator. The principal business address of FMR is 82 Devonshire Street, Boston, Massachusetts 02109.

As the manager, FMR has overall responsibility for directing the Acquiring Funds’ investments and handling their business affairs. As of December 31, 2007, FMR had approximately $1.8 billion in discretionary assets under management.

Fidelity Investments Money Management, Inc. (“FIMM”), located at One Spartan Way, Merrimack, New Hampshire 03054, is a subadviser to each of Fidelity Advisor Investment Grade Bond Fund, Fidelity Advisor Government Income Fund, Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio.

FMR Co., Inc. (“FMRC”), located at 82 Devonshire Street, Boston, Massachusetts 02109; and Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”), located at 25 Lovat Lane, London, EC3R 8LL, England are subadvisers to Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund.

Fidelity International Investment Advisors (“FIIA”), located at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda; Fidelity International Investment Advisors (U.K.) Limited (“FIIA(U.K.)L”), located at 25 Cannon Street, London, England EC4M 5TA; and Fidelity Research & Analysis Company (“FRAC”), located at 82 Devonshire Street, Boston, Massachusetts 02109 are subadvisers to each of the Acquiring Funds.

Fidelity Investments Japan Limited (“FIJ”), located at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan is a subadviser to each of Fidelity Advisor Growth & Income Fund, Fidelity Advisor Mid Cap II Fund and Fidelity Advisor Investment Grade Bond Fund.

Portfolio Managers

James C. Catudal is manager of Fidelity Advisor Growth & Income Fund, which he has managed since October 2005. He also managed other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and manager.

Tom Allen is manager of Fidelity Advisor Mid Cap II Fund, which he has managed since August 2004. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

Jeff Moore is manager of Fidelity Advisor Investment Grade Bond Fund, which he has managed since December 2004. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

Dr. William Irving is Vice President and Manager of the Fidelity Advisor Government Income Fund, which he has managed since January 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Dr. Irving has worked as a quantitative analyst and portfolio manager.

Kim Miller is manager of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio, which he has managed since September 2003. Mr. Miller joined Fidelity Investments in 1991, and currently manages a number of Fidelity money market funds.

Timothy Huyck is manager of Fidelity Institutional Money Market Fund – Treasury Portfolio, which he has managed since April 2002. Mr. Huyck joined Fidelity Investments in 1990, and currently manages a number of Fidelity money market funds.

For information about the compensation of, any other accounts managed by, and any Acquiring Fund shares held by each Acquiring Fund’s and the portfolio manager (except with respect to the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and the Fidelity Institutional Money Market Fund – Treasury Portfolio), please refer to the “Management Contracts” section of each Acquiring Funds’ Statement of Additional Information, which are incorporated by reference into the Statement of Additional Information to this Proxy Statement.

Management Contracts

Each Acquiring Fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Each of Fidelity Advisor Growth & Income Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund pays FMR a management fee calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR, and it drops as FMR’s total assets under management increase.

Fidelity Advisor Growth & Income Fund’s group fee rate cannot rise above 0.52%. As of May 31, 2008, the group fee rate was 0.26% while the individual fund rate was 0.20%, making Fidelity Advisor Growth & Income Fund’s total management fee 0.46% of its average net assets. The Fund’s total management fee for the fiscal year ended November 30, 2007 was 0.46%.

Fidelity Advisor Mid Cap II Fund’s group fee rate cannot rise above 0.52%. As of May 31, 2008, the group fee rate was 0.26% while the individual fund rate was 0.30%, making Fidelity Advisor Mid Cap II Fund’s total management fee 0.56% of its average net assets. The Fund’s total management fee for the fiscal year ended December 31, 2007 was 0.56%.

Fidelity Advisor Investment Grade Bond Fund’s group fee rate cannot rise above 0.37%. As of May 31, 2008, the group fee rate was 0.11% while the individual fund rate was 0.20%, making Fidelity Advisor Investment Grade Bond Fund’s total management fee 0.31% of its average net assets. The Fund’s total management fee for the fiscal year ended August 31, 2007 was 0.32%.

Fidelity Advisor Government Income Fund’s group fee rate cannot rise above 0.37%. As of May 31, 2008, the group fee rate was 0.11% while the individual fund rate was 0.20%, making Fidelity Advisor Government Income Fund’s total management fee 0.31% of its average net assets. The Fund’s total management fee for the fiscal year ended July 31, 2007 was 0.32%.

Each of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio pays a management fee to FMR. The management fee is calculated and paid to FMR every month. Each Fund’s annual management fee rate is 0.14% of its average net assets. Prior to December 1, 2007, each Fund’s annual management fee rate was 0.20% of its average net assets. The total management fee for Fidelity Institutional Money Market Fund – Prime Money Market Portfolio for the fiscal year ended March 31, 2008 was 0.18%, while the total management fee for Fidelity Institutional Money Market Fund – Treasury Portfolio for the same period was 0.17%

If the Reorganizations are approved, the resulting combined Funds will retain the Acquiring Funds’ management fee structure.

For more information about each of the Acquiring Funds’ management, please refer to the “Fund Management” section of the Acquiring Funds’ Prospectuses. In addition, please refer to the “Control of Investment Advisers” and “Management Contract” sections of the Acquiring Funds’ Statements of Additional Information which are incorporated by reference into the Statement of Additional Information to this Proxy Statement. The basis for the Acquiring Funds’ Board of Trustees approving the management contract and sub-advisory agreements for: (i) the Fidelity Advisor Growth & Income Fund is available in the Fund’s annual report for the fiscal period ended November 30, 2007; (ii) the Fidelity Advisor Mid Cap II Fund is available in the Fund’s annual report for the fiscal period ended December 31, 2007; (iii) Fidelity Advisor Investment Grade Bond Fund is available in the Fund’s annual report for the fiscal period ended August 31, 2007 (iv) the Fidelity Advisor Government Income Fund is available in the Fund’s annual report for the fiscal period ended July 31, 2007; (v) the Fidelity Institutional Money Market Fund – Prime Money Market Portfolio is available in the Fund’s annual report for the fiscal period ended March 31, 2008; and (vi) the Fidelity Institutional Money Market Fund – Treasury Portfolio is available in the Fund’s annual report for the fiscal period ended March 31, 2008.

Distribution of Acquired Fund Shares

Foreside, an Ohio limited partnership, is each Acquired Fund’s principal underwriter and distribution agent. The principal business address of Foreside is 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.

The Acquired Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, which allows each Acquired Fund to pay fees for marketing and administrative services to Foreside and investment professionals for the sale, distribution, administration and customer servicing of an Acquired Fund’s shares.

Foreside may be paid a fee in an amount computed at an annual rate of up to 0.25% for Class A shares of the Capital One Capital Appreciation Fund, Capital One Mid Cap Equity Fund and Capital One Cash Reserve Fund, up to 0.25% for shares of the Capital One Total Return Bond Fund, Capital One U.S. Government Income Fund and the Capital One U.S. Treasury Money Market Fund and up to 0.75% for Class B shares of the Capital One Capital Appreciation Fund, Capital One Mid Cap Equity Fund and Capital One Cash Reserve Fund of the average daily net assets of each class of shares to finance any activity which is principally intended to result in the sale of shares subject to the distribution plan.

Capital One Capital Appreciation Fund, Capital One Mid Cap Equity Fund and Capital One Cash Reserve Fund may pay Foreside or other intermediaries for providing shareholder services and maintaining shareholder accounts up to 0.25% of the average daily net assets of the Class B shares. Foreside may select others to perform these services for their customers and may pay them fees.

For more information about the Acquired Funds’ distribution, please refer to the “How are the Funds Sold?” section of the Acquired Funds’ Prospectus, which is incorporated herein by reference, and to the “Rule 12b-1 Plan” and “Shareholder Services – Class B Shares” sections of the Acquired Funds’ Statement of Additional Information, which is incorporated herein by reference.

Distribution of Acquiring Fund Shares

Fidelity Distributors Corporation (“FDC”), a Massachusetts corporation, is each Acquiring Fund’s principal underwriter and distribution agent. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

Class A of each of Fidelity Advisor Growth & Income Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund, and Class III of each of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio have adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act.

Class A of each of Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund is authorized to pay FDC a monthly 12b-1 fee (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each of Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees of the Acquiring Funds may determine from time to time. Currently, the Trustees of the Acquiring Funds have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests to do so on behalf of Class A shareholders of each of Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund.

Class A of each of Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund is authorized to pay FDC a monthly 12b-1 fee (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each of Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund may pay this 12b-1 (distribution) fee at an annual rate of 0.15% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees of the Acquiring Funds have not approved such payments. The Trustees of the Acquiring Funds may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.15% of Class A’s average net assets when the Trustees believe that it is in the best interests to do so on behalf of Class A shareholders of each of Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund.

In addition, pursuant to the Class A plan of each of Fidelity Advisor Growth & Income Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Investment Grade Bond Fund and Fidelity Advisor Government Income Fund, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services to each fund.

Except as provided below, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder’s fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Pursuant to the Class III plan of each of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio, Class III pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class III’s average net assets throughout the month for providing shareholder support services to each fund.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

In addition to the above payments, both the Class A plan and the Class III plan specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A shares, Class III shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each of the Acquiring Funds has authorized such payments for Class A and Class III.

If the Reorganizations are approved, the resulting combined Funds will retain the Distribution and Service Plans for the Acquiring Funds.

For more information about the Acquiring Funds’ distribution, please refer to the “Fund Distribution” section of the Acquiring Funds’ Prospectuses. In addition, please refer to the “Distribution Services” section of the Acquiring Funds’ Statements of Additional Information which are incorporated by reference into the Statement of Additional Information to this Proxy Statement.

Financial Highlights of the Acquired Funds

The Acquired Funds’ financial highlights audited by Ernst & Young LLP have been incorporated by reference in reliance on their reports given on their authority as experts in accounting and auditing.

Financial Highlights of the Acquiring Funds

Fidelity Advisor Growth & Income Fund – Class A

The financial highlights table is intended to help you understand Fidelity Advisor Growth & Income Fund – Class A’s financial history for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class A shares (assuming reinvestment of all dividends and distributions).

The financial highlights have been audited (except for the six months ended May 31, 2008) by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Financial Highlights – Class A

	Six months ended May 31, 2008 (Unaudited)		Years ended November 30,
			2007	2006	2005	2004		2003
Selected Per-Share Data
Net asset value, beginning of period	$21.84		$19.98	$17.94	$16.41	$15.42		$13.83

Income from Investment Operations Net investment income (loss)E	.07		.10	.09	.10	.15	H	.08
Net realized and unrealized gain (loss)	(1.01)		2.28	2.03	1.60	.91		1.60

Total from investment operations	(.94)		2.38	2.12	1.70	1.06		1.68

Distributions from net investment income	(.09)		(.07)	(.08)	(.17)	(.07)		(.09)
Distributions from net realized gain	(1.10)		(.45)	—	—	—		—

Total distributions	(1.18	)J	(.52)	(.08)	(.17)	(.07)		(.09)

Net asset value, end of period	(19.72)		$21.84	$19.98	$17.94	$16.41		$15.42

Total Return B,C,D	(4.49%)		12.21%	11.83%	10.45%	6.86%		12.25%

Ratios to Average Net Assets F,I
Expenses before reductions	1.05	%A	1.04%	1.07%	1.10%	1.10%		1.09%
Expenses net of fee waivers, if any	1.05	%A	1.04%	1.07%	1.10%	1.10%		1.09%
Expenses net of all reductions	1.05	%A	1.04%	1.06%	1.05%	1.09%		1.08%
Net investment income (loss)	.74	%A	.47%	.49%	.59%	.92%		.57%
Supplemental Data
Net assets, end of period (in millions)	$301		$309	$256	$182	$160		$144
Portfolio turnover rateG	113	%A	88%	109%	187%	25%		21%

A	Annualized.
B	Total returns for periods of less than one year are not annualized.
C	Total returns would have been lower had certain expenses not been reduced during the periods shown.
D	Total returns do not include the effect of the sales charges.
E	Calculated based on average shares outstanding during the period.
F

Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	Investment income per share reflects a special dividend which amounted to $.06 per share.
I

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J	Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

Fidelity Advisor Mid Cap II Fund – Class A

The financial highlights table is intended to help you understand Fidelity Advisor Mid Cap II Fund – Class A’s financial history for the period of the class’s operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class A shares (assuming reinvestment of all dividends and distributions).

The financial highlights have been audited (except for the six months ended June 30, 2008) by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Financial Highlights – Class A

	Six months ended June 30, 2008		Years ended December 31,
	(Unaudited)		2007	2006	2005		2004I
Selected Per-Share Data
Net asset value, beginning of period	$17.05		$16.17	$14.61	$12.52		$10.00

Income from Investment Operations
Net investment income (loss)E	—	K	.02	.01	.01	H	(.02)
Net realized and unrealized gain (loss)	(1.19)		2.40	1.72	2.14		2.54

Total from investment operations	(1.19)		2.42	1.73	2.15		2.52

Distributions from net realized gain	(.08)		(1.54)	(.17)	(.06)		—

Net asset value, end of period	$15.78		$17.05	$16.17	$14.61		$12.52

Total ReturnB,C,D	(7.00)%		15.02%	11.83%	17.21%		25.20%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.16	%A	1.14%	1.22%	1.32%		1.79	%A
Expenses net of fee waivers, if any	1.16	%A	1.14%	1.22%	1.25%		1.30	%A
Expenses net of all reductions	1.15	%A	1.13%	1.20%	1.18%		1.26	%A
Net investment income (loss)	.02	%A	.12%	.07%	.04	%H	(.53	)%A
Supplemental Data
Net assets, end of period (000 omitted)	$738,631		$722,244	$443,523	$189,864		$34,438
Portfolio turnover rateG	142	%A	111%	151%	111%		40	%A

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns would have been lower had certain expenses not been reduced during the periods shown.
D	Total returns do not include the effect of the sales charges.
E	Calculated based on average shares outstanding during the period.
F

Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H

Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

I	For the period August 12, 2004 (commencement of operations) to December 31, 2004.
J

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K	Amount represents less than $.01 per share.

Fidelity Advisor Investment Grade Bond Fund – Class A

The financial highlights table is intended to help you understand Fidelity Advisor Investment Grade Bond Fund – Class A’s financial history for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class A shares (assuming reinvestment of all dividends and distributions).

The financial highlights have been audited (except for the six months ended February 29, 2008) by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Financial Highlights – Class A

	Six months ended February 29, 2008 (Unaudited)		Years ended August 31,
			2007		2006H		2006L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$7.18		$7.35		$7.24		$7.50	$7.47	$7.70	$7.48

Income from Investment Operations
Net investment incomeE	.167		.353		.118		.298	.237	.224	.186
Net realized and unrealized gain (loss)	(.006	)N	(.161)		.092		(.206)	.131	(.095)	.326

Total from investment operations	.161		.192		.210		.092	.368	.129	.512

Distributions from net investment income	(.164)		(.352)		(.100)		(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.007)		(.010)		—		(.070)	(.100)	(.130)	(.120)

Total distributions	(.171)		(.362)		(.100)		(.352)	(.338)	(.359)	(.292)

Net asset value, end of period	$7.17		$7.18		$7.35		$7.24	$7.50	$7.47	$7.70

Total Return B,C,D	2.26%		2.61%		2.92%		1.23%	5.03%	1.68%	6.98%
Ratios to Average Net Assets F, J
Expenses before reductions	.80	%A	.75%		.71	%A	.71%	.83%	.83%	.79	%A
Expenses net of fee waivers, if any	.80	%A	.75%		.71	%A	.71%	.83%	.83%	.79	%A
Expenses net of all reductions	.80	%A	.74%		.71	%A	.71%	.83%	.83%	.79	%A
Net investment income	4.66	%A	4.83%		4.86	%A	4.04%	3.17%	2.96%	3.73	%A
Supplemental Data
Net assets, end of period (in millions)	$89		$79		$46		$37	$31	$22	$8
Portfolio turnover rateG	265	%A	181	%M	206	%A, K	145%	227%	238%	276%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns would have been lower had certain expenses not been reduced during the periods shown.
D	Total returns do not include the effect of the sales charges.
E	Calculated based on average shares outstanding during the period.
F

Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.
I	For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
J

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K	The portfolio turnover rate does not include the assets acquired in the merger.
L	For the period ended April 30.
M	Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.
N

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Fidelity Advisor Government Income Fund – Class A

The financial highlights table is intended to help you understand Fidelity Advisor Government Income Fund – Class A’s financial history for the period of the class’s operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class A shares (assuming reinvestment of all dividends and distributions).

The financial highlights have been audited (except for the six months ended January 31, 2008) by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Financial Highlights – Class A

	Six months ended January 31, 2008 (Unaudited)		Year ended July 31, 2007F
Selected Per-Share Data
Net asset value, beginning of period	$10.01		$9.98

Income from Investment Operations
Net investment incomeE	.215		.311
Net realized and unrealized gain (loss)	.578		.033

Total from investment operations	.793		.344

Distributions from net investment income	(.213)		(.314)

Net asset value, end of period	$10.59		$10.01

Total ReturnB,C,D	8.00%		3.49%
Ratios to Average Net AssetsG
Expenses before reductions	.81	%A	.78	%A
Expenses net of fee waivers, if any	.81	%A	.78	%A
Expenses net of all reductions	.80	%A	.77	%A
Net investment income	4.18	%A	4.08	%A
Supplemental Data
Net assets, end of period (in millions)	$209		$145
Portfolio turnover rate	283	%A	164	%H

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns would have been lower had certain expenses not been reduced during the periods shown.
D	Total returns do not include the effect of the sales charges.
E	Calculated based on average shares outstanding during the period.
F	For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.
G

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H	The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Institutional Money Market Fund – Prime Money Market Portfolio – Class III

The financial highlights table is intended to help you understand Fidelity Institutional Money Market Fund – Prime Money Market Portfolio – Class III’s financial history for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class A shares (assuming reinvestment of all dividends and distributions).

The financial highlights have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Financial Highlights – Class III

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net investment income	.046	.048	.034	.014	.007
Distributions from net investment income	(.046)	(.048)	(.034)	(.014)	(.007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total ReturnA	4.70%	4.96%	3.41%	1.36%	.74%
Ratios to Average Net AssetsB
Expenses before reductions	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	4.60%	4.84%	3.45%	1.43%	.74%
Supplemental Data
Net assets, end of period (in millions)	$2,911	$3,053	$2,549	$1,123	$898

A	Total returns would have been lower had certain expenses not been reduced during the periods shown.
B

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Fidelity Institutional Money Market Fund – Treasury Portfolio – Class III

The financial highlights table is intended to help you understand Fidelity Institutional Money Market Fund – Treasury Portfolio – Class III’s financial history for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class A shares (assuming reinvestment of all dividends and distributions).

The financial highlights have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Financial Highlights – Class III

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net investment income	.039	.047	.032	.012	.007
Distributions from net investment income	(.039)	(.047)	(.032)	(.012)	(.007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total ReturnA	3.94%	4.85%	3.29%	1.25%	.66%
Ratios to Average Net AssetsB
Expenses before reductions	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	3.74%	4.76%	3.26%	1.23%	.65%
Supplemental Data
Net assets, end of period (in millions)	$5,329	$3,663	$3,299	$3,439	$4,132

A	Total returns would have been lower had certain expenses not been reduced during the periods shown.
B

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees of the Capital One Trust to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about September 7, 2008. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile or electronic means, or by personal interview by representatives of the Capital One Trust or COAM. In addition, Broadridge may be paid to solicit shareholders by telephone on behalf of the Acquired Funds at an anticipated cost to COAM of approximately $14,000. The Acquired Funds may also arrange to have votes recorded by telephone.

If an Acquired Fund records votes by telephone or through the Internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the Internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

COAM and FMR have agreed to pay certain expenses incurred in connection with the Reorganizations, including any costs directly associated with preparing, filing, printing, and distribution to the shareholders of each of the Capital One Funds of all materials relating to this Proxy Statement and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations. However, both the Acquired Funds and the Acquiring Funds may incur certain miscellaneous fees and expenses associated with the Reorganizations such as brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganizations.

Only one copy of this Proxy Statement may be mailed to households, even if more than one person in a household is an Acquired Fund shareholder of record. If you need additional copies of this Proxy Statement, please contact COAM at 1-800-999-0426. If you do not want the mailing of this Proxy Statement to be combined with those for other members of your household or do not want to receive multiple copies of future proxy statements, call COAM at 1-800-999-0426.

Record Date; Quorum; and Method of Tabulation

Shareholders of record of each Acquired Fund at the close of business on August 11, 2008 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, such shareholder owns of an Acquired Fund on the record date.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the Capital One Trust, by the execution of a later-dated proxy card, by the Capital One Trust’s receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card.

With respect to Acquired Fund shares held in individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If IRA shareholders do not vote their shares, the IRA custodian will vote their shares for them, in the same proportion as other IRA shareholders have voted.

In order to hold the Meeting, a “quorum” of shareholders must be present. Holders of more than fifty percent of the total number of outstanding shares of an Acquired Fund entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposals made. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve a proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a plurality of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST the item, in which case such shares will be voted AGAINST the proposed adjournment with respect to that item. A shareholder vote may be taken on any item in this Proxy Statement prior to such adjournment if sufficient votes have been received and it is otherwise appropriate.

Required Vote

Approval of each Reorganization requires the affirmative vote of a majority of the outstanding voting securities of each Acquired Fund. The vote of a majority of the outstanding voting securities means the affirmative vote of more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST the proposal.

Share Ownership of the Acquired Funds

As of May 31, 2008, shares of each class of the Acquired Funds issued and outstanding were as follows:

Number of Shares
Capital One Capital Appreciation Fund: Class A	8,891,016
Capital One Capital Appreciation Fund: Class B	224,679

Capital One Mid Cap Equity Fund: Class A	6,147,989
Capital One Mid Cap Equity Fund: Class B	131,250

Capital One Total Return Bond Fund	4,711,929

Capital One U.S. Government Income Fund	7,895,795

Capital One Cash Reserve Fund: Class A	182,532,335
Capital One Cash Reserve Fund: Class B	417,552

Capital One U.S. Treasury Money Market Fund	91,026,244

As of May 31, 2008, COAM (or its affiliates) held approximately 85.8% of Capital One Capital Appreciation Fund’s total outstanding shares, approximately 91.3% of Capital One Mid Cap Equity Fund’s total outstanding shares, approximately 98.0% of Capital One Total Return Bond Fund’s total outstanding shares, approximately 95.4% of Capital One U.S. Government Income Fund’s total outstanding shares, approximately 54.2% of Capital One Cash Reserve Fund’s total outstanding shares, and approximately 22.0% of Capital One U.S. Treasury Money Market Fund’s total outstanding shares.

As of May 31, 2008, the Trustees and officers of the Acquired Funds owned, in the aggregate, less than 1% of each Acquired Fund’s total outstanding shares.

As of May 31, 2008, the following owned of record and/or beneficially 5% or more an Acquired Fund’s outstanding shares:

Fund/Class Name	Owner Name	City	State	Ownership%
Capital One Capital Appreciation Fund: Class A	HIBILA Marshall Ilsley Trust Co.	Milwaukee	WI	43.22%
Capital One Capital Appreciation Fund: Class A	HIBSPEC Marshall Ilsley Trust Co.	Milwaukee	WI	21.01%
Capital One Capital Appreciation Fund: Class A	HIBFUND Marshall Ilsley Trust Co.	Milwaukee	WI	19.39%
Capital One Capital Appreciation Fund: Class A	Pershing LLC	Jersey City	NJ	7.99%
Capital One Capital Appreciation Fund: Class B	Pershing LLC	Jersey City	NJ	98.98%
Capital One Cash Reserve Fund: Class A	HIBSPEC Marshall Ilsley Trust Co.	Milwaukee	WI	68.70%
Capital One Cash Reserve Fund: Class A	Pershing LLC	Jersey City	NJ	26.70%
Capital One Cash Reserve Fund: Class B	Pershing LLC	Jersey City	NJ	25.58%
Capital One Cash Reserve Fund: Class B	Office Products Aaron R. Courville	Baton Rouge	LA	24.80%
Capital One Cash Reserve Fund: Class B	Bridget S.Courville	Baton Rouge	LA	14.72%
Capital One Cash Reserve Fund: Class B	Office Products Raymond Earl Haddad	Walker	LA	14.04%
Capital One Cash Reserve Fund: Class B	Premier Office Products Jose Humberto De La Cruz	Baton Rouge	LA	8.77%
Capital One Cash Reserve Fund: Class B	Office Products Jeffrey A. Rushing	Prairieville	LA	8.38%
Capital One Mid Cap Equity Fund: Class A	HIBSPEC Marshall Ilsley Trust Co.	Milwaukee	WI	43.58%
Capital One Mid Cap Equity Fund: Class A	HIBFUND Marshall Ilsley Trust Co.	Milwaukee	WI	24.46%
Capital One Mid Cap Equity Fund: Class A	HIBILA Marshall Ilsley Trust Co.	Milwaukee	WI	21.93%
Capital One Mid Cap Equity Fund: Class B	Pershing LLC	Jersey City	NJ	98.07%
Capital One Total Return Bond Fund: Class A	HIBSPEC Marshall Ilsley Trust Co.	Milwaukee	WI	51.90%
Capital One Total Return Bond Fund: Class A	HIBFUND Marshall Ilsley Trust Co.	Milwaukee	WI	26.37%
Capital One Total Return Bond Fund: Class A	HIBILA Marshall Ilsley Trust Co.	Milwaukee	WI	11.95%
Capital One Total Return Bond Fund: Class A	Kenneburt Co. Hibernia Funds Ergon Inc.	Birmingham	AL	7.61%
Capital One U.S. Government Income Fund: Class A	HIBSPEC Marshall Ilsley Trust Co.	Milwaukee	WI	52.42%
Capital One U.S. Government Income Fund: Class A	HIBILA Marshall Ilsley Trust Co.	Milwaukee	WI	30.75%
Capital One U.S. Government Income Fund: Class A	HIBFUND Marshall Ilsley Trust Co.	Milwaukee	WI	11.83%
Capital One U.S. Treasury Money Market Fund: Class A	HIBSPEC Marshall Ilsley Trust Co.	Milwaukee	WI	59.48%
Capital One U.S. Treasury Money Market Fund: Class A	Pershing LLC	Jersey City	NJ	37.66%

A shareholder owning of record or beneficially more than 25% of a fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.

As of May 31, 2008, COAM had discretionary investment authority over 89% of the assets of Capital One Capital Appreciation Fund, 94% of the assets of Capital One Mid Cap Equity Fund, 100% of the assets of Capital One Total Return Bond Fund, 97% of the assets of Capital One U.S. Government Income Fund, 58% of the assets of Capital One Cash Reserve Fund and 26% of the assets of Capital One U.S. Treasury Money Market Fund. Hereafter the assets in the Acquired Funds over which COAM has discretionary investment authority will be referred to as the “Discretionary Shares”. COAM has engaged ISS to review the proposed Reorganizations and to advise COAM on how to vote the Discretionary Shares. Accordingly COAM will vote the Discretionary Shares in accordance with ISS’s recommendation. Additionally, COAM may engage a third party fiduciary to advise it on whether the Separately Managed Account Candidates over which it retains discretionary authority should be redeemed from the Acquired Funds and transferred into separately managed accounts. If COAM determines pursuant to its fiduciary duties, and in consultation with the third party fiduciary, that some or all of the Separately Managed Account Candidates should be redeemed from the Acquired Funds and such redemption occurs after the record date, then those redeeming Separately Managed Account Candidates will still be included in the Discretionary Shares voted by COAM pursuant to ISS’s recommendation.

To the knowledge of the Capital One Trust and each Acquired Fund, no other shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each Acquired Fund on that date. It is not anticipated that any of the above shareholders will own of record and/or beneficially 5% or more of the outstanding shares of the resulting combined funds as a result of the Reorganizations.

Share Ownership of the Acquiring Funds

As of June 30, 2008, approximately 3.73% of Fidelity Institutional Money Market Fund – Treasury Portfolio’s total outstanding shares were held by an FMR affiliate. FMR LLC is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR LLC, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of June 30, 2008, with the exception of Mr. Johnson 3d’s deemed ownership of Fidelity Institutional Money Market Fund – Treasury Portfolio’s shares, the Trustees, Members of the Advisory Board, and officers of the Acquiring Funds owned, in the aggregate, less than 1% of each Acquiring Fund’s total outstanding shares.

As of June 30, 2008, the following owned of record and/or beneficially 5% or more of an Acquiring Fund’s outstanding shares:

Fund/Class Name	Owner Name	City	State	Ownership%
Fidelity Advisor Growth & Income Fund: Class A	Merrill Lynch	Jacksonville	FL	7.26%
Fidelity Advisor Growth & Income Fund: Class A	Citigroup, Inc.	New York	NY	6.09%
Fidelity Advisor Growth & Income Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	5.24%
Fidelity Advisor Growth & Income Fund: Class B	Ameriprise Financial Corporation	Minneapolis	MN	10.89%
Fidelity Advisor Growth & Income Fund: Class C	Merrill Lynch	Jacksonville	FL	13.72%
Fidelity Advisor Growth & Income Fund: Class C	Citigroup, Inc.	New York	NY	10.02%
Fidelity Advisor Growth & Income Fund: Class C	Wachovia/Prudential Financial Advisors, LLC	Charlotte	NC	6.49%
Fidelity Advisor Growth & Income Fund: Institutional Class	Fidelity Advisor Freedom 2020 Fund	Boston	MA	8.37%
Fidelity Advisor Growth & Income Fund: Institutional Class	Fidelity Advisor Freedom 2030 Fund	Boston	MA	7.47%
Fidelity Advisor Growth & Income Fund: Institutional Class	Fidelity Advisor Freedom 2040 Fund	Boston	MA	5.59%
Fidelity Advisor Growth & Income Fund: Institutional Class	Fidelity Advisor Freedom 2025 Fund	Boston	MA	5.28%
Fidelity Advisor Mid Cap II Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	37.65%
Fidelity Advisor Mid Cap II Fund: Class A	First Command Financial Planning Inc.	Fort Worth	TX	5.76%
Fidelity Advisor Mid Cap II Fund: Class B	Ameriprise Financial Corporation	Minneapolis	MN	21.06%
Fidelity Advisor Mid Cap II Fund: Class B	Wachovia/Prudential Financial Advisors, LLC	Charlotte	NC	12.69%
Fidelity Advisor Mid Cap II Fund: Class C	Merrill Lynch	Jacksonville	FL	9.53%
Fidelity Advisor Mid Cap II Fund: Class C	Ameriprise Financial Corporation	Lavista	NE	7.52%
Fidelity Advisor Mid Cap II Fund: Class C	Citigroup, Inc.	New York	NY	7.50%
Fidelity Advisor Mid Cap II Fund: Class C	Ameriprise Financial Corporation	Minneapolis	MN	6.85%
Fidelity Advisor Mid Cap II Fund: Class T	Ameriprise Financial Corporation	Minneapolis	MN	34.07%
Fidelity Advisor Mid Cap II Fund: Class T	Paychex Securities Corporation	West Henrietta	NY	11.63%
Fidelity Advisor Mid Cap II Fund: Institutional Class	First Command Bank	Fort Worth	TX	15.44%
Fidelity Advisor Mid Cap II Fund: Institutional Class	Northwestern Mutual	Milwaukee	WI	11.14%

Fidelity Advisor Investment Grade Bond Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	10.95%
Fidelity Advisor Investment Grade Bond Fund: Class A	Nationwide Financial	Columbus	OH	9.96%
Fidelity Advisor Investment Grade Bond Fund: Class A	Merrill Lynch	Jacksonville	FL	6.77%
Fidelity Advisor Investment Grade Bond Fund: Class A	Morgan Stanley & Co Inc.	Jersey City	NJ	6.21%
Fidelity Advisor Investment Grade Bond Fund: Class A	UBS AG	Jersey City	NJ	5.02%
Fidelity Advisor Investment Grade Bond Fund: Class B	Merrill Lynch	Jacksonville	FL	8.90%
Fidelity Advisor Investment Grade Bond Fund: Class B	Ameriprise Financial Corporation	Minneapolis	MN	8.39%
Fidelity Advisor Investment Grade Bond Fund: Class C	Merrill Lynch	Jacksonville	FL	22.40%
Fidelity Advisor Investment Grade Bond Fund: Class T	UBS AG	Jersey City	NJ	8.70%
Fidelity Advisor Investment Grade Bond Fund: Class T	Intercontinental Asset Mgmt. Group Ltd.	San Antonio	TX	6.21%
Fidelity Advisor Investment Grade Bond Fund: Class T	Citigroup, Inc.	New York	NY	6.11%
Fidelity Advisor Investment Grade Bond Fund: Class T	Ameriprise Financial Corporation	Minneapolis	MN	5.03%
Fidelity Advisor Investment Grade Bond Fund: Institutional Class	Great West	Englewood	CO	21.15%
Fidelity Advisor Investment Grade Bond Fund: Institutional Class	ABD Financial Services Inc.	Torrance	CA	11.42%
Fidelity Advisor Investment Grade Bond Fund: Institutional Class	Southwest Bancorp	Houston	TX	8.03%
Fidelity Advisor Investment Grade Bond Fund: Institutional Class	Merrill Lynch	Jacksonville	FL	6.34%
Fidelity Investment Grade Bond Fund *	Fidelity Freedom 2020 Fund	Boston	MA	12.89%
Fidelity Investment Grade Bond Fund *	Fidelity Freedom 2010 Fund	Boston	MA	12.30%
Fidelity Investment Grade Bond Fund *	Fidelity Freedom 2015 Fund	Boston	MA	5.16%

Fidelity Advisor Government Income Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	8.49%
Fidelity Advisor Government Income Fund: Class B	Ameriprise Financial Corporation	Minneapolis	MN	10.17%
Fidelity Advisor Government Income Fund: Class B	Merrill Lynch	Jacksonville	FL	6.64%
Fidelity Advisor Government Income Fund: Class C	Merrill Lynch	Jacksonville	FL	22.04%
Fidelity Advisor Government Income Fund: Class C	Mutual Service Corporation	West Palm Beach	FL	7.20%
Fidelity Advisor Government Income Fund: Class T	Paychex Securities Corporation	West Henrietta	NY	17.37%
Fidelity Government Income Fund *	Fidelity Freedom 2020 Fund	Boston	MA	14.00%
Fidelity Government Income Fund *	Fidelity Freedom 2010 Fund	Boston	MA	12.52%
Fidelity Government Income Fund *	Fidelity Freedom 2015 Fund	Boston	MA	7.44%
Fidelity Government Income Fund *	Fidelity Freedom 2025 Fund	Boston	MA	5.08%

Prime Money Market Portfolio: Class I	The Bank of New York Company, Inc.	New York	NY	23.71%
Prime Money Market Portfolio: Class I	BankAmerica Corp.	Charlotte	NC	10.09%
Prime Money Market Portfolio: Class I	Mizuho Securities, Inc.	Hoboken	NJ	8.58%
Prime Money Market Portfolio: Class I	US Bancorp, Inc.	Saint Paul	MN	7.24%
Prime Money Market Portfolio: Class I	JP Morgan Chase	Newark	DE	6.08%
Prime Money Market Portfolio: Class II	Harris Investors Direct, Inc.	Chicago	IL	39.42%
Prime Money Market Portfolio: Class II	BankAmerica Corp.	Charlotte	NC	13.02%
Prime Money Market Portfolio: Class II	US Bancorp, Inc.	Saint Paul	MN	11.33%
Prime Money Market Portfolio: Class II	Regions Financial Corporation	Birmingham	AL	7.11%
Prime Money Market Portfolio: Class II	UMB Financial	Kansas City	MO	7.02%
Prime Money Market Portfolio: Class III	The Bank of New York Company, Inc.	New York	NY	34.33%
Prime Money Market Portfolio: Class III	US Bancorp, Inc.	Saint Paul	MN	12.53%
Prime Money Market Portfolio: Class III	Sovereign Bank	Dorchester	MA	10.85%
Prime Money Market Portfolio: Class III	Citigroup, Inc.	New York	NY	9.87%
Prime Money Market Portfolio: Class III	UMB Financial	Kansas City	MO	7.04%
Prime Money Market Portfolio: Class III	BankAmerica Corp.	Charlotte	NC	6.99%
Prime Money Market Portfolio: Class IV	Regions Financial Corporation	Memphis	TN	83.15%
Prime Money Market Portfolio: Class IV	Citigroup, Inc.	New York	NY	15.70%
Prime Money Market Portfolio: Institutional Class	JP Morgan Chase	Newark	DE	26.54%
Prime Money Market Portfolio: Institutional Class	BankAmerica Corp.	Charlotte	NC	8.34%
Prime Money Market Portfolio: Institutional Class	Mellon Bank Corporation	Pittsburgh	PA	6.75%
Prime Money Market Portfolio: Institutional Class	First Tennessee National Corp.	Memphis	TN	5.09%
Prime Money Market Portfolio: Select Class	BOK Financial Corp.	Tulsa	OK	35.12%
Prime Money Market Portfolio: Select Class	Regions Financial Corporation	Birmingham	AL	31.04%
Prime Money Market Portfolio: Select Class	First Tennessee National Corp.	Memphis	TN	9.84%
Prime Money Market Portfolio: Select Class	UMB Financial	Kansas City	MO	5.13%

Treasury Portfolio: Class I	JP Morgan Chase	Newark	DE	8.62%
Treasury Portfolio: Class I	The Bank of New York Company, Inc.	New York	NY	7.91%
Treasury Portfolio: Class I	Fidelity Investments	Boston	MA	5.39%
Treasury Portfolio: Class I	HSBC USA, Inc.	Buffalo	NY	5.28%
Treasury Portfolio: Class I	Southwest Bancorp	Houston	TX	5.22%
Treasury Portfolio: Class I	SmithKline Beecham Corporation	Philadelphia	PA	5.18%
Treasury Portfolio: Class II	Reliance Trust Co.	Atlanta	GA	44.23%
Treasury Portfolio: Class II	Regions Financial Corporation	Birmingham	AL	21.69%
Treasury Portfolio: Class II	Citigroup, Inc.	New York	NY	14.82%
Treasury Portfolio: Class III	The Bank of New York Company, Inc.	New York	NY	60.93%
Treasury Portfolio: Class III	US Bancorp, Inc.	Saint Paul	MN	7.67%
Treasury Portfolio: Class III	Regions Financial Corporation	Birmingham	AL	6.44%
Treasury Portfolio: Class III	Harris Investors Direct, Inc.	Chicago	IL	6.40%
Treasury Portfolio: Class IV	UMB Financial	Kansas City	MO	99.07%
Treasury Portfolio: Select Class	BOK Financial Corp.	Tulsa	OK	37.54%
Treasury Portfolio: Select Class	Mcwood & Co	Raleigh	NC	26.35%
Treasury Portfolio: Select Class	Citizens Financial Group	Boston	MA	18.06%
Treasury Portfolio: Select Class	Wachovia/Prudential Financial Advisors, LLC	Charlotte	NC	6.91%
Treasury Portfolio: Select Class	US Bancorp, Inc.	Saint Paul	MN	5.45%

*	The ownership information shown is for a class of shares of the Fund.

A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.

To the knowledge of the Fidelity Trusts and each Acquiring Fund, no other shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date. It is not anticipated that any of the above shareholders will own of record and/or beneficially 5% or more of the outstanding shares of the resulting combined funds as a result of the Reorganizations.

Other Business

The Board of Trustees of the Capital One Trust knows of no business other than the matters set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

The Agreement

Under the Agreement, COAM has agreed to sell to FMR its books and records relating to the investment advisory services provided by COAM to the Acquired Funds. Pursuant to the Agreement, COAM will receive from FMR a payment on the Closing Date based upon the net assets of the Acquired Funds on the Closing Date. FMR has also agreed to reimburse a portion of COAM’s expenses related to the Reorganizations. Consummation of the Agreement is dependent upon the satisfaction or waiver of certain conditions including, among other things, shareholders of the Acquired Funds approving the Reorganizations. If the Agreement is terminated for any reason, the Reorganizations may not occur, even if the Reorganizations have been approved by Acquired Fund shareholders. If the Reorganizations are not consummated due to a condition not being satisfied or waived or the Agreement being terminated, the Acquired Funds may realize additional costs if the Acquired Funds have already realigned their portfolios or liquidated securities in anticipation of the Reorganizations.

Legal Matters

Certain legal matters in connection with the issuance of shares of each Acquiring Fund have been passed upon by Dechert LLP, counsel to the Acquiring Funds.

Experts

The audited financial statements of the Acquired Funds incorporated by reference into the Statement of Additional Information relating to this Proxy Statement have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their reports incorporated by reference into the Statement of Additional Information relating to this Proxy Statement. Such financial statements are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

The audited financial statements of Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund incorporated by reference into Fidelity Advisor Series I’s Statement of Additional Information relating to this Proxy Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports incorporated by reference into Fidelity Advisor Series I’s Statement of Additional Information relating to this Proxy Statement. Such financial statements are included in reliance upon reports of such firm given their authority as experts in accounting and auditing.

The audited financial statements of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio incorporated by reference into Fidelity Colchester Street Trust’s Statement of Additional Information relating to this Proxy Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports incorporated by reference into Fidelity Colchester Street Trust’s Statement of Additional Information relating to this Proxy Statement. Such financial statements are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

The audited financial statements of Fidelity Advisor Investment Grade Bond Fund incorporated by reference into Fidelity Fixed–Income Trust’s Statement of Additional Information relating to this Proxy Statement have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their reports incorporated by reference into Fidelity Fixed–Income Trust’s Statement of Additional Information relating to this Proxy Statement. Such financial statements are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

The audited financial statements of Fidelity Advisor Government Income Fund incorporated by reference into Fidelity Income Fund’s Statement of Additional Information relating to this Proxy Statement have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their reports incorporated by reference into Fidelity Income Fund’s Statement of Additional Information relating to this Proxy Statement. Such financial statements are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Capital One Funds, in care of Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Suite 1000 Colombus, OH 43219, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the respective shares.

ATTACHMENT I

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS FROM

PROSPECTUSES OF EACH ACQUIRING FUND

Fidelity Advisor Growth & Income Fund

Investment Details

Investment Objective

Advisor Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) normally invests a majority of the fund’s assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Principal Investment Risks

Many factors affect the fund’s performance. The fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect the fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund’s performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Advisor Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

Fidelity Advisor Mid Cap II Fund

Investment Details

Investment Objective

Advisor Mid Cap II Fund seeks long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) normally invests the fund’s assets primarily in common stocks.

FMR normally invests at least 80% of the fund’s assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund’s assets in companies with smaller or larger market capitalizations.

FMR may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund’s performance. The fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect the fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund’s performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Advisor Mid Cap II Fund seeks long-term growth of capital.

Shareholder Notice

The following policy is subject to change only upon 60 days’ prior notice to shareholders:

Advisor Mid Cap II Fund normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

Fidelity Advisor Investment Grade Bond Fund

Investment Details

Investment Objective

Investment Grade Bond Fund seeks a high level of current income.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) normally invests at least 80% of the fund’s assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses the Lehman Brothers U.S. Aggregate Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund’s investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund’s exposure to various risks, including interest rate risk, FMR considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, information on the fund’s competitive universe and internal views of potential future market conditions.

FMR allocates the fund’s assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund’s assets in these types of investments.

FMR may also invest up to 10% of the fund’s assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund’s portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds to help invest the fund’s assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of a security or index) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund’s assets invested in the central funds will be based upon the investment results of those funds.

Principal Investment Risks

Many factors affect the fund’s performance. The fund’s yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect the fund’s performance:

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value. Lower-quality debt securities (those of less than investment-grade quality) tend to be particularly sensitive to these changes.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund’s performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Investment Grade Bond Fund seeks a high level of current income.

Shareholder Notice

The following policy is subject to change only upon 60 days’ prior notice to shareholders:

Investment Grade Bond Fund normally invests at least 80% of its assets in investment-grade debt securities of all types and repurchase agreements for those securities.

Fidelity Advisor Government Income Fund

Investment Details

Investment Objective

The fund seeks a high level of current income, consistent with preservation of principal.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) normally invests the fund’s assets in U.S. Government securities and instruments related to U.S. Government securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR normally invests at least 80% of the fund’s assets in U.S. Government securities and repurchase agreements for those securities. FMR does not currently intend to invest more than 40% of the fund’s assets in mortgage securities.

FMR uses the Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund’s investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund’s exposure to various risks, including interest rate risk, FMR considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, information on the fund’s competitive universe and internal views of potential future market conditions.

FMR allocates the fund’s assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund’s assets in these types of investments.

If FMR’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Government securities include mortgage and other asset-backed securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of a security or index) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Principal Investment Risks

Many factors affect the fund’s performance. The fund’s yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. It is important to note that neither the fund’s share price nor its yield is guaranteed by the U.S. Government. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect the fund’s performance:

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund’s performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

The fund seeks a high level of current income, consistent with preservation of principal.

Shareholder Notice

The following policy is subject to change only upon 60 days’ prior notice to shareholders:

The fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

Fidelity Institutional Money Market Fund – Prime Money Market Portfolio

and

Fidelity Institutional Money Market Fund – Treasury Portfolio

Investment Details

Investment Objective

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund’s assets in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund’s total assets in the financial services industries.

FMR generally intends to maintain the fund’s dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund’s investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR normally invests at least 80% of the fund’s assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund’s dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund’s investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security’s maturity. Taxable money market securities include bank certificates of deposit, bankers’ acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund’s performance. A fund’s yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund’s investments could cause the fund’s share price to decrease. It is important to note that neither the funds’ share prices nor their yields are guaranteed by the U.S. Government.

The following factors can significantly affect a fund’s performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Shareholder Notice

The following policies are subject to change only upon 60 days’ prior notice to shareholders:

Treasury Portfolio normally invests at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.

ATTACHMENT II

COMPARISONS OF THE FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT

POLICIES OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

While the fundamental and non-fundamental investment policies of the Acquired Funds and the Acquiring Funds are substantially the same, there are certain differences to note. First, with respect to concentration, each of the Acquired and Acquiring Funds has a slightly different policy, each reflecting the Fund’s particular investment objective, strategy, type and industry or area of focus. Second, unlike the Acquired Funds, each of which have a strict prohibition on making loans, each Acquiring Fund is prohibited from making loans if more than 33 1/3% of the Acquiring Fund’s total assets would be lent to other parties. Third, each of the Acquired and Acquiring Funds has a slightly different non-fundamental policy with respect investment in restricted or illiquid securities. Finally, certain of the Acquired and Acquiring Funds have adopted fundamental or non-fundamental investment policies that the other Funds have not. For example, certain Acquiring Funds have adopted fundamental investment policies with respect to investment in oil, gas and mineral exploration programs and pooled funds, whereas certain Acquired Funds have adopted fundamental investment policies with respect to the dollar-weighted average maturity of their portfolio. Similarly, certain Acquiring Funds have adopted non-fundamental investment policies with respect to diversification, short sales, borrowing, loans and pooled funds, whereas certain Acquired Funds have adopted non-fundamental investment policies with respect to pledging assets, acquiring securities and writing covered call options and purchasing options. Below is a detailed side-by-side comparison of the Acquired Funds’ and the Acquiring Funds’ fundamental and non-fundamental investment policies.

Acquired Funds	Acquiring Funds

Fundamental investment policies and limitations subject to change only by shareholder vote.

Diversification

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.	For Advisor Growth & Income Fund, Advisor Mid Cap II Fund, Advisor Investment Grade Bond Fund and Advisor Government Income Fund only: The fund may not with respect to 75% of the fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For Prime Money Market Portfolio and Treasury Portfolio only: The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 (the “1940 Act”) and the rules thereunder, as such may be amended from time to time.

AII-1

Senior Securities

A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.	The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the 1940 Act.

Borrowing

A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.	For Advisor Growth & Income Fund, Advisor Mid Cap II Fund, Advisor Investment Grade Bond Fund and Advisor Government Income Fund only: The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

For Prime Money Market Portfolio and Treasury Portfolio only: The fund may not borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

AII-2

Underwriting

A Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.	The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

AII-3

Concentration

Capital Appreciation Fund and Mid Cap Equity Fund will not invest 25% or more of their respective total assets in securities of issuers having their principal business activities in the same industry. Total Return Bond Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry. Cash Reserve Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry. With respect to securities comprising 75% of the value of its total assets, U.S. Treasury Money Market Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. Treasury securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. (For purposes of this limitation, U.S. Treasury Money Market Fund considers instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be “cash items.”)

For Advisor Growth & Income Fund, Advisor Mid Cap II Fund, Advisor Investment Grade Bond Fund and Advisor Government Income Fund only: The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund’s concentration limitation discussed above, Fidelity Management & Research Company (FMR) may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For Advisor Growth & Income Fund, Advisor Mid Cap II Fund and Advisor Investment Grade Bond Fund only: For purposes of the fund’s concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For Advisor Government Income Fund only: For purposes of the fund’s concentration limitation discussed above, the fund has been advised that the Staff of the Securities and Exchange Commission (SEC) does not consider proprietary strips of securities issued by the U.S. Government or its agencies or instrumentalities, and privately sponsored collateralized mortgage obligations (CMOs) backed by the U.S. Government or its agencies or instrumentalities to be U.S. Government securities. If the fund concludes that, under applicable legal principles, any of these securities is a U.S. Government security, it will exclude the security from the concentration investment limitation.

AII-4

For Prime Money Market Portfolio only: The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry.

For purposes of Prime Money Market Portfolio’s concentration limitation discussed above, FMR deems the financial services industry to include the group of industries within the financial services sector.

For purposes of Prime Money Market Portfolio’s concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For Treasury Portfolio only: The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of Treasury Portfolio’s concentration limitation discussed above, Fidelity Management & Research Company (FMR) may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

AII-5

Real Estate

A Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.	For Advisor Growth & Income Fund, Advisor Mid Cap II Fund, Advisor Investment Grade Bond Fund and Advisor Government Income Fund only: The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).
For Prime Money Market Portfolio and Treasury Portfolio only: The fund may not buy or sell real estate.
Commodities

A Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.	For Advisor Growth & Income Fund, Advisor Mid Cap II Fund, Advisor Investment Grade Bond Fund and Advisor Government Income Fund only: The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).
For Prime Money Market Portfolio and Treasury Portfolio only: The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

AII-6

Loans

A Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.	The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Oil, Gas, and Mineral Exploration Programs

No corresponding policy or limitation.	For Prime Money Market Portfolio and Treasury Portfolio only: The fund may not invest in oil, gas, or other mineral exploration or development programs.

Investment for Control or Management

No corresponding policy or limitation.	For Advisor Investment Grade Bond Fund, Advisor Government Income Fund, Prime Money Market Portfolio and Treasury Portfolio only: The fund may not invest in companies for the purpose of exercising control or management.

Pooled Funds

No corresponding policy or limitation.	For Advisor Growth & Income Fund, Advisor Investment Grade Bond Fund and Advisor Government Income Fund only: The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Prime Money Market Portfolio and Treasury Portfolio only: The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

AII-7

Dollar-Weighted Average

As a matter of fundamental policy, the average maturity of the securities in Cash Reserve Fund’s portfolio, computed on a dollar-weighted basis, will be 120 days or less. As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit the average maturity of its portfolio to 90 days or less.	No corresponding policy or limitation.

Non-fundamental investment policies and limitations.

Diversification

No corresponding policy or limitation.

For Prime Money Market Portfolio and Treasury Portfolio only: The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of each fund’s diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

Short Sales

No corresponding policy or limitation.	For Advisor Growth & Income Fund and Advisor Mid Cap II Fund only: The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

AII-8

For Advisor Investment Grade Bond Fund and Advisor Government Income Fund only: The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

For Prime Money Market Portfolio and Treasury Portfolio only: The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

A Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

The funds do not currently intend to purchase securities on margin, except that each fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

No corresponding policy or limitation.	For Advisor Growth & Income Fund, Advisor Mid Cap II Fund, Advisor Investment Grade Bond Fund and Advisor Government Income Fund only: The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

For Prime Money Market Portfolio and Treasury Portfolio only: The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

AII-9

Restricted and/or Illiquid Securities

A Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Funds will limit their purchase, together with other illiquid securities to 15% (for the Money Market Funds, 10%) of their net assets.

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund’s illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

No corresponding policy or limitation.	For Advisor Growth & Income Fund, Advisor Mid Cap II Fund, Advisor Investment Grade Bond Fund and Advisor Government Income Fund only: The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For Prime Money Market Portfolio and Treasury Portfolio only: The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

AII-10

Pooled Funds

No corresponding policy or limitation.	For Advisor Growth & Income Fund, Advisor Investment Grade Bond Fund and Advisor Government Income Fund only: The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Prime Money Market Portfolio and Treasury Portfolio only: The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Pledging Assets

A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.	No corresponding policy or limitation.

Acquiring Securities

Cash Reserve Fund will not acquire the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.	No corresponding policy or limitation.

Writing Covered Call Options and Purchasing Put Options

Capital Appreciation Fund and Mid Cap Equity Fund will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. A Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund’s portfolio and not more than 5% of the value of the Fund’s net assets would be invested in premiums on open put option positions.	No corresponding policy or limitation.

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Total Return Bond Fund will not purchase put options on securities unless the securities are held in the Fund’s portfolio. The Fund will not write put or call options or purchase put or call options in excess of 5% of the value of its total assets.

U.S. Government Income Fund will not write covered put and call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

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ATTACHMENT III

EXCERPTS FROM THE PROSPECTUSES OF FIDELITY ADVISOR GROWTH & INCOME

FUND AND FIDELITY ADVISOR MID CAP II FUND

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class’s net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class’s NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing each class’s NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

The fund’s assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board’s fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds’ prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

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Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Fidelity Investments

P.O. Box 770002

Cincinnati, OH 45277-0081

Overnight Express

Fidelity Investments

100 Crosby Parkway

Covington, KY 41015

You may buy or sell Class A shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A shares of the fund, including a transaction fee if you buy or sell Class A shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account

Individual or Joint Tenant

For your general investment needs

Retirement

For tax-advantaged retirement savings

•	Traditional Individual Retirement Accounts (IRAs)

•	Roth IRAs

•	Rollover IRAs

•	401(k) Plans and certain other 401(a)-qualified plans

•	Keogh Plans

•	SIMPLE IRAs

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•	Simplified Employee Pension Plans (SEP-IRAs)

•	Salary Reduction SEP-IRAs (SARSEPs)

Gifts or Transfers to a Minor (UGMA, UTMA)

To invest for a child’s education or other future needs

Trust

For money being invested by a trust

Business or Organization

For investment needs of corporations, associations, partnerships, or other groups

Excessive Trading Policy

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in the fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund’s excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity fund’s Treasurer.

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Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund’s excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

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Other Information about the Excessive Trading Policy

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of Class A is the class’s offering price or the class’s NAV, depending on whether you pay a front-end sales charge.

If you pay a front-end sales charge, your price will be Class A’s offering price. When you buy Class A shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A’s NAV.

The offering price of Class A is its NAV plus the sales charge. The offering price is calculated by dividing Class A’s NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Your investment professional can help you choose the class of shares that best suits your investment needs.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next offering price or NAV, as applicable, calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

•	All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

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•	Fidelity does not accept cash.

•	When making a purchase with more than one check, each check must have a value of at least $50.

•	Fidelity reserves the right to limit the number of checks processed at one time.

•

Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

•	If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

•	Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Minimums

To Open an Account	$2,500

For certain Fidelity Advisor retirement accountsA	$500

Through regular investment plansB	$100

To Add to an Account	$100

Minimum Balance	$1,000

For certain Fidelity Advisor retirement accountsA	None

A	Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.
B	An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Key Information

Phone

To Open an Account

•     Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in “General Information.”

To Add to an Account

•     Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in “General Information.”

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• Use Fidelity Advisor Money Line® to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in “General Information.”

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

•     Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

•     Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.

•     Exchange from the same class of other Fidelity funds that offer Advisor classes of shares or from certain other Fidelity funds. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds’ names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account • Bring your application and check to your investment professional. To Add to an Account • Bring your check to your investment professional.

Wire

To Open an Account

•     Call your investment professional or call Fidelity at the appropriate number found in “General Information” to set up your account and to arrange a wire transaction.

•     Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.

•     Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

•     Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.

•     Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically

To Open an Account

•     Not available.

To Add to an Account

•     Use Fidelity Advisor Systematic Investment Program.

•     Use Fidelity Advisor Systematic Exchange Program to exchange from certain Fidelity money market funds or a Fidelity fund that offers Advisor classes of shares.

Selling Shares

The price to sell one share of Class A is the class’s NAV, minus any applicable CDSC.

Any applicable CDSC is calculated based on your original redemption amount.

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Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus any applicable CDSC, after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

•	You wish to sell more than $100,000 worth of shares;

•	The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;

•	You are requesting that a check be mailed to a different address than the record address;

•	You are requesting that redemption proceeds be paid to someone other than the account owner; or

•	The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

•

Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•	Unless otherwise instructed, Fidelity will send a check to the record address.

•	Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Key Information

Phone	• Call your investment professional or call Fidelity at the appropriate number found in “General Information” to initiate a wire transaction or to request a check for your redemption.

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•     Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in “General Information.”

•     Exchange to the same class of other Fidelity funds that offer Advisor classes of shares or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in “General Information.”

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

•     Send a letter of instruction to your investment professional or to the address at left, including your name, the fund’s name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

•     The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in “General Information” to request one.

Trust

•     Send a letter of instruction to your investment professional or to the address at left, including the trust’s name, the fund’s name, the applicable class name, the trust’s fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

•     Send a letter of instruction to your investment professional or to the address at left, including the firm’s name, the fund’s name, the applicable class name, the firm’s fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.

•     Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

•     Call your investment professional or call Fidelity at the appropriate number found in “General Information” for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

•     Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

•     The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

•     Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

•     Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.

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• Include a corporate resolution with corporate seal or a signature guarantee. Executor, Administrator, Conservator, Guardian • Visit your investment professional for instructions.

Automatically

•     Use Fidelity Advisor Systematic Exchange Program to exchange to the same class of another Fidelity fund that offers Advisor classes of shares or to certain Fidelity funds.

•     Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Class A account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

However, you should note the following policies and restrictions governing exchanges:

•

The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•

The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Any exchanges of Class A shares are not subject to a CDSC.

•	Before exchanging into a fund or class, read its prospectus.

•	The fund or class you are exchanging into must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund’s prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the fund.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

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Fidelity Advisor Systematic Investment Program

To move money from your bank account to a Fidelity fund that offers Advisor classes of shares.

Minimum Initial	Minimum Additional	Frequency	Procedures
$ 100	$100	Monthly, bimonthly, quarterly, or semi-annually

•     To set up for a new account, complete the appropriate section on the application.

•     To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in “General Information” for an application.

•     To make changes, call your investment professional or call Fidelity at the appropriate number found in “General Information.” Call at least 10 business days prior to your next scheduled investment date.

Fidelity Advisor Systematic Exchange Program

To move money from certain Fidelity money market funds to Class A Fidelity fund that offers Advisor classes of shares or from Class A of a Fidelity fund that offers Advisor classes of shares to the same class of another Fidelity fund.

Minimum		Frequency	Procedures
$ 100		Monthly, quarterly, semi-annually, or annually

•     To set up, call your investment professional or call Fidelity at the appropriate number found in “General Information” after both accounts are opened.

•     To make changes, call your investment professional or call Fidelity at the appropriate number found in “General Information.” Call at least 2 business days prior to your next scheduled exchange date.

•     The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Class A account to you or to your bank checking account.
Minimum	Maximum	Frequency	Procedures
$ 100	$50,000	Class A quarterly, or semi-annually

•     To set up, call your investment professional or call Fidelity at the appropriate number found in “General Information” for instructions.

•     To make changes, call your investment professional or call Fidelity at the appropriate number found in “General Information.” Call at least 10 business days prior to your next scheduled withdrawal date.

•     Aggregate redemptions per 12-month period from your account may not exceed 12% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.

•     Because of Class A’s front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares on a regular basis.

Other Features. The following other features are also available to buy and sell shares of the fund.

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Wire

To purchase and sell shares via the Federal Reserve Wire System.

•	You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.

•	Call your investment professional or call Fidelity at the appropriate number found in “General Information” before your first use to verify that this feature is set up on your account.

•	To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

•

To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in “General Information.”

Fidelity Advisor Money Line

To transfer money between your bank account and your fund account.

•

The Fidelity Advisor Money Line feature will automatically be established using the bank information from your initial investment check, provided there is at least one common name on the check and the account registration. Complete the appropriate section on the application if electing to provide alternate bank information or to decline the Fidelity Advisor Money Line Feature.

•	Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

•

Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).

•	Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

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When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000 for any reason, including solely due to declines in NAV, you will be given 30 days’ notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The Fidelity Advisor Growth & Income Fund normally pays dividends and capital gain distributions in January and December. The Fidelity Advisor Mid Cap II Fund normally pays dividends and capital gain distributions in February and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

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Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in the same class of shares of another Fidelity fund that offers Advisor classes of shares or shares of certain Fidelity funds, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class’s shares.

Intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

•	sales charges and concessions

•	distribution and/or service (12b-1) fees

•	finder’s fees

•	payments for additional distribution-related activities and/or shareholder services

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•	payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

You may pay a sales charge when you buy or sell your Class A shares.

FDC collects the sales charge.

As described in detail on the following pages, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A shares.

The front-end sales charge will be reduced for purchases of Class A shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	5.75%	6.10%	5.00%

$50,000 to $99,999	4.50%	4.71%	3.75%

$100,000 to $249,999	3.50%	3.63%	2.75%

$250,000 to $499,999	2.50%	2.56%	2.00%

$500,000 to $999,999	2.00%	2.04%	1.75%

$1,000,000 to $3,999,999	None	None	1.00%	C

$4,000,000 to $24,999,999	None	None	0.50%	C

$25,000,000 or more	None	None	0.25%	C

A

The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

B	Purchases of $5.00 or less will not pay a sales charge.
C	Certain conditions may apply. See “Finder’s Fees”.

Investments in Class A shares of $1 million or more may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	1.00%

1 year to less than 2 years	0.50%

2 years or more	0.00%

A

The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

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When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Class A shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of “employee benefit plans” (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

Rights of Accumulation. To receive a Class A front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class O shares of Advisor Diversified Stock Fund and Advisor Capital Development Fund, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A shares. The current value of your holdings will be added to your purchase of Class A shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Letter of Intent. You may receive a Class A front-end sales charge reduction on your purchases of Class A shares made during a 13-month period by signing a Letter of Intent (Letter). You must file your Letter with Fidelity within 90 days of the start of your purchases toward completing your Letter. Each Class A purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge

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applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 20 days after the date your Letter expires, Fidelity will redeem sufficient escrowed Class A shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

The CDSC for Class A shares will be calculated based on the lesser of the cost of Class A shares at the initial date of purchase or the value of those shares at redemption, not including any reinvested dividends or capital gains. Class A shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having

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agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

5. Purchased by the Fidelity Investments Charitable Gift Fund;

6. Purchased to repay a loan against Class A or Class B shares held in the investor’s Fidelity Advisor 403(b) program; or

7. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department health savings account programs.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A’s front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund’s merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A’s front-end sales charge on purchases of $5.00 or less.

The CDSC may be waived on the redemption of Class A shares:

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70  1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. Held by insurance company separate accounts;

6. From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. Purchased by the Fidelity Investments Charitable Gift Fund;

8. On which a finder’s fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder’s fee at the time of purchase);

To qualify for a Class A front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on www.advisor.fidelity.com.

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Finder’s Fees. Finder’s fees may be paid to investment professionals who sell Class A shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder’s fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more.

Investment professionals may be eligible for a finder’s fee on the following purchases of Class A shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor’s $1 million Letter. Accumulated account value for purposes of finder’s fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund are not counted for this purpose unless acquired by exchange from any Fidelity fund that offers Advisor classes of shares. For information, see “Combined Purchase, Rights of Accumulation, and Letter of Intent Programs” above.

Finder’s fees are not paid in connection with purchases of Class A shares by insurance company separate accounts or the Fidelity Investments Charitable Gift Fund, or purchases of Class A shares made with the proceeds from the redemption of shares of any Fidelity fund.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder’s fee, and may be required to enter into an agreement with FDC in order to receive the finder’s fee. On or after April 4, 2008, finder’s fees will be paid in connection with shares recordkept in a Fidelity Advisor 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A shares. You must reinstate your Class A shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A shares had not been redeemed.

To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

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ATTACHMENT IV

EXCERPTS FROM THE PROSPECTUSES OF FIDELITY ADVISOR INVESTMENT GRADE BOND FUND AND FIDELITY ADVISOR GOVERNMENT INCOME FUND

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class’s net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class’s NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing each class’s NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

The fund’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board’s fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds’ prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

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Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Fidelity Investments

P.O. Box 770002

Cincinnati, OH 45277-0081

Overnight Express

Fidelity Investments

100 Crosby Parkway

Covington, KY 41015

You may buy or sell Class A shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A shares of the fund, including a transaction fee if you buy or sell Class A shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account

Individual or Joint Tenant

For your general investment needs

Retirement

For tax-advantaged retirement savings

•	Traditional Individual Retirement Accounts (IRAs)

•	Roth IRAs

•	Rollover IRAs

•	401(k) Plans and certain other 401(a)-qualified plans

•	Keogh Plans

•	SIMPLE IRAs

•	Simplified Employee Pension Plans (SEP-IRAs)

•	Salary Reduction SEP-IRAs (SARSEPs)

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Gifts or Transfers to a Minor (UGMA, UTMA)

To invest for a child’s education or other future needs

Trust

For money being invested by a trust

Business or Organization

For investment needs of corporations, associations, partnerships, or other groups

Excessive Trading Policy

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in the fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. The fund’s policy does not apply to Fidelity money market funds, exchange traded funds, Fidelity Congress Street Fund, and Fidelity Exchange Fund. In addition, the fund’s excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity fund’s Treasurer.

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Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund’s excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

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The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of Class A is the class’s offering price or the class’s NAV, depending on whether you pay a front-end sales charge.

If you pay a front-end sales charge, your price will be Class A’s offering price. When you buy Class A shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A’s NAV.

The offering price of Class A is its NAV plus the sales charge. The offering price is calculated by dividing Class A’s NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Your investment professional can help you choose the class of shares that best suits your investment needs.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next offering price or NAV, as applicable, calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

•	All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

•	Fidelity does not accept cash.

•	When making a purchase with more than one check, each check must have a value of at least $50.

•	Fidelity reserves the right to limit the number of checks processed at one time.

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•

Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

•	If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

•	Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Minimums

To Open an Account	$2,500

For certain Fidelity Advisor retirement accountsA	$500

Through regular investment plansB	$100

To Add to an Account	$100

Minimum Balance	$1,000

For certain Fidelity Advisor retirement accountsA	None

A	Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.
B	An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Key Information

Phone	To Open an Account

•     Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in “General Information.”

To Add to an Account

•     Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in “General Information.”

• Use Fidelity Advisor Money Line® to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in “General Information.”

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Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	To Open an Account
• Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.
To Add to an Account

•     Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.

•     Exchange from the same class of other Fidelity funds that offer Advisor classes of shares or from certain other Fidelity funds. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds’ names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account

• Bring your application and check to your investment professional.

To Add to an Account

• Bring your check to your investment professional.

Wire	To Open an Account

• Call your investment professional or call Fidelity at the appropriate number found in “General Information” to set up your account and to arrange a wire transaction.

• Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.

• Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

• Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.

• Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically	To Open an Account

• Not available.

To Add to an Account

• Use Fidelity Advisor Systematic Investment Program.

• Use Fidelity Advisor Systematic Exchange Program to exchange from certain Fidelity money market funds or a Fidelity fund that offers Advisor classes of shares.

Selling Shares

The price to sell one share of Class A is the class’s NAV, minus any applicable CDSC.

If appropriate to protect shareholders, the fund may impose a redemption fee on redemptions from the fund.

Any applicable CDSC is calculated based on your original redemption amount.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

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It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus any applicable CDSC, after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

•	You wish to sell more than $100,000 worth of shares;

•	The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;

•	You are requesting that a check be mailed to a different address than the record address;

•	You are requesting that redemption proceeds be paid to someone other than the account owner; or

•	The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

•

Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•	Unless otherwise instructed, Fidelity will send a check to the record address.

•	Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Key Information

Phone	• Call your investment professional or call Fidelity at the appropriate number found in “General Information” to initiate a wire transaction or to request a check for your redemption.

• Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in “General Information.”

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•     Exchange to the same class of other Fidelity funds that offer Advisor classes of shares or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in “General Information.”

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

•     Send a letter of instruction to your investment professional or to the address at left, including your name, the fund’s name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account
• The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in “General Information” to request one.

Trust

•     Send a letter of instruction to your investment professional or to the address at left, including the trust’s name, the fund’s name, the applicable class name, the trust’s fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

•     Send a letter of instruction to your investment professional or to the address at left, including the firm’s name, the fund’s name, the applicable class name, the firm’s fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.

• Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

• Call your investment professional or call Fidelity at the appropriate number found in “General Information” for instructions.

In Person	Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

•     Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

• The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

•     Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

• Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.

• Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

• Visit your investment professional for instructions.

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Automatically	• Use Fidelity Advisor Systematic Exchange Program to exchange to the same class of another Fidelity fund that offers Advisor classes of shares or to certain Fidelity funds.

• Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Class A account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

However, you should note the following policies and restrictions governing exchanges:

•

The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•

The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Any exchanges of Class A shares are not subject to a CDSC.

•	Before exchanging into a fund or class, read its prospectus.

•	The fund or class you are exchanging into must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund’s prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the fund.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

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Fidelity Advisor Systematic Investment Program

To move money from your bank account to a Fidelity fund that offers Advisor classes of shares.

Minimum Initial	Minimum Additional	Frequency	Procedures
$100	$100	Monthly, bimonthly, quarterly, or semi-annually	• To set up for a new account, complete the appropriate section on the application.
			• To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in “General Information” for an application.

•     To make changes, call your investment professional or call Fidelity at the appropriate number found in “General Information.” Call at least 10 business days prior to your next scheduled investment date.

Fidelity Advisor Systematic Exchange Program

To move money from certain Fidelity money market funds to Class A of a Fidelity fund that offers Advisor classes of shares or from Class A of a Fidelity fund that offers Advisor classes of shares to the same class of another Fidelity fund.

Minimum	Frequency	Procedures
$100	Monthly, quarterly, semi-annually, or annually	• To set up, call your investment professional or call Fidelity at the appropriate number found in “General Information” after both accounts are opened.

•     To make changes, call your investment professional or call Fidelity at the appropriate number found in “General Information.” Call at least 2 business days prior to your next scheduled exchange date.

• The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Advisor Systematic Withdrawal Program

To set up periodic redemptions from your Class A account to you or to your bank checking account.

Minimum	Maximum	Frequency	Procedures
$100	$50,000	Monthly, quarterly, or semi-annually	• To set up, call your investment professional or call Fidelity at the appropriate number found in “General Information” for instructions.

•     To make changes, call your investment professional or call Fidelity at the appropriate number found in “General Information.” Call at least 10 business days prior to your next scheduled withdrawal date.

•     Aggregate redemptions per 12-month period from your account may not exceed 12% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.

			• Because of Class A’s and Class T’s front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.

Other Features. The following other features are also available to buy and sell shares of the fund.

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Wire

To purchase and sell shares via the Federal Reserve Wire System.

•	You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.

•	Call your investment professional or call Fidelity at the appropriate number found in “General Information” before your first use to verify that this feature is set up on your account.

•	To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

•

To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in “General Information.”

Fidelity Advisor Money Line

To transfer money between your bank account and your fund account.

•

The Fidelity Advisor Money Line feature will automatically be established using the bank information from your initial investment check, provided there is at least one common name on the check and the account registration. Complete the appropriate section on the application if electing to provide alternate bank information or to decline the Fidelity Advisor Money Line Feature.

•	Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

•

Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).

•	Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for

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failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000 for any reason, including solely due to declines in NAV, you will be given 30 days’ notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The Fidelity Advisor Investment Grade Bond Fund and the Fidelity Advisor Government Income Fund normally declare dividends daily and pay them monthly. The Fidelity Advisor Investment Grade Bond Fund normally pays capital gain distributions in October and December and the Fidelity Advisor Government Income Fund normally pays capital gain distributions in September and December.

Earning Dividends

The fund only processes purchase and redemption requests on days it’s open for business.

When you buy shares, your method of payment will determine when dividends begin to accrue. For example, shares purchased through an investment professional using the National Security Clearing Corporation generally begin to earn dividends on the day the fund receives payment for those shares. Shares purchased through an investment professional by any other method generally begin to earn dividends on the first business day following the day the fund receives payment. If you purchase your shares directly from the fund by check or wire, those shares generally begin to earn dividends on the first business day following the day you placed your purchase order.

Shares sold through an investment professional using the National Security Clearing Corporation generally earn dividends until, but not including, the day redemption proceeds are processed. Shares sold through an investment professional by any other method generally earn dividends until, but not including, the first business day following the day redemption proceeds are processed. Shares sold other than through an investment professional generally earn dividends until, but not including, the first business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

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Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. Because the fund’s income is primarily derived from interest, dividends from the fund generally will not qualify for the long-term capital gains tax rates available to individuals.

If a fund’s distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

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Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in the same class of shares of another Fidelity fund that offers Advisor classes of shares or shares of certain Fidelity funds, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class’s shares.

Intermediaries, including banks, broker-dealers, and other service-providers, may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

•	sales charges and concessions

•	distribution and/or service (12b-1) fees

•	finder’s fees

•	payments for additional distribution-related activities and/or shareholder services

•	payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

You may pay a sales charge when you buy or sell your Class A shares.

FDC collects the sales charge.

As described in detail on the following pages, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A shares.

The front-end sales charge will be reduced for purchases of Class A shares according to the sales charge schedules below.

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Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	4.00%	4.17%	3.75%

$50,000 to $99,999	3.75%	3.90%	3.50%

$100,000 to $249,999	3.00%	3.09%	2.75%

$250,000 to $499,999	2.25%	2.30%	2.00%

$500,000 to $999,999	1.75%	1.78%	1.50%

$1,000,000 to $3,999,999	None	None	0.75%

$4,000,000 to $24,999,999	None	None	0.50%

$25,000,000 or more	None	None	0.25%

A

The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

B	Purchases of $5.00 or less will not pay a sales charge.

Investments in Class A shares of $1 million or more may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	0.75%

1 year to less than 2 years	0.50%

2 years or more	0.00%

A

The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Class A shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of “employee benefit plans” (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

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Combined Purchase. To receive a Class A front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

Rights of Accumulation. To receive a Class A front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class O shares of Advisor Diversified Stock Fund and Advisor Capital Development Fund, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A shares. The current value of your holdings will be added to your purchase of Class A shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Letter of Intent. You may receive a Class A front-end sales charge reduction on your purchases of Class A shares made during a 13-month period by signing a Letter of Intent (Letter). You must file your Letter with Fidelity within 90 days of the start of your purchases toward completing your Letter. Each Class A purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 20 days after the date your Letter expires, Fidelity will redeem sufficient escrowed Class A shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

AIV-17

The CDSC for Class A shares will be calculated based on the lesser of the cost of each class’s shares at the initial date of purchase or the value of those shares at redemption, not including any reinvested dividends or capital gains. Class A shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

5. Purchased by the Fidelity Investments Charitable Gift Fund;

6. Purchased to repay a loan against Class A or Class B shares held in the investor’s Fidelity Advisor 403(b) program; or

7. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department health savings account programs.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A’s front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund’s merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A’s front-end sales charge on purchases of $5.00 or less.

The CDSC may be waived on the redemption of Class A shares:

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70  1/2 is attained;

AIV-18

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. Held by insurance company separate accounts;

6. From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. Purchased by the Fidelity Investments Charitable Gift Fund;

8. On which a finder’s fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder’s fee at the time of purchase);

To qualify for a Class A front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on www.advisor.fidelity.com.

Finder’s Fees. Finder’s fees may be paid to investment professionals who sell Class A shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder’s fee at the rate of 0.75% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more.

Investment professionals may be eligible for a finder’s fee on the following purchases of Class A shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor’s $1 million Letter. Accumulated account value for purposes of finder’s fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund are not counted for this purpose unless acquired by exchange from any Fidelity fund that offers Advisor classes of shares. For information, see “Combined Purchase, Rights of Accumulation, and Letter of Intent Programs” above.

Finder’s fees are not paid in connection with purchases of Class A shares by insurance company separate accounts or the Fidelity Investments Charitable Gift Fund, or purchases of Class A shares made with the proceeds from the redemption of shares of any Fidelity fund.

To qualify to receive a finder’s fee, an investment professional must notify Fidelity in advance, and may be required to enter into an agreement with FDC in order to receive the finder’s fee.

AIV-19

Reinstatement Privilege. If you have sold all or part of your Class A shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A shares. You must reinstate your Class A shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A shares had not been redeemed.

To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

AIV-20

ATTACHMENT V

EXCERPTS FROM THE PROSPECTUSES FOR CLASS III SHARES OF

FIDELITY INSTITUTIONAL MONEY MARKET FUND – PRIME MONEY MARKET PORTFOLIO

AND FIDELITY INSTITUTIONAL MONEY MARKET FUND – TREASURY PORTFOLIO

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, each fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for each fund’s portfolio instruments are open, and each fund’s management believes there is an adequate market to meet purchase and redemption requests.

A class’s NAV is the value of a single share. Fidelity normally calculates Class III’s NAV each business day as of the times indicated in the following table. Each fund’s assets normally are valued as of these times for the purpose of computing Class III’s NAV.

Fund	NAV Calculation Times (Eastern Time)

Treasury Portfolio	4:00 p.m. and 5:00 p.m.A

Prime Money Market Portfolio	4:00 p.m. and 5:00 p.m.A

A	When the New York Fed and principal bond markets are open.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that each fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of a fund’s assets may not occur on days when the fund is open for business.

Each fund’s assets are valued on the basis of amortized cost.

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call your Fidelity client services representative or 1-877-297-2952 (8:30 a.m.—6:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Fidelity Investments

P.O. Box 770002

Cincinnati, OH 45277-0081

Overnight Express

Fidelity Investments

100 Crosby Parkway

Covington, KY 41015

You may buy or sell Class III shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class III shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class III shares of a fund, including a transaction fee if you buy or sell Class III shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account

Individual or Joint Tenant

For your general investment needs

Retirement

For tax-advantaged retirement savings

•	Traditional Individual Retirement Accounts (IRAs)

•	Roth IRAs

•	Rollover IRAs

•	401(k) Plans and certain other 401(a)-qualified plans

•	SIMPLE IRAs

•	Simplified Employee Pension Plans (SEP-IRAs)

•	Salary Reduction SEP-IRAs (SARSEPs)

Gifts or Transfers to a Minor (UGMA, UTMA)

To invest for a child’s education or other future needs

Trust

For money being invested by a trust

Business or Organization

For investment needs of corporations, associations, partnerships, or other groups

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies.

FMR anticipates that shareholders will purchase and sell shares of each fund frequently because a money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of money market fund shares and each fund accommodates frequent trading.

A fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR’s opinion, may be disruptive to the management of that fund or otherwise not be in the fund’s interests.

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus.

Buying Shares

The price to buy one share of Class III is the class’s NAV. Class III’s shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

•	You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.

•	All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

•	Fidelity does not accept cash.

•	When making a purchase with more than one check, each check must have a value of at least $50.

•	Fidelity reserves the right to limit the number of checks processed at one time.

•	If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

•

If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund’s designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.

•	Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Class III shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Minimums
To Open an AccountA	$1,000,000
Minimum Balance	$1,000,000

A

The minimum initial investment of $1 million may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $10 million. Please contact Fidelity for more information regarding this waiver.

Key Information

Phone	To Open an Account

•     Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-297-2952.

To Add to an Account

•     Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-297-2952.

•     Use Fidelity Money Line® to transfer from your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-297-2952.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	To Open an Account

•     Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or, if you trade directly through Fidelity, to the address at left.

•     Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds’ names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

To Add to an Account

•     Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds’ names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account
• Bring your application and check or wire instructions to your investment professional.
To Add to an Account
• Bring your check or wire instructions to your investment professional.

Wire	To Open an Account

•     Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-297-2952 to set up your account and to arrange a wire transaction.

• Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
• Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account
• Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-297-2952.
• Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
• Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Selling Shares

The price to sell one share of Class III is the class’s NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, Fidelity will process wire redemptions on the same business day, provided your redemption wire request is received in proper form by Fidelity before the NAV is calculated on that day. All other redemptions will normally be processed by the next business day.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

•	The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;

•	You are requesting that a check be mailed to a different address than the record address;

•	The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

•	You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•

Although redemptions will normally be processed on the same business day, under certain circumstances redemptions may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act of 1940 (1940 Act). Generally under that section, redemptions may be postponed or suspended if (i) the NYSE is closed for trading (other than weekends or holidays) or trading is restricted, (ii) an emergency exists which makes the dispatch of securities owned by a fund or the fair determination of the value of the fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption.

•	Redemption proceeds may be paid in securities rather than in cash if FMR determines it is in the best interests of a fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•	Unless otherwise instructed, Fidelity will send a check to the record address.

•	Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. Each fund no longer issues share certificates.

Key Information

Phone

•     Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-297-2952 to initiate a wire transaction or to request a check for your redemption.

•     Use Fidelity Money Line to transfer to your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-297-2952.

•     Exchange to the same class of another fund offered through this prospectus or another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-297-2952.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

•     Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including your name, the fund’s name, the class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

•     The account owner should complete a retirement distribution form. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-297-2952 to request one.

Trusts

•     Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including the trust’s name, the fund’s name, the class name, the trust’s fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

•     Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including the firm’s name, the fund’s name, the class name, the firm’s fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.

• Include a corporate resolution with corporate seal or a signature guarantee.
Executor, Administrator, Conservator, Guardian
• Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or1-877-297-2952 for instructions.

In Person	Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

•     Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account
• The account owner should complete a retirement distribution form. Visit your investment professional to request one.
Trusts

•     Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization
• Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
• Include a corporate resolution with corporate seal or a signature guarantee.
Executor, Administrator, Conservator, Guardian
• Visit your investment professional for instructions.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class III shareholder you have the privilege of exchanging Class III shares of a fund for Class III shares of another fund offered through this prospectus or for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

•

Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Before exchanging into a fund or class, read its prospectus.

•	The fund or class you are exchanging into must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund’s prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Wire

To purchase and sell shares via the Federal Reserve Wire System.

•	You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.

•

Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-297-2952 before your first use to verify that this feature is set up on your account.

•	To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

•

To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in “General Information.”

Fidelity Money Line

To transfer money between your bank account and your fund account.

•

You must sign up for the Fidelity Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-297-2952 before your first use to verify that this feature is set up on your account.

•	Minimum transaction: $100

•	Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

•	Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).

•	Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).

•	Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-297-2952 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-297-2952.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000,000 for any reason, you will be given 30 days’ notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio and Prime Money Market Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

You may request to have dividends relating to Class III shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

Earning Dividends

A fund only processes purchase and redemption requests on days it’s open for business.

Class III shares purchased by a wire order prior to 5:00 p.m. Eastern time for Treasury Portfolio, and Prime Money Market Portfolio, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Class III shares purchased by all other orders generally begin to earn dividends on the first business day following the day of purchase.

Class III shares redeemed by a wire order prior to 5:00 p.m. Eastern time for Treasury Portfolio and Prime Money Market Portfolio generally earn dividends through the day prior to the day of redemption.

Class III shares redeemed by all other orders generally earn dividends until, but not including, the next business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

Each fund reserves the right to change the time of day by which wire purchase and redemption orders for Class III shares must be placed for purposes of earning dividends.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Class III:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Class III shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Portfolio and Prime Money Market Portfolio are subject to federal income tax, and may also be subject to state or local taxes.

The municipal fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive from the municipal fund may be subject to federal and state income taxes and also may be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the municipal fund’s sale of municipal bonds.

For federal tax purposes, certain of each fund’s distributions, including Treasury Portfolio’s and Prime Money Market Portfolio’s dividends, and each fund’s distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income. Because each taxable fund’s income is primarily derived from interest, dividends from each taxable fund generally will not qualify for the long-term capital gains tax rates available to individuals. Each fund’s distributions of long-term capital gains, if any, are taxable to you generally as capital gains for federal tax purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Class III’s shares.

Intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

•	distribution and/or service (12b-1) fees

•	payments for additional distribution-related activities and/or shareholder services

•	payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the statement of additional information (SAI).

Class III of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class III of each fund is authorized to pay FDC a monthly 12b-1 (service) fee as compensation for providing shareholder support services. Class III of each fund currently pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Any fees paid out of Class III’s assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Class III plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class III shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class III. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [—] day of June, 2008, by and among the Capital One Funds (the “Trust”), a Massachusetts business trust, on behalf of the Capital One [—] Fund (the “Acquired Fund”), and [—] (the “Acquiring Trust”), a Massachusetts business trust [Delaware statutory trust], on behalf of the Fidelity Advisor [—] Fund (the “Acquiring Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization (“Reorganization”) will consist of the transfer of all of the net assets, except as set forth in paragraph 1.2 below, of the Acquired Fund in exchange solely for Class A shares of beneficial interest of the Acquiring Fund with the attributes described in the Registration Statement (defined in paragraph 5.3 below) (“Acquiring Fund Shares”) and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of separate open-end, registered investment companies of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquired Fund and its shareholders; and

WHEREAS, the Trustees of the Acquiring Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund and its shareholders.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF ACQUIRED FUND.

1.1 Subject to the requisite approval of Acquired Fund shareholders and other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor to deliver to the Acquired Fund the number of full and fractional Class A [Class III] Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A [Class III] Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2 Except as otherwise noted in this paragraph, the assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property having a value equal to the total net assets of the Acquired Fund, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interests receivable that are owned by the Acquired Fund, shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”). Without limiting the foregoing, the Acquiring Fund shall not acquire (i) those assets reasonably estimated by an officer of the Trust on the Valuation Date, as defined in paragraph 2.1 below, to be necessary to discharge the liabilities of the Acquired Fund following the Closing Date; and (ii) any deferred, accrued or prepaid expenses.

1.3 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will (i) distribute to the Acquired Fund’s shareholders of record with respect to Class A shares [shares of the Acquired Fund], determined as of immediately after the close of business on the Valuation Date (as defined in paragraph 2.1), on a pro rata basis within that class, a number of Class A [Class III] Acquiring Fund Shares (as provided below) received by the Acquired Fund pursuant to paragraph 1.1; (ii) distribute to Acquired Fund’s Shareholders of record with respect to Class B shares, determined as of immediately after the close of business on the Valuation Date, on a pro rata basis within that class, a number of Class A [Class III] Acquiring Fund Shares (as provided below) received by the Acquired Fund pursuant to paragraph 1.1; and (iii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each Class of Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Class A shareholders [shareholders of the Acquired Fund] (“Acquired Fund Shareholders”). The Class A [Class III] Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 shall be allocated among the Class A and Class B Acquired Fund shareholders in proportion to the aggregate net asset value of each class of shares pursuant to paragraph 2.3. All issued and outstanding Class A Acquired Fund shares [shares of the Acquired Fund] will simultaneously be canceled on the books of the Acquired Fund. [All issued and outstanding Class B Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund.] The Acquiring Fund shall not issue certificates representing the Class A [Class III] Acquiring Fund Shares in connection with such exchange.

1.4 As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete dissolution.

2.	VALUATION.

2.1 For the purpose of paragraph 1, the value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value computed as of the close of regular trading on the New York Stock Exchange on the Closing Date (such time and date being herein called the “Valuation Date”), using the valuation policies and procedures set forth in the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) and the written valuation policies and procedures approved by the Trustees of the Acquiring Fund.

2.2 For the purpose of paragraph 2.3, the net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Prospectus and the written valuation policies and procedures approved by the Trustees of the Acquiring Fund.

2.3 For the purpose of Section 1.3, the number of the Class A [Class III] Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to Class A of the Acquired Fund [shares of the Acquired Fund] by dividing the value of the net assets with respect to the Class A shares of the Acquired Fund [shares of the Acquired

Fund], determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class A [Class III] Acquiring Fund Share, determined in accordance with paragraph 2.2. [The number of the Class A [Class III] Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Class B assets shall be determined with respect to Class B by dividing the value of the net assets with respect to the Class B shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class A [Class III] Acquiring Fund Share, determined in accordance with paragraph 2.2. Class B shareholders shall not be charged any redemption fee in connection the reorganization of Class B shares with and into Class A [Class III] shares.]

2.4. All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent accountants.

3.	CLOSING AND CLOSING DATE.

3.1. The Closing Date shall be October [24], 2008, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place at 4:00 p.m., Eastern Time on the Closing Date unless otherwise provided herein. The Closing shall be held at the offices of Dechert LLP or at such other time and/or place as the parties may agree.

3.2. The Acquired Fund shall direct Capital One, N.A., as custodian for the Acquired Fund (the “Acquired Fund Custodian”), to deliver, as of the Closing Date, a certificate of an authorized officer stating that (i) the assets being transferred pursuant to paragraph 1 shall have been delivered in proper form to the Acquiring Fund as of the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund Custodian shall deliver to the custodian for the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds as of the Closing Date.

3.3. The Acquired Fund shall direct Citi as transfer agent, on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, [shares of the Acquired Fund] [and Class B] shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES.

4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a) The Trust is an unincorporated voluntary association with transferable shares of beneficial interest (commonly referred to as a business trust) duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

(b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

(c) The then current prospectus or prospectuses and statement or statements of additional information of the Acquired Fund (the “Acquired Fund Prospectus”) conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and the Acquired Fund has provided to the Acquiring Fund prior to the date of this Agreement all material contracts to which the Acquired Fund is currently a party;

(d) The Acquired Fund is not in violation in any material respect of any provision of its Declaration of Trust or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(e) The Acquired Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) that if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

(f) To the knowledge of the Acquired Fund, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund as of and for the fiscal year ended August 31, 2007, audited by [                                ], and the statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments as of and for the six months ended February 29, 2008, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with accounting principles generally accepted in the United States of America consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since August 31, 2007;

(h) Since February 29, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (h), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(i) As of the Closing Date, all material Tax Returns (as defined below) of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all material Taxes (as defined below) shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquired Fund’s material Taxes (as defined below) will have been adequately provided for on its books. As of the Closing Date, to the best of the Acquired Fund’s knowledge, the Acquired Fund will not have any Tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for Taxes in excess of those already paid;

(j) The Acquired Fund has met the requirements of Subchapter M of the Code for treatment as a “regulated investment company” in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Closing Date. The Acquired Fund is in compliance with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any penalties that could be imposed thereunder;

For purposes of this Agreement:

“Tax” or “Taxes” shall mean: all federal, state, local, foreign and other taxes, government fees or the like, including, but not limited to, income taxes, excise taxes, estimated taxes, alternative minimum taxes, franchise taxes, capital stock taxes, sales taxes, use taxes, ad valorem or value added taxes, employment and payroll-related taxes, withholding taxes, and transfer taxes, whether or not measured in whole or in part by net income, and all deficiencies, or other additions to tax, interest, fines and penalties owed by them.

“Tax Return” shall mean: any federal, state, local or foreign return, report, information statement, schedule or other document (including any related or supporting information) with respect to Taxes.

(k) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Fund are, and at the Closing Date will be, divided into shares having the characteristics described in the Acquired Fund’s then current prospectus or prospectuses or statement or statements of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”). All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquired Fund’s registration statement) by the Acquired Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

(l) The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

(m) The execution, delivery and performance of this Agreement has been duly authorized by the Board of Trustees of the Trust, and, upon approval thereof by the required vote of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(n) The Acquiring Fund Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

(o) The information provided by the Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

(p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or “blue sky” laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

(q) At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the assets of the Acquired Fund to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the assets of the Acquired Fund and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the assets of the Acquired Fund subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund;

4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a) The Acquiring Trust is an unincorporated voluntary association with transferable shares of beneficial interest (commonly referred to as a business trust [statutory trust]) duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts [the State of Delaware];

(b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust [Trust Instrument] of the Acquiring Trust and the 1940 Act;

(c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Acquiring Fund Prospectus or in the registration statement of which it is a part;

(d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(e) The Acquiring Fund is not in violation in any material respect of any provision of its Declaration of Trust or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(f) To the knowledge of the Acquiring Fund, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the fiscal year ended [July 31, 2007] [August 31, 2007] [November 30, 2007] [December 31, 2007], of the Acquiring Fund, audited by [                                ] [                                ], [and the statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments, as of and for the six months ended             , 2008] copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such date and for the period then ended in accordance with accounting principles generally accepted in the United States of America consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since [July 31, 2007] [August 31, 2007] [November 30, 2007] [December 31, 2007];

(h) Since [July 31, 2007] [August 31, 2007] [November 30, 2007] [December 31, 2007], there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(i) As of the Closing Date, all material Tax Returns of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all material Taxes shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquiring Fund’s material Taxes will have been adequately provided for on its books. As of the Closing Date, to the best of the Acquiring Fund’s knowledge, the Acquiring Fund will not have any Tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for Taxes in excess of those already paid;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for treatment as a “regulated investment company” in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Closing Date. The Acquiring Fund is in compliance with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any penalties that could be imposed thereunder;

(k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class              shares, Class              shares, and Class              shares, each having the characteristics described in the Acquiring Fund Prospectus. The outstanding shares of beneficial interest in the Acquiring Fund are and at the Closing Date will have the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

(l) The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus;

(m) The execution, delivery and performance of this Agreement has been duly authorized by Board of Trustees of the Acquiring Trust, and, upon approval thereof by the required vote of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors` rights generally and other equitable principles;

(n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares of beneficial interest in the Acquiring Fund with the attributes described in the Registration Statement as defined in paragraph 5.3, and will be fully paid and non-assessable [(except as set forth in the Acquiring Fund’s registration statement)] by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(o) The information regarding the Acquiring Fund contained in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

(p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or “blue sky” laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5.	COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The Acquired Fund and Acquiring Fund hereby covenant and agree as follows:

5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and shareholder purchases and redemptions and will include actions contemplated under this Agreement and contemplated in the Registration Statement (as defined below in section 5.3).

5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3 In connection with the Acquired Fund shareholders’ meeting referred to in paragraph 5.2, the Acquiring Fund will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the “Registration Statement”) that the Acquiring Fund will file for registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Prospectus/Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

5.5 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or “blue sky” laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.7 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.8 The Acquired Fund will pay all Taxes that are required to be paid after the Closing Date with respect to any taxable year ending on or prior to the Closing Date. The Acquired Fund will file all Tax Returns that are required to be filed after the Closing Date with respect to any taxable year ending on or prior to the Closing Date. Such Tax Returns will correctly and accurately set forth the amount of any Taxes or reportable income, as the case may be, relating to the applicable period.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2 The Acquired Fund shall have received a favorable opinion of Dechert LLP, counsel to the Acquiring Fund for the transactions contemplated hereby, dated the Closing Date and, in a form reasonably satisfactory to the Acquired Fund, to the following effect:

(a) The Acquiring Trust is an unincorporated voluntary association with transferable shares of beneficial interest (commonly referred to as a business trust [statutory trust]) duly formed, validly existing and in good standing under the laws of The Commonwealth of Massachusetts [State of Delaware] and has power to own all of its properties and assets and to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Trust’s registration statement under the 1940 Act, and the Acquiring Fund is a separate series of shares of beneficial interest thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Bylaws of the Acquiring Trust;

(b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors` rights generally and other equitable principles;

(c) The Acquiring Fund Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery, and receipt by the Acquiring Fund of the consideration specified in this Agreement, will be validly issued and outstanding and fully paid and nonassessable Class A [Class III] shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

(d) The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund’s Declaration of Trust or Bylaws, or any provision of any material agreement known to such counsel to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any material agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound, except as disclosed in Schedule 6.2(d) hereto;

(e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or “blue sky” laws or such as have been obtained;

(f) Such counsel does not know of any legal or governmental proceedings relating to the Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

(g) To the knowledge of such counsel, the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

(h) To the knowledge of such counsel, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding of or before any court or governmental body is presently pending as to the Acquiring Fund or any of their properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation or proceeding, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2 The Acquiring Fund shall have received a favorable opinion of [—], counsel to the Acquired Fund for the transactions contemplated hereby, dated the Closing Date and in a form reasonably satisfactory to the Acquiring Fund, to the following effect:

(a) The Trust is an unincorporated voluntary association with transferable shares of beneficial interest (commonly referred to as a business trust) duly formed, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted in accordance with the description thereof in the Trust’s registration statement under the 1940 Act, and the Acquired Fund is a separate series of shares of beneficial interest thereof duly constituted in accordance with the applicable provisions of the Declaration of Trust and Bylaws of the Trust;

(b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors` rights generally and other equitable principles;

(c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

(d) The execution and delivery of this Agreement did not, and the performance by the Acquired Fund of its obligations hereunder will not, violate the Acquired Fund’s Declaration of Trust or Bylaws, or any provision of any material agreement known to such counsel to which the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any material agreement, judgment, or decree to which the Acquired Fund is a party or by which it is bound, except as disclosed in Schedule 7.2(d) hereto;

(e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

(f) Such counsel does not know of any legal or governmental proceedings relating to the Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

(g) To the knowledge of such counsel, the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

(h) To the knowledge of such counsel, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

7.3 Prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing: (i) all of the Acquired Fund’s investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and all of its net realized capital gains for the taxable year ending on the Closing Date (computed without regard to any deduction for dividends paid); and (ii) any undistributed investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and net realized capital gains from any prior period to the extent not otherwise already distributed.

7.4 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Acquired Fund, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

7.5 The Acquired Fund Custodian shall have delivered to the Acquiring Fund a certificate identifying the assets of the Acquired Fund to be transferred to the Acquiring Fund.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

The respective obligations of the Acquired Fund and the Acquiring Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1 This Agreement and the transactions contemplated herein shall have received: (i) all necessary approvals of the Boards of Trustees of the Acquired Fund and the Acquiring Fund, as evidenced by certified copies of the resolutions of such Boards of Trustees provided to the Acquired Fund and Acquiring Fund; and (ii) all necessary shareholder approvals at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.

8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state “blue sky” and securities authorities) deemed necessary by the Acquired Fund and the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except when failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of Reed Smith LLP dated on the Closing Date (which opinion will be based on certain factual representations and subject to certain qualifications) reasonably satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, the Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally, for federal income tax purposes:

(a) The transfer of all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares;

(c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for such shareholders’ shares of the Acquired Fund;

(d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund shares for Acquiring Fund Shares in the Reorganization;

(e) The aggregate tax basis for Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided the Acquired Fund shares are held as capital assets at the time of Reorganization; and

(f) The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived by the Board of Trustees of the Trust and Board of Trustees of the Acquiring Trust, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the Acquiring Fund, respectively. Notwithstanding anything herein to the contrary, neither the Trust nor the Acquiring Trust may waive the condition set forth in paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES.

9.1 Each of the Acquired Fund and the Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 Each party will bear or cause its adviser or an affiliate of its adviser to bear all its expenses incurred under or in connection with this Agreement.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1 The Acquired Fund and the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 Representations and warranties contained in this Agreement or in any document delivered pursuant hereto shall not survive the consummation of the transactions contemplated hereunder. Covenants to be performed after the Closing shall survive the Closing.

11.	TERMINATION.

11.1 This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund. In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c) Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

(d) In the event that the Asset Purchase Agreement by and among Fidelity Management & Research Company, Fidelity Distributors Corporation and Capital One Asset Management, LLC (“COAM”) dated June 18, 2008 is terminated, this Agreement shall automatically terminate; or

(e) If the transactions contemplated by this Agreement have not been substantially completed by February 27, 2009, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Acquired Fund and the Acquiring Fund.

11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund at Capital One Asset Management, LLC, 313 Carondelet St., Suite 320, New Orleans, LA 70130, Attention Richard Chauvin, with a copy to Dickstein Shapiro, counsel to the Acquired Fund’s Trustees, at 1825 Eye St. NW, Washington, D.C. 20006, Attention: Melanie Maloney, Drinker Biddle & Reath LLP, counsel to the Acquired Fund, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, Attention: Michael P. Malloy and Reed Smith LLP, counsel to COAM, at 435 Sixth Avenue, Pittsburgh, PA 15219, Attention: Todd Zerega, or the Acquiring Fund at 82 Devonshire Street, Boston, MA 02109, Attention Scott Goebel; with a copy to Dechert LLP, counsel to the Acquiring Fund, at 200 Clarendon Street, 27th Floor, Boston, MA 02116, Attention Joseph R. Fleming.

14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 A copy of the Declaration of the Acquired Fund is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of such fund shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund.

14.6 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

14.7 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, a Vice President or Treasurer.

CAPITAL ONE FUNDS ON BEHALF OF [CAPITAL ONE                      FUND]

By:
Name:	[ ]
Title:	President

[ ]

on behalf of FIDELITY ADVISOR                      FUND

By:
Name:	[ ]
Title:	President

PART B

FIDELITY COLCHESTER STREET TRUST

August 1, 2008

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets of:	By and in Exchange for Shares of:
Capital One Cash Reserve Fund	Fidelity Institutional Money Market Fund – Prime Money Market Portfolio
Capital One U.S. Treasury Money Market Fund (each a series of Capital One Funds)	Fidelity Institutional Money Market Fund – Treasury Portfolio (each a series of Fidelity Colchester Street Trust)
3435 Stelzer Road Columbus, Ohio 43219	82 Devonshire St. Boston, Massachusetts 02109

This Statement of Additional Information (“SAI”) relates to the proposed reorganizations of Capital One Cash Reserve Fund and Capital One U.S. Treasury Money Market Fund, each a series of Capital One Funds, into Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio, respectively, each a series of Fidelity Colchester Street Trust (the “Reorganizations”). This SAI contains information which may be of interest to shareholders but which is not included in the combined Proxy Statement and Prospectus (the “Proxy Statement”) which relates to the Reorganizations. As described in the Proxy Statement, Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio will acquire all of the assets of Capital One Cash Reserve Fund and Capital One U.S. Treasury Money Market Fund, respectively, in exchange solely for shares of beneficial interest in Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1. The Statement of Additional Information of Capital One Funds dated December 14, 2007, which was previously filed via EDGAR (Accession No. 0001193125-07-265624).

2. The Supplement to the Statement of Additional Information of Capital One Funds dated February 21, 2008, which was previously filed via EDGAR (Accession No. 0001193125-08-035118).

3. The Statement of Additional Information of Fidelity Institutional Money Market Funds dated May 29, 2008, which was previously filed via EDGAR (Accession No. 0000356173-08-000007).

4. The Financial Statements included in the Annual Report of Capital One Funds for the fiscal year ended August 31, 2007, which was previously filed via EDGAR (Accession No. 0001193125-07-234975).

5. The Unaudited Financial Statements included in the Semiannual Report of Capital One Funds for the fiscal period ended February 29, 2008, which was previously filed via EDGAR (Accession No. 0001004726-08-000082).

6. The Financial Statements included in the Annual Report of Fidelity Institutional Money Market Funds for the fiscal year ended March 31, 2008, which was previously filed via EDGAR (Accession No. 0000356173-08-000006).

PRO FORMA FINANCIAL STATEMENTS

With respect to the reorganizations of Capital One Cash Reserve Fund and Capital One U.S. Treasury Money Market Fund into Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio, respectively, the pro forma financial statements required by Rule 11-01 of Regulation S-X have not been prepared and included in this Form N-14 since, as of July 31, 2008, the net asset value of Capital One Cash Reserve Fund does not exceed ten percent (10%) of the net asset value of Fidelity Institutional Money Market Fund – Prime Money Market Portfolio, and the net asset value of Capital One U.S. Treasury Money Market Fund does not exceed ten percent (10%) of the net asset value of Fidelity Institutional Money Market Fund – Treasury Portfolio.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”) is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC’s losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent’s willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent’s acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

ITEM 16. EXHIBITS

(1) (a) Amended and Restated Trust Instrument, dated April 11, 2002, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 44 to the Registrant’s Form N-1A Registration Statement.

(b) Certificate of Amendment to the Trust Instrument, dated March 16, 2005, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement.

(2) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 17.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to the combined Proxy Statement and Prospectus.

(5) Not applicable.

(6) (a) Management Contract, dated December 1, 2007, between Money Market Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement.

(b) Management Contract, dated December 1, 2007, between Government Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement.

(c) Management Contract, dated December 1, 2007, between Treasury Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement.

(d) Management Contract, dated December 1, 2007, between Prime Money Market Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement.

(e) Management Contract, dated December 1, 2007, between Treasury Only Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement.

(f) Management Contract, dated December 1, 2007, between Tax-Exempt Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement.

(g) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of U.S. Treasury Portfolio II (currently Treasury Portfolio) and FMR Texas Inc. (currently Fidelity Investments Money Management, Inc.), dated May 30, 1993, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 26 to the Registrant’s Form N-1A Registration Statement.

(h) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of U.S. Government Portfolio (currently Government Portfolio) and FMR Texas Inc. (currently Fidelity Investments Money Management, Inc.), dated May 30, 1993, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 26 to the Registrant’s Form N-1A Registration Statement.

(i) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Domestic Money Market Portfolio (currently Prime Money Market Portfolio) and FMR Texas Inc. (currently Fidelity Investments Money Management, Inc.), dated May 30, 1993, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 26 to the Registrant’s Form N-1A Registration Statement.

(j) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Money Market Portfolio and FMR Texas Inc. (currently Fidelity Investments Money Management, Inc.), dated May 30, 1993, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 26 to the Registrant’s Form N-1A Registration Statement.

(k) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Treasury Only Portfolio and FMR Texas Inc. (currently Fidelity Investments Money Management, Inc.), dated May 30, 1997, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement.

(l) Sub-Advisory Agreement between Fidelity Management & Research Company on behalf of Tax-Exempt Portfolio and Fidelity Investments Money Management, Inc., dated May 29, 1998, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement.

(m) Master International Fixed-Income Research Agreement, dated October 1, 2003, between Fidelity Investments Money Management, Inc. and Fidelity International Investment Advisors, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(33) of Fidelity Charles Street Trust’s (File No. 002-73133) Post-Effective Amendment No. 74.

(n) Schedule A, dated April 2, 2007, to the Master International Fixed-Income Research Agreement, dated October 1, 2003, between Fidelity Investments Money Management, Inc. and Fidelity International Investment Advisors, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(6) of Fidelity Revere Street Trust’s (File No. 811-07807) Post-Effective Amendment No. 23.

(o) Fixed-Income Sub-Research Agreement, dated October 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(35) of Fidelity Charles Street Trust’s (File No. 002-73133) Post-Effective Amendment No. 74.

(p) Schedule A, dated April 2, 2007, to the Fixed-Income Sub-Research Agreement, dated October 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(8) of Fidelity Revere Street Trust’s (File No. 811-07807) Post-Effective Amendment No. 23.

(q) General Research Services Agreement and Schedule B, each dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(38) of Variable Insurance Products Fund’s (File No. 002-75010) Post-Effective Amendment No. 62.

(r) Schedule A, dated October 18, 2007, to the General Research Services Agreement, dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(10) of Fidelity Court Street Trust’s (File No. 002-58774) Post-Effective Amendment No. 87.

(7) (a) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Government Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement.

(b) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Money Market Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement.

(c) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Prime Money Market Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement.

(d) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Tax-Exempt Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement.

(e) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Treasury Only Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement.

(f) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Treasury Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement.

(g) Specimen of Service Contract between Fidelity Distributors Corporation and “Qualified Recipients” with respect to Fidelity Institutional Money Market Funds is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement.

(h) Specimen of Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and “Qualified Recipients” with respect to Fidelity Institutional Money Market Funds is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement.

(i) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(j) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(k) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(8) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through May 14, 2006 is incorporated herein by reference to Exhibit (f)(1) of Fidelity Central Investment Portfolios LLC (File No. 811-21667) Amendment No. 6.

(9) (a) Custodian Agreement and Appendix B, C, D, and E, dated January 1, 2007, between The Bank of New York and Fidelity Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.

(b) Appendix A, dated October 25, 2007, to the Custodian Agreement, dated January 1, 2007, between the Bank of New York and Fidelity Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio is incorporated herein by reference to Exhibit (g)(13) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 78.

(c) Custodian Agreement and Appendix B, C, D, and E, dated January 1, 2007, between Citibank, N.A. and Fidelity Colchester Street Trust on behalf of Tax-Exempt Portfolio are incorporated herein by reference to Exhibit (g)(5) of Fidelity Securities Fund’s (File No. 002-93601) Post-Effective Amendment No. 73.

(d) Appendix A, dated June 29, 2007, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Colchester Street Trust on behalf of Tax-Exempt Portfolio is incorporated herein by reference to Exhibit (g)(4) of Fidelity Securities Fund’s (File No. 002-93601) Post-Effective Amendment No. 76.

(e) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit (8)(d) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(f) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit (8)(e) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(g) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit (8)(f) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(h) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit (8)(g) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(i) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit (8)(h) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(j) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit (8)(i) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(k) Schedule A-1, Part I and Part IV, dated December 14, 2007, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(9) of Fidelity Court Street Trust’s (File No. 002-58774) Post-Effective Amendment No. 87.

(10) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio: Class I is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement.

(b) Distribution and Service Plan pursuant to Rule 12b-1 for Government Portfolio: Class I is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement.

(c) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Portfolio: Class I is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement.

(d) Distribution and Service Plan pursuant to Rule 12b-1 for Domestic Portfolio (currently Prime Money Market Portfolio): Class I is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement.

(e) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Only Portfolio: Class I is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement.

(f) Distribution and Service Plan pursuant to Rule 12b-1 for Tax-Exempt Portfolio: Class I is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement.

(g) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Only Portfolio: Class II is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement.

(h) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Portfolio: Class II is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement.

(i) Distribution and Service Plan pursuant to Rule 12b-1 for Government Portfolio: Class II is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement.

(j) Distribution and Service Plan pursuant to Rule 12b-1 for Domestic Portfolio (currently Prime Money Market Portfolio): Class II is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement.

(k) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio: Class II is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement.

(l) Distribution and Service Plan pursuant to Rule 12b-1 for Tax-Exempt Portfolio: Class II is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement.

(m) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Only Portfolio: Class III is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement.

(n) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Portfolio: Class III is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement.

(o) Distribution and Service Plan pursuant to Rule 12b-1 for Government Portfolio: Class III is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement.

(p) Distribution and Service Plan pursuant to Rule 12b-1 for Domestic Portfolio (currently Prime Money Market Portfolio): Class III is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement.

(q) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio: Class III is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement.

(r) Distribution and Service Plan pursuant to Rule 12b-1 for Tax-Exempt Portfolio: Class III is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement.

(s) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Only Portfolio: Select Class is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 43 to the Registrant’s Form N-1A Registration Statement.

(t) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Portfolio: Select Class is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 43 to the Registrant’s Form N-1A Registration Statement.

(u) Distribution and Service Plan pursuant to Rule 12b-1 for Government Portfolio: Select Class is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registrant’s Form N-1A Registration Statement.

(v) Distribution and Service Plan pursuant to Rule 12b-1 for Domestic Portfolio (currently Prime Money Market Portfolio): Select Class is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registrant’s Form N-1A Registration Statement.

(w) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio: Select Class is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 43 to the Registrant’s Form N-1A Registration Statement.

(x) Distribution and Service Plan pursuant to Rule 12b-1 for Tax-Exempt Portfolio: Select Class is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 43 to the Registrant’s Form N-1A Registration Statement.

(y) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Only Portfolio: Class IV is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement.

(z) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Portfolio: Class IV is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement.

(aa) Distribution and Service Plan pursuant to Rule 12b-1 for Prime Money Market Portfolio: Class IV is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement.

(bb) Distribution and Service Plan pursuant to Rule 12b-1 for Prime Money Market Portfolio: Institutional Class is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement.

(cc) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio: Institutional Class is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement.

(dd) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Institutional Money Market Funds, dated November 15, 2007, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement.

(ee) Schedule I, dated November 15, 2007, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Institutional Money Market Funds, dated November 15, 2007, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement.

(11) Opinion and Consent of Dechert LLP, counsel to Fidelity Institutional Money Market Fund – Prime Money Market Portfolio and Fidelity Institutional Money Market Fund – Treasury Portfolio, as to the legality of shares being registered is incorporated herein by reference to Exhibit (11) of the Registrant’s Form N-14 Registration Statement (filed July 2, 2008).

(12) Opinion and Consent of Reed Smith LLP, counsel to Capital One Cash Reserve Fund and Capital One U.S. Treasury Money Market Fund, as to tax matters – to be filed by Post-Effective Amendment.

(13) Not applicable.

(14) (a) Consent of Ernst & Young LLP is filed herewith as Exhibit 14(a).

(b) Consent of Deloitte & Touche LLP is filed herewith as Exhibit 14(b).

(c) Consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 14(c).

(15) Not applicable.

(16) (a) Power of attorney for Abigail P. Johnson, dated April 1, 2007, which is incorporated herein by reference to Exhibit 16(a) of Fidelity Colchester Street Trust’s N-14 (filed July 2, 2008).

(b) Power of attorney for Joseph R. Fleming, John V. O’Hanlon, Robert W. Helm and Anthony H. Zacharski, dated August 1, 2008, is filed herewith as Exhibit 16(b).

(17) Form of Proxy Card is incorporated herein by reference to Exhibit 17 of Fidelity Colchester Street Trust’s N-14.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this Registration Statement upon the closing of the Reorganizations described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and Commonwealth of Massachusetts, on the 8th day of August, 2008.

Fidelity Colchester Street Trust

By:	/s/ John Hebble
John Hebble President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

(Signature)	(Title)	(Date)

/s/ John Hebble John Hebble	President and Treasurer (Principal Executive Officer)	August 8, 2008

/s/ Joseph B. Hollis Joseph B. Hollis	Chief Financial Officer (Principal Financial Officer)	August 8, 2008

/s/ Edward C. Johnson 3d Edward C. Johnson 3d	† Trustee	August 8, 2008

/s/ James C. Curvey James C. Curvey	* Trustee	August 8, 2008

/s/ Albert R. Gamper Albert R. Gamper	* Trustee	August 8, 2008

/s/ George H. Heilmeier George H. Heilmeier	* Trustee	August 8, 2008

/s/ Arthur E. Johnson Arthur E. Johnson	* Trustee	August 8, 2008

/s/ James H. Keyes James H. Keyes	* Trustee	August 8, 2008

/s/ Marie L. Knowles Marie L. Knowles	* Trustee	August 8, 2008

/s/ Kenneth L. Wolfe Kenneth L. Wolfe	* Trustee	August 8, 2008

† Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated April 1, 2007, which is incorporated herein by reference to Exhibit 16(a) of Fidelity Colchester Street Trust’s N-14.

* By: /s/ Joseph R. Fleming

Joseph R. Fleming, pursuant to a power of attorney dated August 1, 2008, and filed herewith.